Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) July 31, 2021

Investments	Shares	Value ($)

LONG POSITIONS - 89.7%

COMMON STOCKS - 53.2%

Aerospace & Defense - 0.9%
Kaman Corp.(a)	11,014	488,471
PAE, Inc.*(a)	21,846	194,866
		683,337
Airlines - 0.0%(b)
American Airlines Group, Inc.*(a)	623	12,697
American Airlines Group, Inc. Escrow*(c)	14,383	719
		13,416
Auto Components - 0.0%(b)
Garrett Motion, Inc. (Switzerland)*	700	4,522
Automobiles - 0.5%
General Motors Co.*(a)	6,098	346,610
Banks - 1.1%
Bank of America Corp.	4,974	190,803
CIT Group, Inc.	2,000	96,480
Hancock Whitney Corp.(a)	11,317	494,666
Pacific Mercantile Bancorp*	2,100	17,577
		799,526
Beverages - 0.3%
Becle SAB de CV (Mexico)*(a)	79,000	197,676
Biotechnology - 0.5%
Grifols SA, ADR (Spain)	4,900	74,529
Kindred Biosciences, Inc.*	9,500	86,640
Regeneron Pharmaceuticals, Inc.*(a)	403	231,568
		392,737
Building Products - 0.1%
Janus International Group, Inc.*	5,620	78,680
Capital Markets - 1.5%
468 SPAC I SE, Class A (Germany)*(a)	12,986	150,965
BGC Partners, Inc., Class A	36,178	193,552
BlackRock, Inc.	172	149,153
Goldman Sachs Group, Inc. (The)(a)	478	179,193
Morgan Stanley(a)	3,767	361,557
Pegasus Acquisition Co. Europe BV (Netherlands)*(a)	8,130	95,478
		1,129,898
Chemicals - 0.6%
Atotech Ltd. (China)*	3,500	84,525
Ferro Corp.*	10,000	208,000
W R Grace & Co.(a)	2,800	194,880
		487,405
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc.*(a)	7,068	671,460
Covanta Holding Corp.	1,000	20,100
		691,560
Communications Equipment - 0.1%
4L Holdings Corp.*(c)	3,790	190
EXFO, Inc. (Canada)*	9,500	54,245
		54,435
Construction & Engineering - 1.1%
Quanta Services, Inc.(a)	2,885	262,246
Valmont Industries, Inc.(a)	2,507	594,034
		856,280
Construction Materials - 0.3%
Forterra, Inc.*(a)	2,850	67,232
US Concrete, Inc.*	1,700	123,777
		191,009
Distributors - 1.0%
Core-Mark Holding Co., Inc.	800	34,432
LKQ Corp.*(a)	13,962	708,572
		743,004
Diversified Consumer Services - 0.4%
Regis Corp.*(a)	37,502	298,891
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.(a)	6,358	196,271
Marlin Business Services Corp.	1,000	22,560
		218,831
Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*(a)	12,800	196,352
ORBCOMM, Inc.*(a)	14,000	158,060
		354,412
Electric Utilities - 1.1%
PG&E Corp.*(a)	14,017	123,209
PNM Resources, Inc.(a)	14,500	700,785
		823,994
Electrical Equipment - 1.2%
EnerSys(a)	2,490	245,663
Sunrun, Inc.*(a)	12,217	647,135
		892,798
Electronic Equipment, Instruments & Components - 0.5%
Coherent, Inc.*(a)	1,400	344,316
Entertainment - 0.2%
DouYu International Holdings Ltd., ADR (China)*	1,500	6,045
Walt Disney Co. (The)*(a)	785	138,176
		144,221
Equity Real Estate Investment Trusts (REITs) - 0.8%
Columbia Property Trust, Inc.	400	6,668
QTS Realty Trust, Inc., Class A	5,200	404,092
VEREIT, Inc.	3,500	171,395
		582,155
Food & Staples Retailing - 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)	1,183	7,157
Magnit PJSC, GDR (Russia)(d)	1,164	17,012
Sendas Distribuidora SA, ADR (Brazil)	1,183	19,472
Wal-Mart de Mexico SAB de CV (Mexico)	13,629	44,928
X5 Retail Group NV, GDR (Russia)(d)	2,985	96,654
		185,223
Food Products - 0.6%
Nestle SA (Registered) (Switzerland)(a)	3,360	425,819

Health Care Equipment & Supplies - 1.2%
Envista Holdings Corp.*(a)	14,616	629,657
Soliton, Inc.*	1,900	41,667
Surgalign Holdings, Inc.*(a)	7,400	8,066

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Wright Medical Group Escrow*(c)(e)	400	—
Zimmer Biomet Holdings, Inc.(a)	1,357	221,761
		901,151
Health Care Providers & Services - 0.7%
Anthem, Inc.	519	199,301
Cigna Corp.	678	155,594
Magellan Health, Inc.*(a)	1,700	160,344
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	9,303	19,825
Sinopharm Group Co. Ltd., Class H (China)	5,222	13,708
		548,772
Health Care Technology - 0.5%
Change Healthcare, Inc.*	17,900	388,609
Hotels, Restaurants & Leisure - 2.7%
BJ's Restaurants, Inc.*	7,945	322,408
Booking Holdings, Inc.*	298	649,122
Diamond Resorts International, Inc. Escrow*(c)(e)	13,800	—
Expedia Group, Inc.*(a)	1,684	270,905
Great Canadian Gaming Corp. (Canada)*(a)	10,400	369,285
Marriott Vacations Worldwide Corp.*(a)	1,944	286,487
Penn National Gaming, Inc.*(a)	1,621	110,844
		2,009,051
Household Durables - 0.8%
Skyline Champion Corp.*(a)	10,212	575,957
Industrial Conglomerates - 0.1%
Raven Industries, Inc.*	1,300	75,725
Smiths Group plc (United Kingdom)	1,394	30,140
		105,865
Insurance - 2.6%
AIA Group Ltd. (Hong Kong)(a)	21,655	259,431
Assurant, Inc.	1,816	286,583
Athene Holding Ltd., Class A*	2,700	174,474
Chubb Ltd.(a)	911	153,722
Lincoln National Corp.(a)	2,854	175,864
ProSight Global, Inc.*	3,400	43,384
Ryan Specialty Group Holdings, Inc., Class A*	5,035	148,533
State Auto Financial Corp.	600	30,000
Syncora Holdings Ltd.*	15,303	3,443
Willis Towers Watson plc(a)	3,400	700,672
		1,976,106
Interactive Media & Services - 2.5%
Actua Corp.*(c)(e)	6,700	335
Alphabet, Inc., Class A*(a)	216	582,019
Baidu, Inc., ADR (China)*	221	36,246
Baidu, Inc., Class A (China)*	310	6,311
Facebook, Inc., Class A*(a)	1,848	658,442
Mail.Ru Group Ltd., GDR (Russia)*(d)	928	19,247
Sogou, Inc., ADR (China)*	3,100	27,373
Sohu.com Ltd., ADR (China)*	4,300	85,441
Tencent Holdings Ltd. (China)(a)	4,622	284,892
Yandex NV, Class A (Russia)*	971	65,960
Zillow Group, Inc., Class C*(a)	1,128	119,861
		1,886,127
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd., ADR (China)*	2,392	466,894
Alibaba Group Holding Ltd. (China)*	3,216	78,215
Altaba, Inc. Escrow*(c)	64,106	935,948
Amazon.com, Inc.*(a)	97	322,776
ASOS plc (United Kingdom)*(a)	333	17,617
Deliveroo plc (United Kingdom)*(d)	11,689	53,617
eBay, Inc.(a)	1,517	103,475
MercadoLibre, Inc. (Argentina)*(a)	167	261,973
Overstock.com, Inc.*(a)	4,693	326,821
Stamps.com, Inc.*	500	163,380
		2,730,716
IT Services - 2.1%
Fidelity National Information Services, Inc.(a)	1,561	232,667
Paya Holdings, Inc.*(a)	29,734	341,644
PayPal Holdings, Inc.*(a)	1,517	417,979
Repay Holdings Corp.*(a)	5,668	141,190
Sykes Enterprises, Inc.*	1,800	96,588
Visa, Inc., Class A(a)	1,304	321,292
		1,551,360
Leisure Products - 0.9%
Hayward Holdings, Inc.*(a)	29,119	701,477
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SE (Luxembourg)(a)	1,400	167,470
Gerresheimer AG (Germany)	350	36,557
PPD, Inc.*(a)	10,600	488,872
Thermo Fisher Scientific, Inc.(a)	271	146,343
		839,242
Machinery - 1.0%
Lydall, Inc.*	1,500	91,800
Oshkosh Corp.	1,494	178,608
Rexnord Corp.	400	22,532
Welbilt, Inc.*(a)	5,900	138,591
Woodward, Inc.(a)	2,735	332,466
		763,997
Marine - 0.6%
Kirby Corp.*(a)	8,507	492,640
Media - 0.8%
Deluxe Television GmbH (Germany)*(c)	16,063	1,606
Discovery, Inc., Class C*(a)	903	24,480
Loral Space & Communications, Inc. (Canada)(a)	1,985	70,249
Meredith Corp.*	1,100	48,004
Shaw Communications, Inc., Class B (Canada)(a)	12,700	370,943
Stroeer SE & Co. KGaA (Germany)	724	57,285
Tribune Co. Litigation, Class 1C*(c)(e)	302,443	—
		572,567
Metals & Mining - 0.0%(b)
Artemis Gold, Inc. (Canada)*	605	3,031
Corvus Gold, Inc. (Canada)*	6,400	20,519
		23,550
Multiline Retail - 0.3%
Fix Price Group Ltd., GDR (Russia)*(d)	144	1,101

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)
Nordstrom, Inc.*	7,974	263,939
		265,040
Oil, Gas & Consumable Fuels - 0.1%
Falcon Minerals Corp.(a)	3,400	16,218
Inter Pipeline Ltd. (Canada)	5,100	81,675
Southcross Energy Partners LP*	49,093	2,602
		100,495
Paper & Forest Products - 0.2%
Domtar Corp.*(a)	2,300	126,293
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A(a)	544	181,604
Unilever plc (United Kingdom)(a)	4,085	235,459
		417,063
Pharmaceuticals - 1.3%
Aralez Pharmaceuticals, Inc. (Canada)*(c)	345	—
Bristol-Myers Squibb Co.	3,346	227,093
Dr Reddy's Laboratories Ltd., ADR (India)	899	56,233
Green Thumb Industries, Inc.*(a)	2,700	80,225
Hikma Pharmaceuticals plc (Jordan)(a)	2,266	83,342
Johnson & Johnson(a)	167	28,757
Roche Holding AG (Switzerland)(a)	1,237	478,427
Teva Pharmaceutical Industries Ltd., ADR (Israel)*(a)	513	4,951
		959,028
Professional Services - 2.1%
51job, Inc., ADR (China)*	600	43,212
Clarivate plc (United Kingdom)*	18,641	425,015
GP Strategies Corp.*	1,800	36,630
IHS Markit Ltd.(a)	5,250	613,410
Intertrust NV (Netherlands)*(a)(d)	20,181	333,241
SGS SA (Registered) (Switzerland)(a)	43	139,227
		1,590,735
Road & Rail - 0.8%
Kansas City Southern(a)	1,800	482,040
Lyft, Inc., Class A*(a)	2,338	129,338
		611,378
Semiconductors & Semiconductor Equipment - 2.3%
Enphase Energy, Inc.*(a)	801	151,869
Magnachip Semiconductor Corp. (South Korea)*(a)	4,000	83,120
Maxim Integrated Products, Inc.*(a)	5,400	539,514
QUALCOMM, Inc.(a)	1,531	229,344
SunEdison, Inc.*(c)(e)	16,689	—
Xilinx, Inc.(a)	4,800	719,232
		1,723,079
Software - 4.3%
Cloudera, Inc.*	15,350	243,604
Dye & Durham Ltd. (Canada)	800	30,247
Five9, Inc.*	900	181,161
Jamf Holding Corp.*(a)	4,205	137,966
Medallia, Inc.*	1,600	54,192
Microsoft Corp.(a)	760	216,532
Nuance Communications, Inc.*(a)	14,050	771,345
Proofpoint, Inc.*(a)	3,100	541,446
QAD, Inc., Class A	1,300	112,775
SAP SE (Germany)(a)	2,224	318,803
SharpSpring, Inc.*	1,300	22,087
Tenable Holdings, Inc.*(a)	15,274	653,727
		3,283,885
Specialty Retail - 0.7%
Frasers Group plc (United Kingdom)*(a)	9,144	76,706
Sportsman's Warehouse Holdings, Inc.*(a)	10,000	176,700
Toys R Us, Inc.*(c)	1,040	24,960
Ulta Beauty, Inc.*(a)	692	232,373
		510,739
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.(a)	4,603	671,394
Dell Technologies, Inc., Class C*(a)	1,600	154,592
Samsung Electronics Co. Ltd., GDR (South Korea)(a)(d)	107	183,665
		1,009,651
Textiles, Apparel & Luxury Goods - 2.3%
adidas AG (Germany)(a)	962	349,313
Capri Holdings Ltd.*	1,321	74,386
G-III Apparel Group Ltd.*(a)	21,385	638,556
Steven Madden Ltd.(a)	13,062	572,507
Tapestry, Inc.*(a)	2,172	91,876
		1,726,638
Thrifts & Mortgage Finance - 0.0%(b)
Flagstar Bancorp, Inc.	100	4,576
Trading Companies & Distributors - 0.6%
Brenntag SE (Germany)(a)	1,902	189,976
CAI International, Inc.	3,000	167,430
Fly Leasing Ltd., ADR (India)*	4,400	74,932
IMCD NV (Netherlands)	234	40,527
		472,865
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.(a)	3,100	122,450
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*(a)	1,355	195,147
TOTAL COMMON STOCKS (Cost $34,696,245)		40,127,004

Investments	No. of Rights	Value ($)

RIGHTS - 0.3%

Biotechnology - 0.2%
Achillion Pharmaceuticals, Inc., CVR*(c)	23,300	11,650
Alder Biopharmaceuticals, Inc., CVR*(c)	35,400	35,400
Ambit Biosciences Corp., CVR*(c)(e)	70,000	118,300
Clementia Pharmaceuticals, Inc., CVR (France)*(c)(e)	3,200	—
Phenomix Corp., CVR*(a)(c)(e)	13,900	10,425
Tobira Therapeutics, Inc., CVR*(c)(e)	6,900	—
		175,775
Media - 0.0%
Media General, Inc., CVR*(c)(e)	76,116	—

Metals & Mining - 0.1%
Pan American Silver Corp., CVR (Canada)*	39,600	32,868

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	No. of Rights	Value ($)

Pharmaceuticals - 0.0%(b)
Dova Pharmaceuticals, Inc., CVR (Sweden)*(c)	8,800	1,100
Elanco Animal Health, Inc., CVR*(c)	15,100	151
Omthera Pharmaceuticals, Inc., CVR (United Kingdom)*(c)(e)	100	—
		1,251
TOTAL RIGHTS (Cost $51,801)		209,894

Investments	No. of Warrants	Value ($)

WARRANTS - 0.2%

Capital Markets - 0.0%(b)
468 SPAC I SE, expiring 4/30/2026 (Germany)*	4,329	4,622
FinTech Acquisition Corp. III, expiring 12/1/2023*(e)	1,770	8,903
		13,525

Oil, Gas & Consumable Fuels - 0.2%
Southcross Energy Partners LP, expiring 12/31/2029*(c)	303,095	160,640

TOTAL WARRANTS (Cost $151,500)		174,165

Investments	Principal Amount ($)	Value ($)

CONVERTIBLE PREFERRED STOCKS - 0.2%

Auto Components - 0.1%
Garrett Motion, Inc. (Switzerland),
Series A, 11.00%, 4/30/2027 (f)	7,244	55,344

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.,
Series B, 6.75%, 9/3/2021(f)	1,900	94,943

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $124,748)		150,287

Investments	Shares	Value ($)

PREFERRED STOCKS - 0.1%

Media - 0.1%
Liberty Broadband Corp., Series A, 7.00%, 3/10/2039(f)
(Cost $35,613)	1,860	52,527

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 0.0%(b)

Media - 0.0%(b)
Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan,
(ICE LIBOR USD 3 Month + 5.00%), 6.00%, 3/25/2024(c)(e)(g)	18,235	7,252
Deluxe Entertainment Services Group, Inc., 2nd Lien Term Loan,
(ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2024(c)(g)	145,037	—
		7,252
Oil, Gas & Consumable Fuels - 0.0%(b)
Lealand Finance Co. BV, Term Loan,
(ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/28/2024(c)(g)	29,012	17,407

TOTAL LOAN ASSIGNMENTS (Cost $33,149)		24,659

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%

Independent Power and Renewable Electricity Producers - 0.0%
GenOn Energy, Inc. Escrow,
9.50%, 10/15/2018(c)(e)(h)	354,000	—
9.88%, 10/15/2020(c)(e)(h)	1,655,000	—
TOTAL CORPORATE BONDS (Cost $—)		—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 35.7%

INVESTMENT COMPANIES - 35.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.01%(a)(i) (Cost $26,920,142)	26,920,142	26,920,142
		—

TOTAL LONG POSITIONS (Cost $62,013,198)		67,658,678

Investments	Shares	Value ($)

SHORT POSITIONS - (10.0)%(j)

COMMON STOCKS - (10.0)%

Banks - (0.5)%
Banc of California, Inc.	(1,335)	(22,855)
Bank of Montreal (Canada)	(1,220)	(120,797)
Canadian Imperial Bank of Commerce (Canada)	(1,065)	(123,838)
First Citizens BancShares, Inc., Class A	(124)	(97,041)
		(364,531)
Capital Markets - (1.1)%
Apollo Global Management, Inc.	(3,103)	(182,642)
S&P Global, Inc.	(1,487)	(637,507)
		(820,149)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

Investments	Shares	Value ($)

Chemicals - (0.3)%
International Flavors & Fragrances, Inc.	(1,450)	(218,428)
Consumer Finance - (0.6)%
Credit Acceptance Corp.*	(561)	(271,956)
World Acceptance Corp.*	(853)	(161,703)
		(433,659)
Diversified Consumer Services - (1.1)%
Adtalem Global Education, Inc.*	(5,503)	(199,979)
Grand Canyon Education, Inc.*	(876)	(80,916)
Perdoceo Education Corp.*	(19,008)	(225,435)
Strategic Education, Inc.	(3,795)	(300,906)
		(807,236)
Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(729)	(127,852)
Regal Beloit Corp.	(85)	(12,515)
		(140,367)
Electronic Equipment, Instruments & Components - (0.1)%
II-VI, Inc.*	(1,010)	(70,508)
Equity Real Estate Investment Trusts (REITs) - (1.2)%
AvalonBay Communities, Inc.	(538)	(122,573)
Digital Realty Trust, Inc.	(1,185)	(182,680)
Equinix, Inc.	(223)	(182,951)
Equity Residential	(1,581)	(133,009)
Realty Income Corp.	(2,469)	(173,546)
SL Green Realty Corp.	(1,548)	(115,264)
		(910,023)
Food Products - (0.6)%
Campbell Soup Co.	(3,383)	(147,905)
J M Smucker Co. (The)	(1,459)	(191,289)
Kellogg Co.	(2,436)	(154,345)
		(493,539)
Gas Utilities - (0.0)%(b)
Brookfield Infrastructure Corp., Class A (Canada)	(176)	(11,413)
Household Durables - (0.3)%
MDC Holdings, Inc.	(4,135)	(220,478)
Household Products - (0.4)%
Clorox Co. (The)	(913)	(165,153)
Colgate-Palmolive Co.	(1,865)	(148,267)
		(313,420)
Industrial Conglomerates - (0.2)%
3M Co.	(869)	(172,010)
Insurance - (0.2)%
Trupanion, Inc.*	(1,518)	(174,600)
IT Services - (0.1)%
Western Union Co. (The)	(4,674)	(108,483)
Media - (0.3)%
Fox Corp., Class A	(3,163)	(112,792)
Omnicom Group, Inc.	(1,491)	(108,575)
		(221,367)
Road & Rail - (0.2)%
Canadian National Railway Co. (Canada)	(452)	(49,101)
Canadian Pacific Railway Ltd. (Canada)	(1,015)	(75,435)
		(124,536)
Semiconductors & Semiconductor Equipment - (2.0)%
Advanced Micro Devices, Inc.*	(8,752)	(929,375)
Analog Devices, Inc.	(3,402)	(569,563)
MKS Instruments, Inc.	(194)	(30,349)
		(1,529,287)
Software - (0.6)%
Fair Isaac Corp.*	(282)	(147,743)
VMware, Inc., Class A*	(606)	(93,166)
Zoom Video Communications, Inc., Class A*	(498)	(188,294)
		(429,203)
Thrifts & Mortgage Finance - (0.0)%(b)
New York Community Bancorp, Inc.	(402)	(4,736)
TOTAL COMMON STOCKS (Proceeds $(6,713,968))		(7,567,973)

TOTAL SHORT POSITIONS (Proceeds $(6,713,968))		(7,567,973)

Total Investments - 79.7% (Cost $55,299,230)		60,090,705
Other Assets Less Liabilities - 20.3%(k)		15,359,101
Net Assets - 100.0%		75,449,806

All bonds are denominated in US dollars, unless noted otherwise.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures, swaps, and/or forward foreign currency contracts with a total value of $53,869,295.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At July 31, 2021, the total value of these securities amounted to $704,537, which represents 0.9% of net assets of the Fund.
(e)	Security fair valued as of July 31, 2021, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021, amounted to $145,215, which represents 0.2% of net assets of the Fund.
(f)	Perpetual security. The rate reflected was the rate in effect on July 31, 2021. The maturity date reflects the next call date.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021, and changes periodically.
(h)	Defaulted security.
(i)	Represents 7-day effective yield as of July 31, 2021.
(j)	At July 31, 2021, the Fund had $8,989,055 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(k)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2021.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SPAC	Special Purpose Acquisition Company
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont'd)

LONG POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$33,312,568	44.2%
China	1,152,687	1.5%
Germany	1,109,127	1.5%
Switzerland	1,103,339	1.5%
Canada	1,033,062	1.4%
United Kingdom	838,554	1.1%
Netherlands	469,246	0.6%
South Korea	266,785	0.4%
Argentina	261,973	0.3%
Hong Kong	259,431	0.3%
Mexico	242,604	0.3%
Russia	199,974	0.3%
Luxembourg	167,470	0.2%
India	131,165	0.2%
Jordan	83,342	0.1%
Spain	74,529	0.1%
Brazil	26,629	0.0	%(a)
Israel	4,951	0.0	%(a)
Sweden	1,100	0.0	%(a)
Short-Term Investments and Other Assets-Net	42,279,243	56.0%
Short Positions (See summary below)	(7,567,973)	(10.0)%
	$75,449,806	100.0%

SHORT POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$(7,187,389)	(9.5)%
Canada	(380,584)	(0.5)%
Total Short Positions	$(7,567,973)	(10.0)%

(a)	Represents less than 0.05% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long Contracts
Amsterdam Exchange Index	2	8/2021	$356,463	$5,063
Brent Crude Oil	5	8/2021	377,050	15,514
CAC 40 10 Euro Index	2	8/2021	156,810	6,159
Lean Hogs	2	8/2021	84,960	565
Low Sulphur Gasoil	6	8/2021	367,950	2,967
MSCI Singapore Index	3	8/2021	79,896	1,052
Natural Gas	11	8/2021	430,540	25,868
NY Harbor ULSD	4	8/2021	368,861	19,486
OMXS30 Index	7	8/2021	192,739	2,168
RBOB Gasoline	4	8/2021	392,230	24,659
SGX FTSE Taiwan Index	1	8/2021	59,770	(21)
SGX NIFTY 50 Index	2	8/2021	63,096	(503)
WTI Crude Oil	5	8/2021	369,750	(2,090)
Australia 10 Year Bond	4	9/2021	426,800	1,109
Australia 3 Year Bond	60	9/2021	5,154,982	9,058
Brent Crude Oil	2	9/2021	149,180	4,007
Canada 10 Year Bond	3	9/2021	355,907	1,166
Coffee 'C'	2	9/2021	134,663	3,857
Copper	2	9/2021	224,125	9,021
Corn	2	9/2021	54,700	820
EURO STOXX 50 Index	3	9/2021	145,482	3,228
Euro-Bobl	57	9/2021	9,152,536	45,293
Euro-BTP	9	9/2021	1,647,132	14,092
Euro-Bund	17	9/2021	3,560,755	31,522
Euro-Buxl	1	9/2021	255,091	2,958
Euro-OAT	6	9/2021	1,153,604	11,030
Euro-Schatz	114	9/2021	15,194,048	7,475
FCOJ-A	1	9/2021	19,942	815
Foreign Exchange USD/SEK	1	9/2021	99,962	4,212
FTSE 100 Index	1	9/2021	96,834	2,242
FTSE/JSE Top 40 Index	2	9/2021	85,107	580
Japan 10 Year Bond	4	9/2021	5,553,074	15,069
KC HRW Wheat	1	9/2021	33,663	785
Long Gilt	2	9/2021	360,816	20
Milling Wheat No. 2	3	9/2021	39,725	2,689
NASDAQ 100 E-Mini Index	2	9/2021	598,230	19,931
Nikkei 225 Index	1	9/2021	137,350	(8,378)
Palladium	1	9/2021	265,620	(19,233)
Robusta Coffee	2	9/2021	35,720	(2,180)
S&P 500 E-Mini Index	2	9/2021	438,950	5,697
Sugar No. 11	16	9/2021	320,947	7,439
TOPIX Index	1	9/2021	173,648	(5,507)
U.S. Treasury 2 Year Note	20	9/2021	4,413,125	1,148
U.S. Treasury 5 Year Note	9	9/2021	1,120,008	(456)
U.S. Treasury 10 Year Note	6	9/2021	806,719	4,133
U.S. Treasury Long Bond	1	9/2021	164,719	6,749
U.S. Treasury Ultra Bond	1	9/2021	199,531	(1,876)
Wheat	1	9/2021	35,187	(27)
Brent Crude Oil	3	10/2021	221,400	9,996
Lean Hogs	2	10/2021	70,420	(3,305)
Platinum	1	10/2021	52,420	(2,053)
Rapeseed	5	10/2021	154,954	727
Canola	11	11/2021	148,512	(7,113)
Soybean	1	11/2021	67,462	(1,328)
WTI Crude Oil	1	11/2021	71,570	3,768
100 oz Gold	1	12/2021	181,720	768
Cotton No. 2	5	12/2021	223,475	3,772

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Milling Wheat No. 2	1	12/2021	$13,375	$473
Soybean Oil	4	12/2021	151,296	6,560
3 Month Canadian Bankers Acceptance	13	3/2022	2,590,414	34
3 Month Euro Euribor	13	6/2022	3,875,746	373
3 Month Euro Euribor	13	12/2022	3,874,396	403
3 Month Eurodollar	6	12/2022	1,494,000	339
3 Month Eurodollar	5	6/2023	1,242,562	129
3 Month Euro Euribor	25	12/2023	7,444,460	2,881
3 Month Eurodollar	5	12/2023	1,238,688	16
3 Month Sterling	2	12/2023	345,293	(19)
3 Month Eurodollar	8	12/2024	1,974,800	1,648
Total Long Contracts			$81,344,960	$297,444

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short Contracts
SGX FTSE China A50 Index	(1)	8/2021	$(14,974)	$484
Canada 10 Year Bond	(5)	9/2021	(593,179)	(11,775)
CBOE Volatility Index	(3)	9/2021	(66,225)	(191)
Cocoa	(2)	9/2021	(47,320)	(625)
Foreign Exchange AUD/USD	(78)	9/2021	(5,722,080)	299,091
Foreign Exchange CAD/USD	(10)	9/2021	(801,300)	10,119
Foreign Exchange CHF/USD	(1)	9/2021	(138,075)	1,979
Foreign Exchange EUR/USD	(53)	9/2021	(7,861,225)	204,067
Foreign Exchange GBP/USD	(2)	9/2021	(173,662)	3,621
Foreign Exchange JPY/USD	(2)	9/2021	(227,838)	(287)
Foreign Exchange MXN/USD	(6)	9/2021	(149,910)	1,128
Foreign Exchange NZD/USD	(1)	9/2021	(69,620)	2,358
Foreign Exchange ZAR/USD	(5)	9/2021	(170,000)	9,813
Nikkei 225 Mini Index	(2)	9/2021	(49,861)	989
S&P 500 E-Mini Index	(5)	9/2021	(1,097,375)	(36,000)
U.S. Treasury 10 Year Note	(4)	9/2021	(537,812)	(10,883)
3 Month Sterling	(87)	3/2022	(15,077,704)	(3,440)
3 Month Canadian Bankers Acceptance	(2)	6/2022	(397,804)	(23)
3 Month Sterling	(65)	6/2022	(11,254,787)	(619)
3 Month Sterling	(36)	12/2022	(6,225,914)	143
3 Month Sterling	(30)	6/2023	(5,183,831)	(89)
Total Short Contracts			$(55,860,496)	$469,860
Total Futures				$767,304

At July 31, 2021, the Fund had $1,274,020 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2021, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	725,473	HKD	5,635,401	JPM	8/20/2021	$277
USD	108,901	CAD	135,000	JPM	9/1/2021	697
CAD	90,000	USD	72,001	JPM	9/15/2021	137
CAD	130,000	USD	103,562	SG	9/15/2021	637
CHF	740,000	USD	811,846	SG	9/15/2021	5,993
EUR	1,492,950	PLN	6,760,000	SG	9/15/2021	17,591
EUR	10,000	USD	11,872	JPM	9/15/2021	1
EUR	600,000	USD	709,552	SG	9/15/2021	2,819

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	10,000	USD	13,895	JPM	9/15/2021	$7
GBP	230,000	USD	318,300	SG	9/15/2021	1,436
HUF	670,000	USD	2,200	SG	9/15/2021	14
INR**	33,780,000	USD	451,258	SG	9/15/2021	677
JPY	13,336,247	AUD	160,000	JPM	9/15/2021	4,164
JPY	234,281,847	AUD	2,810,000	SG	9/15/2021	73,714
JPY	4,050,000	USD	36,641	JPM	9/15/2021	289
JPY	67,340,000	USD	611,804	SG	9/15/2021	2,236
NOK	80,000	USD	8,829	SG	9/15/2021	227
PHP**	4,220,000	USD	83,670	SG	9/15/2021	584
PLN	220,000	EUR	48,071	SG	9/15/2021	41
PLN	260,000	USD	66,862	SG	9/15/2021	638
SEK	310,000	USD	35,913	SG	9/15/2021	110
SGD	330,000	USD	241,382	SG	9/15/2021	2,155
THB	1,000,000	USD	30,370	SG	9/15/2021	48
TRY	434,676	EUR	40,000	JPM	9/15/2021	2,944
TRY	6,649,641	EUR	630,000	SG	9/15/2021	23,572
TRY	230,000	USD	26,359	JPM	9/15/2021	329
TRY	5,060,000	USD	573,403	SG	9/15/2021	13,708
USD	30,002	AUD	40,000	JPM	9/15/2021	642
USD	1,278,429	AUD	1,690,000	SG	9/15/2021	37,942
USD	219,103	BRL**	1,130,000	SG	9/15/2021	3,418
USD	122,763	CAD	150,000	JPM	9/15/2021	2,533
USD	551,667	CAD	680,000	SG	9/15/2021	6,631
USD	267,587	CHF	240,000	JPM	9/15/2021	2,340
USD	412,599	CHF	370,000	SG	9/15/2021	3,680
USD	294,088	CLP**	217,020,000	SG	9/15/2021	8,483
USD	891,146	EUR	740,000	JPM	9/15/2021	12,555
USD	1,171,229	EUR	970,000	SG	9/15/2021	19,560
USD	572,258	GBP	410,000	JPM	9/15/2021	2,296
USD	407,259	GBP	290,000	SG	9/15/2021	4,115
USD	718,522	HUF	212,400,000	SG	9/15/2021	16,762
USD	653,696	INR**	48,550,000	SG	9/15/2021	4,152
USD	1,363,076	JPY	149,150,000	SG	9/15/2021	3,057
USD	1,177,451	KRW**	1,333,990,000	SG	9/15/2021	21,316
USD	39,286	NOK	340,000	JPM	9/15/2021	797
USD	1,145,395	NOK	9,790,000	SG	9/15/2021	37,142
USD	479,678	NZD	680,000	SG	9/15/2021	6,010
USD	1,151,128	PHP**	56,520,000	SG	9/15/2021	22,683
USD	23,584	PLN	90,000	JPM	9/15/2021	219
USD	878,577	PLN	3,300,000	SG	9/15/2021	21,865
USD	118,670	SEK	990,000	JPM	9/15/2021	3,626
USD	907,073	SEK	7,740,000	SG	9/15/2021	7,639
USD	425,746	SGD	570,000	JPM	9/15/2021	5,092
USD	2,120,476	SGD	2,850,000	SG	9/15/2021	17,205
USD	1,297,334	THB	40,980,000	SG	9/15/2021	50,803
USD	61,045	ZAR	860,000	JPM	9/15/2021	2,675
USD	359,565	ZAR	5,180,000	SG	9/15/2021	7,984
ZAR	470,000	USD	31,878	SG	9/15/2021	23
ILS	5,330,000	USD	1,642,228	SG	9/17/2021	7,213
MXN	11,890,000	USD	589,759	SG	9/17/2021	3,821
CAD	11,948	USD	9,576	JPM	10/1/2021	1
USD	861,864	CAD	1,063,973	JPM	10/1/2021	9,049
Total unrealized appreciation						$508,374

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,024,224	CHF	934,673	JPM	8/20/2021	$(8,050)
USD	2,233,976	EUR	1,886,735	JPM	8/20/2021	(4,917)
USD	341,637	GBP	246,189	JPM	8/20/2021	(579)
USD	4,172	SEK	36,030	JPM	8/20/2021	(14)
CAD	441,754	USD	364,654	JPM	9/1/2021	(10,582)
AUD	310,000	JPY	26,227,965	JPM	9/15/2021	(11,614)
AUD	2,350,000	JPY	198,027,566	SG	9/15/2021	(80,778)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
AUD	1,110,000	USD	850,157	SG	9/15/2021	$(35,406)
BRL**	3,810,000	USD	745,896	SG	9/15/2021	(18,680)
CAD	260,000	USD	211,821	JPM	9/15/2021	(3,426)
CAD	2,520,000	USD	2,078,984	SG	9/15/2021	(59,143)
CHF	40,000	USD	44,818	JPM	9/15/2021	(611)
CHF	1,380,000	USD	1,536,001	SG	9/15/2021	(10,842)
CLP**	135,420,000	USD	187,637	SG	9/15/2021	(9,422)
EUR	228,968	PLN	1,050,000	SG	9/15/2021	(740)
EUR	30,000	TRY	323,561	JPM	9/15/2021	(1,925)
EUR	580,000	TRY	6,351,279	SG	9/15/2021	(48,314)
EUR	120,000	USD	144,864	JPM	9/15/2021	(2,390)
EUR	1,650,000	USD	1,998,615	SG	9/15/2021	(39,594)
GBP	40,000	USD	56,429	JPM	9/15/2021	(823)
GBP	2,040,000	USD	2,872,826	SG	9/15/2021	(36,915)
HUF	227,180,000	USD	792,307	SG	9/15/2021	(41,716)
INR**	144,740,000	USD	1,958,461	SG	9/15/2021	(22,014)
JPY	1,607,774	AUD	20,000	SG	9/15/2021	(20)
JPY	11,480,000	USD	104,976	JPM	9/15/2021	(297)
JPY	41,920,000	USD	382,960	SG	9/15/2021	(714)
KRW**	1,056,320,000	USD	943,409	SG	9/15/2021	(27,924)
NOK	170,000	USD	20,386	JPM	9/15/2021	(1,141)
NOK	8,500,000	USD	1,022,101	SG	9/15/2021	(59,881)
NZD	850,000	USD	603,651	SG	9/15/2021	(11,562)
PHP**	50,210,000	USD	1,038,996	SG	9/15/2021	(36,534)
PLN	4,360,000	EUR	972,098	SG	9/15/2021	(22,257)
PLN	3,160,000	USD	857,301	SG	9/15/2021	(36,932)
SEK	60,000	USD	7,086	JPM	9/15/2021	(114)
SEK	8,690,000	USD	1,045,082	SG	9/15/2021	(35,249)
SGD	2,550,000	USD	1,918,527	SG	9/15/2021	(36,649)
THB	12,670,000	USD	396,418	SG	9/15/2021	(11,021)
TRY	102,248	EUR	10,000	SG	9/15/2021	(9)
TRY	300,000	USD	34,888	SG	9/15/2021	(79)
USD	29,323	AUD	40,000	SG	9/15/2021	(38)
USD	96,276	BRL**	510,000	SG	9/15/2021	(1,069)
USD	79,869	CAD	100,000	JPM	9/15/2021	(284)
USD	1,680,433	CAD	2,110,000	SG	9/15/2021	(10,783)
USD	65,446	CHF	60,000	JPM	9/15/2021	(865)
USD	1,797,656	CHF	1,650,000	SG	9/15/2021	(25,908)
USD	330,146	CLP**	251,870,000	SG	9/15/2021	(1,322)
USD	23,664	EUR	20,000	JPM	9/15/2021	(82)
USD	992,806	EUR	840,000	SG	9/15/2021	(4,512)
USD	401,085	GBP	290,000	JPM	9/15/2021	(2,060)
USD	993,106	GBP	720,000	SG	9/15/2021	(7,799)
USD	537,797	HUF	164,110,000	SG	9/15/2021	(4,416)
USD	1,158,385	INR**	86,960,000	SG	9/15/2021	(5,034)
USD	204,139	JPY	22,560,000	JPM	9/15/2021	(1,575)
USD	864,228	JPY	95,340,000	SG	9/15/2021	(5,125)
USD	23,694	KRW**	27,370,000	SG	9/15/2021	(28)
USD	83,174	NOK	740,000	SG	9/15/2021	(595)
USD	229,313	NZD	330,000	SG	9/15/2021	(556)
USD	672,122	PHP**	34,070,000	SG	9/15/2021	(8,099)
USD	7,737	PLN	30,000	JPM	9/15/2021	(51)
USD	582,529	PLN	2,270,000	SG	9/15/2021	(6,785)
USD	202,948	SEK	1,760,000	SG	9/15/2021	(1,577)
USD	249,832	SGD	340,000	SG	9/15/2021	(1,085)
USD	45,543	THB	1,500,000	SG	9/15/2021	(84)
USD	72,310	TRY	660,000	JPM	9/15/2021	(4,271)
USD	527,869	TRY	4,780,000	SG	9/15/2021	(26,754)
USD	5,356	ZAR	80,000	JPM	9/15/2021	(73)
USD	313,328	ZAR	4,650,000	SG	9/15/2021	(2,277)
ZAR	1,520,000	USD	105,912	JPM	9/15/2021	(2,745)
ZAR	8,870,000	USD	641,766	SG	9/15/2021	(39,735)
ILS	900,000	USD	278,725	SG	9/17/2021	(208)
MXN	34,260,000	USD	1,713,166	SG	9/17/2021	(2,818)
USD	1,166,838	ILS	3,810,000	SG	9/17/2021	(12,218)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	207,246	MXN	4,180,000	JPM	9/17/2021	$(1,431)
USD	1,278,495	MXN	26,210,000	SG	9/17/2021	(29,975)
USD	44,057	CAD	55,293	JPM	10/1/2021	(262)
Total unrealized depreciation						$(941,377)
Net unrealized depreciation						$(433,003)

** Non-deliverable forward.

Equity swap contracts ("equity swaps")

At July 31, 2021, the Fund had outstanding equity swaps as follows:

Over the counter equity swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	Adapteo OYJ	SEK	215,586	5/19/2022	0.59%	0.65%	1M STIBOR	T/1M	$216
JPM	Aggreko plc	GBP	102,351	3/29/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	(698)
JPM	Akka Technologies	EUR	14,695	8/2/2022	0.09%	0.65%	1M EURIBOR	T/1M	28
JPM	American International Group, Inc.	USD	427,428	8/3/2021	0.49%	0.40%	1M USD LIBOR	T/1M	28,201
JPM	Ampol Ltd.	AUD	25,284	1/25/2022	0.66%	0.65%	1M AUD BBSW	T/1M	(1,726)
MS	Amundi SA	EUR	363,014	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	90,952
MS	Anima Holding SpA	EUR	354,091	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	(13,309)
JPM	Arrow Global Group plc	GBP	13,952	4/6/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	12
JPM	Ashland Global Holdings, Inc.	USD	240,918	2/22/2022	0.49%	0.40%	1M USD LIBOR	T/1M	(4,088)
MS	Aspen Pharmacare Holdings Ltd.	USD	23,712	12/9/2021	0.89%	0.80%	1M USD LIBOR	T/1M	7,756
JPM	Atrium European Real Estate Ltd.	EUR	59,798	7/27/2022	(0.16)% - 0.09%	0.40% - 0.65%	1M EURIBOR	T/1M	2
JPM	Avantor, Inc.	USD	431,644	10/26/2021	0.49%	0.40%	1M USD LIBOR	T/1M	118,372
JPM	Avast plc	GBP	13,009	7/22/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	(77)
JPM	Bank Norwegian ASA	NOK	405,225	7/25/2022	0.79%	0.65%	1M NIBOR	T/1M	1,777
MS	Brenntag SE	EUR	251,000	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	90,875
MS	Bureau Veritas SA	EUR	317,181	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	102,643
JPM	Canadian National Railway Co.	USD	473,192	11/17/2021	0.49%	0.40%	1M USD LIBOR	T/1M	(7,175)
JPM	CapitaLand Ltd.	SGD	40,356	4/19/2022	1.02%	0.75%	1M SIBOR	T/1M	2,392
JPM	Cerved Group SpA	EUR	75,191	3/24/2022	0.09%	0.65%	1M EURIBOR	T/1M	4,179
JPM	ChampionX Corp.	USD	510,885	2/22/2022	0.49%	0.40%	1M USD LIBOR	T/1M	91,287
MS	Croda International plc	GBP	21,976	12/2/2021	0.69%	0.64%	1D SONIA	T/1M	14,012
JPM	Crown Resorts Ltd.	AUD	20,716	7/4/2022	0.66%	0.65%	1M AUD BBSW	T/1M	(5,732)
JPM	Daily Mail & General Trust plc	GBP	8,308	7/14/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	211
JPM	Danaher Corp.	USD	324,264	6/22/2022	0.49%	0.40%	1M USD LIBOR	T/1M	44,167
MS	Danone SA	EUR	594,411	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	(53,128)
JPM	Deutsche Wohnen SE	EUR	420,594	5/27/2022	0.09%	0.65%	1M EURIBOR	T/1M	6,000
JPM	Dialog Semiconductor plc	EUR	426,907	2/10/2022	0.09%	0.65%	1M EURIBOR	T/1M	3,600
JPM	Eagle Materials, Inc.	USD	444,169	6/30/2022	0.49%	0.40%	1M USD LIBOR	T/1M	(149)
JPM	Electricite de France SA	EUR	29,481	6/22/2022	0.09%	0.65%	1M EURIBOR	T/1M	(4,040)
MS	Elis SA	EUR	55,339	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	(1,045)
MS	Eurofins Scientific SE	EUR	54,151	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	34,955
JPM	Euskaltel SA	EUR	71,547	3/31/2022	0.09%	0.65%	1M EURIBOR	T/1M	(980)
JPM	Gamesys Group plc	GBP	172,506	3/31/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	647
MS	Gerresheimer AG	EUR	71,497	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	21,396
MS	HeidelbergCement AG	EUR	179,023	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	16,467
MS	Hermes International	EUR	48,982	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	27,728
MS	Holcim Ltd.	CHF	156,911	12/9/2021	(0.17)%	0.56%	1D SARON	T/1M	8,989
MS	Hypera SA	USD	29,372	12/7/2021	0.74%	0.65%	1M USD LIBOR	T/1M	(4,194)
MS	ITV plc	GBP	86,911	12/2/2021	0.69%	0.64%	1D SONIA	T/1M	1,226
JPM	John Laing Group plc	GBP	131,512	6/14/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	440

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Kering SA	EUR	330,459	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	$139,335
MS	LVMH Moet Hennessy Louis Vuitton SE	EUR	54,586	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	22,432
JPM	Microsoft Corp.	USD	373,802	12/17/2021	0.49%	0.40%	1M USD LIBOR	T/1M	81,311
MS	Migros Ticaret A/S	USD	22,032	9/15/2021	1.49%	1.40%	1M USD LIBOR	T/1M	(1,893)
JPM	Naturgy Energy Group SA	EUR	22,487	2/4/2022	0.09%	0.65%	1M EURIBOR	T/1M	765
MS	NAVER Corp.	USD	120,600	10/15/2021	1.49%	1.40%	1M USD LIBOR	T/1M	33,406
JPM	Neles OYJ	EUR	127,140	7/8/2022	0.09%	0.65%	1M EURIBOR	T/1M	(4,754)
MS	Nestle SA (Registered)	CHF	142,122	12/9/2021	(0.19)%	0.54%	1D SARON	T/1M	20,271
JPM	NextEra Energy, Inc.	USD	582,069	1/4/2022	0.49%	0.40%	1M USD LIBOR	T/1M	10,523
JPM	Norway Royal Salmon ASA	NOK	113,610	7/21/2022	0.79%	0.65%	1M NIBOR	T/1M	78
JPM	Orange Belgium SA	EUR	20,240	12/9/2021	(0.16)% - (0.06)%	0.40% - 0.50%	1M EURIBOR	T/1M	(1,972)
JPM	Primo Water Corp.	USD	274,977	2/16/2022	0.49%	0.40%	1M USD LIBOR	T/1M	(11,350)
MS	Publicis Groupe SA	EUR	59,287	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	4,835
JPM	QUALCOMM, Inc.	USD	300,199	12/17/2021	0.49%	0.40%	1M USD LIBOR	T/1M	7,970
JPM	RH	USD	193,911	12/15/2021	0.49%	0.40%	1M USD LIBOR	T/1M	55,770
JPM	Rhipe Ltd.	AUD	74,018	7/15/2022	0.66%	0.65%	1M AUD BBSW	T/1M	346
MS	Ryanair Holdings plc	EUR	72,002	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	31,793
JPM	S IMMO AG	EUR	9,447	4/7/2022	(0.16)%	0.40%	1M EURIBOR	T/1M	(763)
MS	SAP SE	EUR	305,000	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	34,035
JPM	Sbanken ASA	NOK	928,265	4/19/2022	0.79%	0.65%	1M NIBOR	T/1M	3,548
JPM	Siltronic AG	EUR	135,261	3/1/2022	0.09%	0.65%	1M EURIBOR	T/1M	2,533
MS	Smith & Nephew plc	GBP	379,842	12/2/2021	0.69%	0.64%	1D SONIA	T/1M	3,206
JPM	Societe Fonciere Lyonnaise SA	EUR	20,520	6/15/2022	0.09%	0.65%	1M EURIBOR	T/1M	(232)
JPM	SOHO China Ltd.	HKD	221,521	6/23/2022	0.48%	0.40%	1M HIBOR	T/1M	(14,902)
JPM	Solarpack Corp. Tecnologica SA	EUR	41,709	6/20/2022	0.09%	0.65%	1M EURIBOR	T/1M	(50)
JPM	Spire Healthcare Group plc	GBP	24,231	6/20/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	(3,317)
JPM	State Street Corp.	USD	506,283	7/1/2022	0.49%	0.40%	1M USD LIBOR	T/1M	28,527
MS	Stroeer SE & Co. KGaA	EUR	48,291	12/9/2021	0.04%	0.60%	1M EURIBOR	T/1M	(9,703)
JPM	Suez SA	EUR	416,571	9/2/2021	0.09%	0.65%	1M EURIBOR	T/1M	41,820
JPM	Sumo Group plc	GBP	27,530	7/21/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	(1,167)
JPM	Toshiba Corp.	JPY	1,236,100	4/25/2022	0.32%	0.40%	1M JPY LIBOR	T/1M	1,258
JPM	UDG Healthcare plc	GBP	61,241	5/16/2022	0.80%	0.75%	1M GBP LIBOR	T/1M	3,276
JPM	Vectura Group plc	GBP	53,784	6/23/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	5,999
JPM	Walt Disney Co. (The)	USD	435,473	4/18/2022	0.49%	0.40%	1M USD LIBOR	T/1M	(27,941)
JPM	Webster Financial Corp.	USD	337,229	6/14/2022	0.49%	0.40%	1M USD LIBOR	T/1M	(61,767)
JPM	Wm Morrison Supermarkets plc	GBP	14,255	7/12/2022	0.45%	0.40%	1M GBP LIBOR	T/1M	104
Total Long Positions of equity swaps									$1,015,519

Over the counter equity swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	3D Systems Corp.	USD	(195,286)	3/10/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	$(27,193)
JPM	Acuity Brands, Inc.	USD	(265,350)	6/15/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	9,726
JPM	Adtalem Global Education, Inc.	USD	(122,829)	5/10/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	(4,104)
MS	Air Liquide SA	EUR	(229,544)	12/9/2021	(0.84)%	(0.35)%	1D EONIA	1M/T	(30,017)
MS	Allianz SE (Registered)	EUR	(204,960)	12/9/2021	(0.84)%	(0.35)%	1D EONIA	1M/T	(5,563)
MS	Anheuser-Busch InBev SA/NV	EUR	(117,587)	12/9/2021	(0.89)%	(0.40)%	1D EONIA	1M/T	6,054
JPM	AppLovin Corp.	USD	(78,989)	7/29/2022	(2.74)%	(2.83)%	1M USD LIBOR	1M/T	2,445
JPM	AT&T, Inc.	USD	(255,003)	2/24/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	12,076
JPM	Avangrid, Inc.	USD	(92,548)	3/9/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	(8,449)
MS	AXA SA	EUR	(109,444)	12/9/2021	(0.84)%	(0.35)%	1D EONIA	1M/T	947
JPM	B&G Foods, Inc.	USD	(162,613)	9/23/2021	(4.96)% - (4.34)%	(5.05)% - (4.43)%	1M USD LIBOR	1M/T	4,223
MS	BASF SE	EUR	(139,790)	12/9/2021	(0.84)%	(0.35)%	1D EONIA	1M/T	(11,446)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)		Spread		Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
MS	Bayerische Motoren Werke AG	EUR	(119,445)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	$(24,501)
JPM	Beachbody Co., Inc. (The)	USD	(96,400)	4/19/2022	(1.97)%		(2.06)%		1M USD LIBOR	1M/T	9,898
JPM	Beyond Meat, Inc.	USD	(216,443)	1/11/2022	(0.71) (0.31)	%- %	(0.80) (0.40)	%- %	1M USD LIBOR	1M/T	25,875
JPM	Blink Charging Co.	USD	(114,778)	3/4/2022	(28.45)%		(28.54)%		1M USD LIBOR	1M/T	(5,651)
JPM	Bloom Energy Corp.	USD	(111,289)	11/18/2021	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	13,526
MS	Bunzl plc	GBP	(97,842)	12/2/2021	(0.25)%		(0.30)%		1D SONIA	1M/T	(23,658)
JPM	Canadian Tire Corp. Ltd.	CAD	(115,164)	9/20/2021	0.02%		(0.40)%		1M CDOR	1M/T	(11,852)
JPM	CarParts.com, Inc.	USD	(99,003)	3/11/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(6,603)
JPM	Coca-Cola Consolidated, Inc.	USD	(81,826)	7/29/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	1,211
MS	Daimler AG (Registered)	EUR	(160,873)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(60,377)
MS	Deutsche Post AG (Registered)	EUR	(200,970)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(83,965)
MS	Deutsche Telekom AG (Registered)	EUR	(99,592)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(15,110)
JPM	Discovery, Inc.	USD	(52,508)	3/28/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	52,214
MS	Elisa OYJ	EUR	(75,419)	12/9/2021	(0.89)%		(0.40)%		1D EONIA	1M/T	(9,073)
MS	Enel SpA	EUR	(87,307)	12/9/2021	(0.89)%		(0.40)%		1D EONIA	1M/T	(1,486)
MS	Engie SA	EUR	(101,921)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	13,798
MS	Etablissements Franz Colruyt NV	EUR	(236,824)	12/9/2021	(0.89)%		(0.40)%		1D EONIA	1M/T	79,316
JPM	Fox Corp.	USD	(103,343)	1/21/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(10,161)
JPM	Frontdoor, Inc.	USD	(81,730)	7/21/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(4,435)
MS	Givaudan SA (Registered)	CHF	(226,100)	12/9/2021	(1.08)%		(0.35)%		1D SARON	1M/T	(86,989)
MS	GlaxoSmithKline plc	GBP	(40,918)	12/2/2021	(0.25)%		(0.30)%		1D SONIA	1M/T	3,377
JPM	Grand Canyon Education, Inc.	USD	(82,671)	5/17/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	1,143
JPM	Grifols SA	USD	(80,038)	4/14/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	7,232
JPM	Guidewire Software, Inc.	USD	(151,718)	3/23/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(16,676)
MS	H & M Hennes & Mauritz AB	SEK	(1,031,187)	10/19/2021	(0.46)%		(0.40)%		1W STIBOR	1M/T	12,980
MS	Hannover Rueck SE	EUR	(59,882)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	11,269
JPM	HealthEquity, Inc.	USD	(220,386)	12/23/2021	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(7,486)
JPM	HelloFresh SE	EUR	(260,173)	1/26/2022	(0.96)%		(0.40)%		1M EURIBOR	1M/T	(55,812)
JPM	Hyliion Holdings Corp.	USD	(137,216)	4/19/2022	(6.84)%		(6.93)%		1M USD LIBOR	1M/T	(17,955)
JPM	Inmobiliaria Colonial Socimi SA	EUR	(10,114)	6/15/2022	(0.96)%		(0.40)%		1M EURIBOR	1M/T	623
JPM	J M Smucker Co. (The)	USD	(155,496)	10/7/2021	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(14,049)
JPM	Kellogg Co.	USD	(173,543)	10/7/2021	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(9,840)
MS	Koninklijke Ahold Delhaize NV	EUR	(180,091)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(44,469)
MS	Koninklijke Philips NV	EUR	(120,792)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	19,456
JPM	Kroger Co. (The)	USD	(278,958)	3/30/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(24,847)
JPM	Lordstown Motors Corp.	USD	(63,835)	4/20/2022	(10.46)%		(10.55)%		1M USD LIBOR	1M/T	30,642
MS	L'Oreal SA	EUR	(319,525)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(104,681)
JPM	Lululemon Athletica, Inc.	USD	(264,512)	3/8/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(59,734)
MS	Marks & Spencer Group plc	GBP	(21,210)	12/2/2021	(0.25)%		(0.30)%		1D SONIA	1M/T	19,478
JPM	Materialise NV	USD	(91,216)	5/13/2022	(5.16) (4.63)	%- %	(5.25) (4.72)	%- %	1M USD LIBOR	1M/T	11,209
MS	Merck & Co., Inc.	USD	(44,585)	12/14/2021	(0.25)%		(0.35)%		1D FEDEF	1M/T	1,637
JPM	National Bank of Canada	CAD	(57,294)	3/11/2022	0.02%		(0.40)%		1M CDOR	1M/T	(2,779)
MS	Next plc	GBP	(40,908)	12/2/2021	(0.25)%		(0.30)%		1D SONIA	1M/T	(10,921)
MS	NIKE, Inc.	USD	(93,973)	12/14/2021	(0.25)%		(0.35)%		1D FEDEF	1M/T	(40,051)
MS	Nokia OYJ	EUR	(78,728)	12/9/2021	(0.89)%		(0.40)%		1D EONIA	1M/T	(29,877)
JPM	Omnicom Group, Inc.	USD	(46,896)	1/31/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	310
JPM	Pearson plc	GBP	(94,834)	8/24/2021	(0.35)%		(0.40)%		1M GBP LIBOR	1M/T	(26,507)
JPM	Perdoceo Education Corp.	USD	(173,583)	1/10/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	5,662
MS	Pfizer, Inc.	USD	(41,483)	12/14/2021	(0.25)%		(0.35)%		1D FEDEF	1M/T	(4,057)
JPM	Proto Labs, Inc.	USD	(104,071)	2/10/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	57,010
JPM	Qualys, Inc.	USD	(347,538)	1/11/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	12,150
JPM	Robert Half International, Inc.	USD	(69,729)	6/16/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(5,346)
MS	Schneider Electric SE	EUR	(176,201)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(53,346)
JPM	Shake Shack, Inc.	USD	(192,936)	4/19/2022	(0.31)%		(0.40)%		1M USD LIBOR	1M/T	(17,092)
MS	Siemens AG (Registered)	EUR	(190,923)	12/9/2021	(0.84)%		(0.35)%		1D EONIA	1M/T	(34,886)
JPM	Signify NV	EUR	(146,147)	3/2/2022	(0.96)%		(0.40)%		1M EURIBOR	1M/T	(21,775)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Value and Unrealized Appreciation/ (Depreciation)
JPM	SolarEdge Technologies, Inc.	USD	(156,985)	3/21/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	$4,839
JPM	Strategic Education, Inc.	USD	(289,091)	9/27/2021	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	16,747
MS	Swisscom AG (Registered)	CHF	(79,025)	12/9/2021	(1.08)%	(0.35)%	1D SARON	1M/T	(6,038)
JPM	Tapestry, Inc.	USD	(333,874)	6/22/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	(10,744)
MS	Telefonica SA	EUR	(49,021)	12/9/2021	(0.89)%	(0.40)%	1D EONIA	1M/T	11,677
MS	Tesla, Inc.	USD	(87,962)	12/14/2021	(0.25)%	(0.35)%	1D FEDEF	1M/T	(2,221)
JPM	Valmet OYJ	EUR	(110,238)	7/8/2022	(1.06)%	(0.50)%	1M EURIBOR	1M/T	3,328
MS	Vinci SA	EUR	(155,225)	12/9/2021	(0.84)%	(0.35)%	1D EONIA	1M/T	2,588
JPM	Volvo AB	SEK	(281,822)	6/20/2022	(0.56)%	(0.50)%	1M STIBOR	1M/T	3,549
JPM	Westinghouse Air Brake Technologies Corp.	USD	(290,510)	4/21/2022	(0.31)%	(0.40)%	1M USD LIBOR	1M/T	(18,787)

Total Short Positions of equity swaps	$(602,394)
Total Long and Short Positions of equity swaps	$413,125
Total Financing Costs and Other Receivables/(Payables) of equity swaps	$(14,805)
Total Long and Short Positions including Financing Costs and Other Receivables/(Payables) of equity swaps	$398,320

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2021.
(c)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.

Total return basket swap contracts ("total return basket swaps")

At July 31, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over the counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPCR336	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/21/2022	$(5,282)
JPM	JPCR337	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/22/2022	(7,106)
JPM	JPCR338	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/25/2022	(3,821)
JPM	JPCR339	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/26/2022	(3,330)
JPM	JPCR340	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/27/2022	(1,717)
JPM	JPCR341	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/28/2022	(224)
JPM	JPCR342	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/29/2022	(1,384)
JPM	JPCR343	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	7/29/2022	(1,907)
JPM	JPCR344	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	8/2/2022	(52)
JPM	JPCR345	(0.21)%	(0.30)%	1M USD LIBOR	1M/T	8/3/2022	(588)

Total							$(25,411)

(a)      The following tables represent required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR336
Roku Inc	(50)	$(23,979)	$(167)	7.6%
Sysco Corp	(277)	(23,213)	(161)	7.5%
Altria Group Inc	(420)	(22,739)	(158)	7.3%
Philip Morris International Inc	(201)	(22,663)	(158)	7.2%
Realty Income Corp	(286)	(22,628)	(157)	7.2%
PepsiCo Inc	(127)	(22,556)	(157)	7.2%
Duke Energy Corp	(190)	(22,468)	(156)	7.2%
Constellation Brands Inc	(89)	(22,426)	(156)	7.1%
Hershey Co/The	(110)	(22,255)	(155)	7.1%
Kellogg Co	(309)	(22,080)	(153)	7.0%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR336 (cont’d)
General Mills Inc	(331)	$(21,950)	$(153)	7.0%
Clorox Co/The	(107)	(21,741)	(151)	6.9%
Hormel Foods Corp	(412)	(21,516)	(150)	6.9%
McCormick & Co Inc/MD	(226)	(21,443)	(149)	6.8%
		$(313,657)	$(2,181)
Accrued Net Interest Receivable/(Payable)			(3101)
			$(5,282)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR337
Roku Inc	(209)	$(80,760)	$(1,748)	25.6%
Realty Income Corp	(1,237)	(78,653)	(1,703)	25.0%
Zillow Group Inc	(811)	(77,967)	(1,688)	24.7%
Duke Energy Corp	(818)	(77,777)	(1,684)	24.7%
		$(315,157)	$(6,823)
Accrued Net Interest Receivable/(Payable)			(283)
			$(7,106)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR338
Align Technology Inc	(7)	$(4,861)	$(54)	1.5%
West Pharmaceutical Services Inc	(12)	(4,752)	(53)	1.5%
Albemarle Corp	(23)	(4,733)	(53)	1.5%
Restaurant Brands International Inc	(69)	(4,674)	(52)	1.5%
Fiserv Inc	(40)	(4,549)	(51)	1.4%
Philip Morris International Inc	(46)	(4,535)	(51)	1.4%
ANSYS Inc	(12)	(4,517)	(50)	1.4%
Arista Networks Inc	(12)	(4,499)	(50)	1.4%
LyondellBasell Industries NV	(46)	(4,497)	(50)	1.4%
Lululemon Athletica Inc	(11)	(4,490)	(50)	1.4%
Pfizer Inc	(105)	(4,486)	(50)	1.4%
CDW Corp/DE	(25)	(4,475)	(50)	1.4%
Rockwell Automation Inc	(15)	(4,468)	(50)	1.4%
Emerson Electric Co	(45)	(4,468)	(50)	1.4%
McDonald's Corp	(18)	(4,456)	(50)	1.4%
Starbucks Corp	(37)	(4,448)	(50)	1.4%
Cisco Systems Inc/Delaware	(81)	(4,445)	(50)	1.4%
Costco Wholesale Corp	(10)	(4,440)	(50)	1.4%
Estee Lauder Cos Inc/The	(13)	(4,439)	(50)	1.4%
Automatic Data Processing Inc	(21)	(4,439)	(50)	1.4%
Ecolab Inc	(20)	(4,434)	(49)	1.4%
Zscaler Inc	(19)	(4,429)	(49)	1.4%
Fidelity National Information Services I	(30)	(4,427)	(49)	1.4%
Micron Technology Inc	(57)	(4,426)	(49)	1.4%
Dollar General Corp	(19)	(4,420)	(49)	1.4%
Roku Inc	(10)	(4,416)	(49)	1.4%
Agilent Technologies Inc	(29)	(4,414)	(49)	1.4%
VF Corp	(55)	(4,413)	(49)	1.4%
Eaton Corp PLC	(28)	(4,412)	(49)	1.4%
Target Corp	(17)	(4,408)	(49)	1.4%
Motorola Solutions Inc	(20)	(4,406)	(49)	1.4%
Walgreens Boots Alliance Inc	(94)	(4,403)	(49)	1.4%
Sysco Corp	(60)	(4,392)	(49)	1.4%
Mettler-Toledo International Inc	(3)	(4,391)	(49)	1.4%
Fox Corp	(124)	(4,386)	(49)	1.4%
Altria Group Inc	(92)	(4,377)	(49)	1.4%
Best Buy Co Inc	(39)	(4,369)	(49)	1.4%
Duke Energy Corp	(42)	(4,358)	(49)	1.4%
Cintas Corp	(11)	(4,356)	(49)	1.4%
General Motors Co	(77)	(4,354)	(49)	1.4%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR338 (cont’d)
Fastenal Co	(80)	$(4,350)	$(49)	1.4%
Home Depot Inc/The	(13)	(4,339)	(48)	1.4%
PepsiCo Inc	(28)	(4,332)	(48)	1.4%
CVS Health Corp	(53)	(4,331)	(48)	1.4%
AT&T Inc	(155)	(4,323)	(48)	1.4%
Western Digital Corp	(67)	(4,320)	(48)	1.4%
Kroger Co/The	(107)	(4,315)	(48)	1.4%
Ford Motor Co	(311)	(4,314)	(48)	1.4%
Apple Inc	(30)	(4,293)	(48)	1.4%
HCA Healthcare Inc	(17)	(4,289)	(48)	1.3%
Moody's Corp	(12)	(4,286)	(48)	1.3%
Constellation Brands Inc	(19)	(4,285)	(48)	1.3%
Church & Dwight Co Inc	(50)	(4,281)	(48)	1.3%
O'Reilly Automotive Inc	(7)	(4,276)	(48)	1.3%
Caterpillar Inc	(21)	(4,276)	(48)	1.3%
Hershey Co/The	(24)	(4,268)	(48)	1.3%
Clorox Co/The	(24)	(4,266)	(48)	1.3%
International Paper Co	(74)	(4,265)	(48)	1.3%
DocuSign Inc	(14)	(4,255)	(48)	1.3%
3M Co	(22)	(4,240)	(47)	1.3%
Tractor Supply Co	(24)	(4,238)	(47)	1.3%
Kellogg Co	(67)	(4,232)	(47)	1.3%
Zillow Group Inc	(40)	(4,232)	(47)	1.3%
General Mills Inc	(72)	(4,225)	(47)	1.3%
Cummins Inc	(18)	(4,196)	(47)	1.3%
Magna International Inc	(50)	(4,191)	(47)	1.3%
Hormel Foods Corp	(90)	(4,167)	(47)	1.3%
WW Grainger Inc	(9)	(4,161)	(46)	1.3%
Stanley Black & Decker Inc	(21)	(4,156)	(46)	1.3%
McCormick & Co Inc/MD	(49)	(4,128)	(46)	1.3%
PACCAR Inc	(49)	(4,052)	(45)	1.3%
Humana Inc	(9)	(3,978)	(44)	1.2%
United Parcel Service Inc	(20)	(3,874)	(43)	1.2%
		$(318,396)	$(3,553)
Accrued Net Interest Receivable/(Payable)			(268)
			$(3,821)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR339
Align Technology Inc	(9)	$(6,166)	$(59)	1.9%
West Pharmaceutical Services Inc	(16)	(6,145)	(59)	1.9%
Cognizant Technology Solutions Corp	(86)	(5,960)	(57)	1.9%
Albemarle Corp	(31)	(5,948)	(57)	1.8%
Restaurant Brands International Inc	(92)	(5,886)	(57)	1.8%
Fiserv Inc	(53)	(5,745)	(55)	1.8%
Pfizer Inc	(143)	(5,731)	(55)	1.8%
Lululemon Athletica Inc	(15)	(5,728)	(55)	1.8%
ANSYS Inc	(17)	(5,710)	(55)	1.8%
Dollar General Corp	(26)	(5,698)	(55)	1.8%
Arista Networks Inc	(16)	(5,689)	(55)	1.8%
Costco Wholesale Corp	(14)	(5,686)	(55)	1.8%
CDW Corp/DE	(33)	(5,681)	(55)	1.8%
Rockwell Automation Inc	(20)	(5,660)	(55)	1.8%
McDonald's Corp	(25)	(5,649)	(54)	1.8%
Mettler-Toledo International Inc	(4)	(5,648)	(54)	1.8%
Cisco Systems Inc/Delaware	(109)	(5,643)	(54)	1.8%
Emerson Electric Co	(60)	(5,638)	(54)	1.8%
Automatic Data Processing Inc	(29)	(5,630)	(54)	1.8%
Fidelity National Information Services I	(40)	(5,627)	(54)	1.7%
LyondellBasell Industries NV	(60)	(5,619)	(54)	1.7%
Zscaler Inc	(25)	(5,607)	(54)	1.7%
Motorola Solutions Inc	(27)	(5,604)	(54)	1.7%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR339 (cont’d)
Target Corp	(23)	$(5,599)	$(54)	1.7%
Starbucks Corp	(49)	(5,591)	(54)	1.7%
Eaton Corp PLC	(38)	(5,577)	(54)	1.7%
Roku Inc	(14)	(5,572)	(54)	1.7%
Best Buy Co Inc	(53)	(5,569)	(54)	1.7%
Walgreens Boots Alliance Inc	(126)	(5,548)	(53)	1.7%
Fastenal Co	(108)	(5,545)	(53)	1.7%
Home Depot Inc/The	(18)	(5,522)	(53)	1.7%
AT&T Inc	(210)	(5,521)	(53)	1.7%
Cintas Corp	(15)	(5,520)	(53)	1.7%
Micron Technology Inc	(76)	(5,519)	(53)	1.7%
VF Corp	(73)	(5,510)	(53)	1.7%
Apple Inc	(40)	(5,509)	(53)	1.7%
Realty Income Corp	(83)	(5,500)	(53)	1.7%
O'Reilly Automotive Inc	(10)	(5,487)	(53)	1.7%
Tractor Supply Co	(32)	(5,485)	(53)	1.7%
General Motors Co	(103)	(5,471)	(53)	1.7%
HCA Healthcare Inc	(23)	(5,468)	(53)	1.7%
Moody's Corp	(15)	(5,448)	(53)	1.7%
CVS Health Corp	(70)	(5,445)	(53)	1.7%
International Paper Co	(100)	(5,425)	(52)	1.7%
3M Co	(29)	(5,414)	(52)	1.7%
Fox Corp	(162)	(5,411)	(52)	1.7%
DocuSign Inc	(19)	(5,405)	(52)	1.7%
Ford Motor Co	(413)	(5,399)	(52)	1.7%
Caterpillar Inc	(28)	(5,388)	(52)	1.7%
WW Grainger Inc	(13)	(5,334)	(51)	1.7%
Cummins Inc	(24)	(5,325)	(51)	1.7%
Stanley Black & Decker Inc	(29)	(5,298)	(51)	1.6%
Magna International Inc	(67)	(5,278)	(51)	1.6%
Zillow Group Inc	(52)	(5,226)	(50)	1.6%
PACCAR Inc	(66)	(5,170)	(50)	1.6%
Generac Holdings Inc	(13)	(5,148)	(50)	1.6%
Humana Inc	(13)	(5,046)	(49)	1.6%
United Parcel Service Inc	(28)	(4,946)	(48)	1.5%
		$(321,717)	$(3,098)
Accrued Net Interest Receivable/(Payable)			(232)
			$(3,330)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR340
Align Technology Inc	(9)	$(5,963)	$(28)	1.9%
West Pharmaceutical Services Inc	(15)	(5,924)	(28)	1.9%
Cognizant Technology Solutions Corp	(85)	(5,809)	(27)	1.8%
Albemarle Corp	(30)	(5,752)	(27)	1.8%
Restaurant Brands International Inc	(89)	(5,653)	(26)	1.8%
Fiserv Inc	(53)	(5,629)	(26)	1.8%
Emerson Electric Co	(59)	(5,572)	(26)	1.8%
LyondellBasell Industries NV	(60)	(5,568)	(26)	1.7%
Rockwell Automation Inc	(19)	(5,560)	(26)	1.7%
CDW Corp/DE	(33)	(5,560)	(26)	1.7%
Pfizer Inc	(140)	(5,555)	(26)	1.7%
Dollar General Corp	(26)	(5,549)	(26)	1.7%
Automatic Data Processing Inc	(28)	(5,549)	(26)	1.7%
Costco Wholesale Corp	(14)	(5,538)	(26)	1.7%
ANSYS Inc	(16)	(5,535)	(26)	1.7%
Micron Technology Inc	(77)	(5,527)	(26)	1.7%
General Motors Co	(104)	(5,497)	(26)	1.7%
Best Buy Co Inc	(53)	(5,497)	(26)	1.7%
Fidelity National Information Services I	(40)	(5,490)	(26)	1.7%
Arista Networks Inc	(16)	(5,482)	(26)	1.7%
Roku Inc	(14)	(5,479)	(26)	1.7%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR340 (cont’d)
Motorola Solutions Inc	(26)	$(5,474)	$(25)	1.7%
McDonald's Corp	(24)	(5,472)	(25)	1.7%
Fastenal Co	(108)	(5,467)	(25)	1.7%
Target Corp	(23)	(5,466)	(25)	1.7%
Cisco Systems Inc/Delaware	(106)	(5,463)	(25)	1.7%
Walgreens Boots Alliance Inc	(125)	(5,458)	(25)	1.7%
Eaton Corp PLC	(37)	(5,450)	(25)	1.7%
Lululemon Athletica Inc	(15)	(5,440)	(25)	1.7%
Mettler-Toledo International Inc	(4)	(5,433)	(25)	1.7%
Cintas Corp	(15)	(5,424)	(25)	1.7%
HCA Healthcare Inc	(23)	(5,412)	(25)	1.7%
Realty Income Corp	(83)	(5,411)	(25)	1.7%
Home Depot Inc/The	(18)	(5,406)	(25)	1.7%
Ford Motor Co	(417)	(5,397)	(25)	1.7%
AT&T Inc	(207)	(5,389)	(25)	1.7%
Zscaler Inc	(25)	(5,389)	(25)	1.7%
International Paper Co	(100)	(5,372)	(25)	1.7%
VF Corp	(72)	(5,369)	(25)	1.7%
CVS Health Corp	(70)	(5,364)	(25)	1.7%
3M Co	(29)	(5,351)	(25)	1.7%
Apple Inc	(39)	(5,347)	(25)	1.7%
Tractor Supply Co	(32)	(5,337)	(25)	1.7%
O'Reilly Automotive Inc	(10)	(5,335)	(25)	1.7%
Fox Corp	(161)	(5,330)	(25)	1.7%
Starbucks Corp	(47)	(5,329)	(25)	1.7%
Caterpillar Inc	(28)	(5,319)	(25)	1.7%
Magna International Inc	(68)	(5,309)	(25)	1.7%
Moody's Corp	(15)	(5,308)	(25)	1.7%
WW Grainger Inc	(13)	(5,265)	(25)	1.6%
Cummins Inc	(24)	(5,260)	(25)	1.6%
Domino's Pizza Inc	(11)	(5,248)	(24)	1.6%
Stanley Black & Decker Inc	(29)	(5,242)	(24)	1.6%
DocuSign Inc	(19)	(5,207)	(24)	1.6%
Zillow Group Inc	(52)	(5,169)	(24)	1.6%
PACCAR Inc	(67)	(5,125)	(24)	1.6%
Generac Holdings Inc	(13)	(5,076)	(24)	1.6%
Humana Inc	(13)	(4,942)	(23)	1.5%
United Parcel Service Inc	(27)	(4,829)	(23)	1.5%
		$(320,072)	$(1,492)
Accrued Net Interest Receivable/(Payable)			(225)
			$(1,717)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR341
Align Technology Inc	(7)	$(4,644)	$(1)	1.5%
Albemarle Corp	(23)	(4,611)	(1)	1.5%
West Pharmaceutical Services Inc	(12)	(4,603)	(1)	1.4%
Cognizant Technology Solutions Corp	(63)	(4,521)	(1)	1.4%
Magna International Inc	(54)	(4,413)	(1)	1.4%
General Motors Co	(80)	(4,407)	(1)	1.4%
Restaurant Brands International Inc	(66)	(4,406)	(1)	1.4%
Fiserv Inc	(39)	(4,386)	(1)	1.4%
LyondellBasell Industries NV	(45)	(4,381)	(1)	1.4%
Rockwell Automation Inc	(15)	(4,376)	(1)	1.4%
Pfizer Inc	(105)	(4,375)	(1)	1.4%
Emerson Electric Co	(44)	(4,364)	(1)	1.4%
Micron Technology Inc	(58)	(4,352)	(1)	1.4%
Kroger Co/The	(110)	(4,346)	(1)	1.4%
Sysco Corp	(60)	(4,338)	(1)	1.4%
Automatic Data Processing Inc	(21)	(4,333)	(1)	1.4%
Philip Morris International Inc	(45)	(4,333)	(1)	1.4%
Dollar General Corp	(19)	(4,330)	(1)	1.4%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR341 (cont’d)
Costco Wholesale Corp	(10)	$(4,323)	$(1)	1.4%
Ecolab Inc	(20)	(4,317)	(1)	1.4%
Walgreens Boots Alliance Inc	(94)	(4,317)	(1)	1.4%
CDW Corp/DE	(24)	(4,316)	(1)	1.4%
Altria Group Inc	(92)	(4,309)	(1)	1.4%
Motorola Solutions Inc	(20)	(4,303)	(1)	1.4%
Ford Motor Co	(317)	(4,300)	(1)	1.4%
Eaton Corp PLC	(28)	(4,296)	(1)	1.4%
ANSYS Inc	(12)	(4,296)	(1)	1.4%
Duke Energy Corp	(42)	(4,286)	(1)	1.3%
Cisco Systems Inc/Delaware	(79)	(4,271)	(1)	1.3%
Fastenal Co	(80)	(4,270)	(1)	1.3%
Fidelity National Information Services I	(29)	(4,266)	(1)	1.3%
Church & Dwight Co Inc	(51)	(4,265)	(1)	1.3%
Estee Lauder Cos Inc/The	(13)	(4,264)	(1)	1.3%
Target Corp	(17)	(4,260)	(1)	1.3%
Domino's Pizza Inc	(8)	(4,260)	(1)	1.3%
McDonald's Corp	(18)	(4,256)	(1)	1.3%
Kellogg Co	(69)	(4,255)	–	1.3%
Constellation Brands Inc	(20)	(4,255)	–	1.3%
HCA Healthcare Inc	(18)	(4,255)	(1)	1.3%
PepsiCo Inc	(28)	(4,254)	–	1.3%
Arista Networks Inc	(12)	(4,253)	–	1.3%
Hershey Co/The	(24)	(4,251)	–	1.3%
Mettler-Toledo International Inc	(3)	(4,250)	–	1.3%
Realty Income Corp	(62)	(4,248)	–	1.3%
Cintas Corp	(11)	(4,247)	–	1.3%
AT&T Inc	(155)	(4,245)	–	1.3%
International Paper Co	(75)	(4,236)	–	1.3%
Lululemon Athletica Inc	(11)	(4,232)	–	1.3%
Best Buy Co Inc	(39)	(4,225)	–	1.3%
General Mills Inc	(74)	(4,221)	–	1.3%
CVS Health Corp	(53)	(4,213)	–	1.3%
Zscaler Inc	(18)	(4,210)	–	1.3%
3M Co	(22)	(4,206)	–	1.3%
Caterpillar Inc	(21)	(4,203)	–	1.3%
Home Depot Inc/The	(13)	(4,200)	–	1.3%
Fox Corp	(121)	(4,198)	–	1.3%
Moody's Corp	(11)	(4,195)	–	1.3%
McCormick & Co Inc/MD	(51)	(4,183)	–	1.3%
Apple Inc	(29)	(4,183)	–	1.3%
Hormel Foods Corp	(92)	(4,174)	–	1.3%
Clorox Co/The	(24)	(4,170)	–	1.3%
Cummins Inc	(18)	(4,164)	–	1.3%
O'Reilly Automotive Inc	(7)	(4,143)	–	1.3%
WW Grainger Inc	(10)	(4,129)	–	1.3%
DocuSign Inc	(14)	(4,115)	–	1.3%
VF Corp	(53)	(4,112)	–	1.3%
Stanley Black & Decker Inc	(21)	(4,111)	–	1.3%
Starbucks Corp	(35)	(4,106)	–	1.3%
Tractor Supply Co	(23)	(4,106)	–	1.3%
Zillow Group Inc	(39)	(4,055)	–	1.3%
PACCAR Inc	(50)	(4,037)	–	1.3%
Generac Holdings Inc	(10)	(3,973)	–	1.2%
Roku Inc	(9)	(3,852)	–	1.2%
United Parcel Service Inc	(21)	(3,852)	–	1.2%
Humana Inc	(9)	(3,850)	–	1.2%
		$(318,861)	$(37)
Accrued Net Interest Receivable/(Payable)			(187)
			$(224)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR342
Align Technology Inc	(7)	$(4,617)	$(19)	1.4%
West Pharmaceutical Services Inc	(12)	(4,599)	(18)	1.4%
Cognizant Technology Solutions Corp	(64)	(4,466)	(18)	1.4%
Albemarle Corp	(23)	(4,459)	(18)	1.4%
Restaurant Brands International Inc	(68)	(4,397)	(18)	1.4%
Fiserv Inc	(40)	(4,359)	(17)	1.4%
Rockwell Automation Inc	(15)	(4,353)	(17)	1.4%
Emerson Electric Co	(45)	(4,326)	(17)	1.4%
Magna International Inc	(55)	(4,325)	(17)	1.4%
Pfizer Inc	(107)	(4,318)	(17)	1.4%
Kroger Co/The	(112)	(4,313)	(17)	1.4%
Agilent Technologies Inc	(30)	(4,301)	(17)	1.4%
Waters Corp	(12)	(4,300)	(17)	1.4%
General Motors Co	(80)	(4,298)	(17)	1.4%
Micron Technology Inc	(59)	(4,288)	(17)	1.4%
Automatic Data Processing Inc	(22)	(4,286)	(17)	1.3%
Costco Wholesale Corp	(11)	(4,282)	(17)	1.3%
ANSYS Inc	(12)	(4,278)	(17)	1.3%
Cintas Corp	(12)	(4,275)	(17)	1.3%
Eaton Corp PLC	(29)	(4,272)	(17)	1.3%
Lululemon Athletica Inc	(11)	(4,267)	(17)	1.3%
Dollar General Corp	(19)	(4,266)	(17)	1.3%
Philip Morris International Inc	(45)	(4,262)	(17)	1.3%
Western Digital Corp	(70)	(4,260)	(17)	1.3%
HCA Healthcare Inc	(18)	(4,259)	(17)	1.3%
CDW Corp/DE	(25)	(4,258)	(17)	1.3%
Altria Group Inc	(94)	(4,255)	(17)	1.3%
Arista Networks Inc	(12)	(4,251)	(17)	1.3%
LyondellBasell Industries NV	(45)	(4,250)	(17)	1.3%
Fastenal Co	(82)	(4,250)	(17)	1.3%
Ecolab Inc	(20)	(4,250)	(17)	1.3%
Zscaler Inc	(19)	(4,242)	(17)	1.3%
Motorola Solutions Inc	(20)	(4,241)	(17)	1.3%
Duke Energy Corp	(43)	(4,238)	(17)	1.3%
Hershey Co/The	(25)	(4,238)	(17)	1.3%
Fidelity National Information Services I	(30)	(4,235)	(17)	1.3%
Church & Dwight Co Inc	(52)	(4,224)	(17)	1.3%
Kellogg Co	(71)	(4,224)	(17)	1.3%
Estee Lauder Cos Inc/The	(13)	(4,223)	(17)	1.3%
Mettler-Toledo International Inc	(3)	(4,223)	(17)	1.3%
Target Corp	(17)	(4,220)	(17)	1.3%
PepsiCo Inc	(28)	(4,214)	(17)	1.3%
Cisco Systems Inc/Delaware	(81)	(4,209)	(17)	1.3%
Walgreens Boots Alliance Inc	(95)	(4,208)	(17)	1.3%
Constellation Brands Inc	(20)	(4,208)	(17)	1.3%
AT&T Inc	(159)	(4,198)	(17)	1.3%
McDonald's Corp	(18)	(4,195)	(17)	1.3%
Ford Motor Co	(318)	(4,193)	(17)	1.3%
CVS Health Corp	(54)	(4,191)	(17)	1.3%
General Mills Inc	(75)	(4,184)	(17)	1.3%
Home Depot Inc/The	(13)	(4,179)	(17)	1.3%
Moody's Corp	(12)	(4,175)	(17)	1.3%
International Paper Co	(76)	(4,168)	(17)	1.3%
Amgen Inc	(18)	(4,156)	(17)	1.3%
Domino's Pizza Inc	(8)	(4,147)	(17)	1.3%
Hormel Foods Corp	(95)	(4,139)	(17)	1.3%
Cummins Inc	(19)	(4,139)	(17)	1.3%
3M Co	(22)	(4,139)	(17)	1.3%
Caterpillar Inc	(21)	(4,132)	(17)	1.3%
Apple Inc	(30)	(4,128)	(17)	1.3%
Best Buy Co Inc	(39)	(4,126)	(17)	1.3%
Zillow Group Inc	(41)	(4,120)	(17)	1.3%
Fox Corp	(122)	(4,113)	(17)	1.3%
DocuSign Inc	(15)	(4,110)	(16)	1.3%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR342 (cont’d)
O'Reilly Automotive Inc	(7)	$(4,110)	$(16)	1.3%
Clorox Co/The	(24)	(4,110)	(16)	1.3%
WW Grainger Inc	(10)	(4,105)	(16)	1.3%
VF Corp	(54)	(4,063)	(16)	1.3%
Starbucks Corp	(35)	(4,062)	(16)	1.3%
Tractor Supply Co	(24)	(4,057)	(16)	1.3%
Stanley Black & Decker Inc	(22)	(4,034)	(16)	1.3%
PACCAR Inc	(51)	(4,027)	(16)	1.3%
Generac Holdings Inc	(10)	(3,977)	(16)	1.3%
United Parcel Service Inc	(21)	(3,845)	(15)	1.2%
Humana Inc	(10)	(3,843)	(15)	1.2%
Roku Inc	(9)	(3,767)	(15)	1.2%
		$(320,019)	$(1,282)
Accrued Net Interest Receivable/(Payable)			(102)
			$(1,384)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR343
Align Technology Inc	(7)	$(4,944)	$(28)	1.5%
Albemarle Corp	(24)	(4,845)	(27)	1.5%
West Pharmaceutical Services Inc	(12)	(4,836)	(27)	1.5%
Cognizant Technology Solutions Corp	(67)	(4,727)	(27)	1.5%
Restaurant Brands International Inc	(71)	(4,668)	(26)	1.5%
Rockwell Automation Inc	(16)	(4,655)	(26)	1.4%
Micron Technology Inc	(62)	(4,645)	(26)	1.4%
Magna International Inc	(57)	(4,598)	(26)	1.4%
General Motors Co	(84)	(4,593)	(26)	1.4%
Emerson Electric Co	(47)	(4,559)	(26)	1.4%
ANSYS Inc	(13)	(4,551)	(26)	1.4%
Lululemon Athletica Inc	(12)	(4,543)	(26)	1.4%
Pfizer Inc	(110)	(4,519)	(25)	1.4%
Kroger Co/The	(116)	(4,519)	(25)	1.4%
Arista Networks Inc	(12)	(4,513)	(25)	1.4%
Cintas Corp	(12)	(4,505)	(25)	1.4%
Costco Wholesale Corp	(11)	(4,501)	(25)	1.4%
Eaton Corp PLC	(30)	(4,499)	(25)	1.4%
Zscaler Inc	(20)	(4,499)	(25)	1.4%
Estee Lauder Cos Inc/The	(14)	(4,499)	(25)	1.4%
Ford Motor Co	(336)	(4,496)	(25)	1.4%
CDW Corp/DE	(26)	(4,495)	(25)	1.4%
Dollar General Corp	(20)	(4,492)	(25)	1.4%
Target Corp	(18)	(4,491)	(25)	1.4%
Motorola Solutions Inc	(21)	(4,490)	(25)	1.4%
Automatic Data Processing Inc	(22)	(4,481)	(25)	1.4%
Walgreens Boots Alliance Inc	(99)	(4,476)	(25)	1.4%
Fastenal Co	(85)	(4,475)	(25)	1.4%
Altria Group Inc	(97)	(4,467)	(25)	1.4%
Fiserv Inc	(40)	(4,461)	(25)	1.4%
LyondellBasell Industries NV	(47)	(4,457)	(25)	1.4%
Home Depot Inc/The	(14)	(4,457)	(25)	1.4%
Philip Morris International Inc	(46)	(4,455)	(25)	1.4%
HCA Healthcare Inc	(19)	(4,453)	(25)	1.4%
Cisco Systems Inc/Delaware	(84)	(4,451)	(25)	1.4%
Ecolab Inc	(21)	(4,445)	(25)	1.4%
Hershey Co/The	(26)	(4,435)	(25)	1.4%
Zillow Group Inc	(43)	(4,428)	(25)	1.4%
Mettler-Toledo International Inc	(3)	(4,426)	(25)	1.4%
AT&T Inc	(164)	(4,421)	(25)	1.4%
Church & Dwight Co Inc	(53)	(4,420)	(25)	1.4%
Kellogg Co	(73)	(4,420)	(25)	1.4%
Apple Inc	(32)	(4,417)	(25)	1.4%
PepsiCo Inc	(29)	(4,416)	(25)	1.4%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR343 (cont’d)
Cummins Inc	(20)	$(4,412)	$(25)	1.4%
Constellation Brands Inc	(20)	(4,405)	(25)	1.4%
Clorox Co/The	(25)	(4,397)	(25)	1.4%
General Mills Inc	(78)	(4,393)	(25)	1.4%
Duke Energy Corp	(44)	(4,392)	(25)	1.4%
Fidelity National Information Services I	(31)	(4,391)	(25)	1.4%
3M Co	(23)	(4,388)	(25)	1.4%
Moody's Corp	(12)	(4,386)	(25)	1.4%
DocuSign Inc	(15)	(4,385)	(25)	1.4%
McDonald's Corp	(19)	(4,379)	(25)	1.4%
Fox Corp	(128)	(4,378)	(25)	1.4%
Caterpillar Inc	(22)	(4,378)	(25)	1.4%
CVS Health Corp	(55)	(4,376)	(25)	1.4%
International Paper Co	(79)	(4,370)	(25)	1.4%
Best Buy Co Inc	(40)	(4,366)	(25)	1.4%
Tractor Supply Co	(25)	(4,362)	(25)	1.3%
PACCAR Inc	(55)	(4,359)	(24)	1.3%
United Parcel Service Inc	(24)	(4,357)	(24)	1.3%
O'Reilly Automotive Inc	(7)	(4,353)	(24)	1.3%
Stanley Black & Decker Inc	(23)	(4,344)	(24)	1.3%
Domino's Pizza Inc	(9)	(4,341)	(24)	1.3%
WW Grainger Inc	(10)	(4,331)	(24)	1.3%
Hormel Foods Corp	(97)	(4,322)	(24)	1.3%
Starbucks Corp	(37)	(4,282)	(24)	1.3%
VF Corp	(56)	(4,276)	(24)	1.3%
Generac Holdings Inc	(11)	(4,246)	(24)	1.3%
Roku Inc	(10)	(4,144)	(23)	1.3%
Humana Inc	(10)	(4,048)	(23)	1.3%
		$(320,704)	$(1,803)
Accrued Net Interest Receivable/(Payable)			(104)
			$(1,907)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR344
Align Technology Inc	(9)	$(5,757)	$(1)	1.8%
West Pharmaceutical Services Inc	(15)	(5,516)	(1)	1.7%
Restaurant Brands International Inc	(88)	(5,453)	(1)	1.7%
Albemarle Corp	(29)	(5,449)	(1)	1.7%
Cognizant Technology Solutions Corp	(82)	(5,421)	(1)	1.7%
Rockwell Automation Inc	(19)	(5,287)	(1)	1.7%
Micron Technology Inc	(75)	(5,283)	(1)	1.7%
Emerson Electric Co	(58)	(5,277)	(1)	1.7%
General Motors Co	(103)	(5,270)	(1)	1.6%
Magna International Inc	(69)	(5,263)	(1)	1.6%
Lululemon Athletica Inc	(14)	(5,238)	(1)	1.6%
Costco Wholesale Corp	(13)	(5,236)	(1)	1.6%
CDW Corp/DE	(32)	(5,231)	(1)	1.6%
Eaton Corp PLC	(37)	(5,231)	(1)	1.6%
ANSYS Inc	(16)	(5,228)	(1)	1.6%
Target Corp	(22)	(5,218)	(1)	1.6%
Fastenal Co	(105)	(5,216)	(1)	1.6%
Automatic Data Processing Inc	(27)	(5,213)	(1)	1.6%
Sherwin-Williams Co/The	(20)	(5,207)	(1)	1.6%
Agilent Technologies Inc	(38)	(5,205)	(1)	1.6%
Dollar General Corp	(25)	(5,203)	(1)	1.6%
Motorola Solutions Inc	(26)	(5,202)	(1)	1.6%
Cisco Systems Inc/Delaware	(104)	(5,201)	(1)	1.6%
Fiserv Inc	(50)	(5,199)	(1)	1.6%
Cintas Corp	(15)	(5,195)	(1)	1.6%
Waters Corp	(15)	(5,193)	(1)	1.6%
HCA Healthcare Inc	(23)	(5,192)	(1)	1.6%
Arista Networks Inc	(15)	(5,191)	(1)	1.6%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR344 (cont’d)
Stanley Black & Decker Inc	(29)	$(5,187)	$(1)	1.6%
Home Depot Inc/The	(17)	(5,187)	(1)	1.6%
Ford Motor Co	(411)	(5,178)	(1)	1.6%
Apple Inc	(39)	(5,176)	(1)	1.6%
McDonald's Corp	(24)	(5,165)	(1)	1.6%
LyondellBasell Industries NV	(57)	(5,164)	(1)	1.6%
PACCAR Inc	(69)	(5,160)	(1)	1.6%
Fidelity National Information Services I	(38)	(5,157)	–	1.6%
AT&T Inc	(203)	(5,152)	–	1.6%
Walgreens Boots Alliance Inc	(121)	(5,149)	–	1.6%
Cummins Inc	(25)	(5,147)	–	1.6%
Realty Income Corp	(81)	(5,142)	–	1.6%
3M Co	(29)	(5,136)	–	1.6%
United Parcel Service Inc	(30)	(5,127)	–	1.6%
Zscaler Inc	(24)	(5,125)	–	1.6%
Best Buy Co Inc	(50)	(5,113)	–	1.6%
Moody's Corp	(15)	(5,110)	–	1.6%
Starbucks Corp	(46)	(5,104)	–	1.6%
Mettler-Toledo International Inc	(4)	(5,097)	–	1.6%
O'Reilly Automotive Inc	(9)	(5,096)	–	1.6%
Amgen Inc	(23)	(5,088)	–	1.6%
CVS Health Corp	(68)	(5,087)	–	1.6%
International Paper Co	(97)	(5,080)	–	1.6%
Tractor Supply Co	(31)	(5,073)	–	1.6%
Pfizer Inc	(131)	(5,069)	–	1.6%
Fox Corp	(157)	(5,051)	–	1.6%
WW Grainger Inc	(13)	(5,037)	–	1.6%
Caterpillar Inc	(27)	(5,031)	–	1.6%
DocuSign Inc	(19)	(5,031)	–	1.6%
Generac Holdings Inc	(13)	(5,006)	–	1.6%
VF Corp	(69)	(4,983)	–	1.6%
Humana Inc	(13)	(4,971)	–	1.6%
Zillow Group Inc	(52)	(4,959)	–	1.6%
Roku Inc	(12)	(4,705)	–	1.5%
		$(320,818)	$(35)
Accrued Net Interest Receivable/(Payable)			(17)
			$(52)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPCR345
Restaurant Brands International Inc	(85)	$(5,345)	$(10)	1.7%
Align Technology Inc	(8)	(5,229)	(10)	1.6%
West Pharmaceutical Services Inc	(14)	(5,173)	(10)	1.6%
Albemarle Corp	(27)	(5,168)	(10)	1.6%
O'Reilly Automotive Inc	(9)	(5,151)	(10)	1.6%
Costco Wholesale Corp	(13)	(5,140)	(10)	1.6%
Emerson Electric Co	(55)	(5,133)	(10)	1.6%
Rockwell Automation Inc	(18)	(5,131)	(10)	1.6%
ANSYS Inc	(15)	(5,130)	(10)	1.6%
Western Digital Corp	(86)	(5,124)	(10)	1.6%
Micron Technology Inc	(72)	(5,120)	(10)	1.6%
Fiserv Inc	(48)	(5,116)	(10)	1.6%
Sherwin-Williams Co/The	(19)	(5,116)	(10)	1.6%
Cisco Systems Inc/Delaware	(100)	(5,115)	(10)	1.6%
Automatic Data Processing Inc	(26)	(5,107)	(10)	1.6%
Agilent Technologies Inc	(36)	(5,106)	(10)	1.6%
Cintas Corp	(14)	(5,101)	(10)	1.6%
Walgreens Boots Alliance Inc	(117)	(5,099)	(10)	1.6%
Home Depot Inc/The	(17)	(5,099)	(10)	1.6%
Eaton Corp PLC	(35)	(5,098)	(10)	1.6%
Magna International Inc	(66)	(5,096)	(10)	1.6%
Apple Inc	(38)	(5,095)	(9)	1.6%

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting

JPCR345 (cont’d)
CDW Corp/DE	(30)	$(5,094)	$(9)	1.6%
HCA Healthcare Inc	(22)	(5,093)	(9)	1.6%
Motorola Solutions Inc	(25)	(5,091)	(9)	1.6%
Pfizer Inc	(129)	(5,090)	(9)	1.6%
Generac Holdings Inc	(13)	(5,088)	(9)	1.6%
Tractor Supply Co	(30)	(5,086)	(9)	1.6%
3M Co	(28)	(5,081)	(9)	1.6%
Domino's Pizza Inc	(11)	(5,081)	(9)	1.6%
Fastenal Co	(101)	(5,080)	(9)	1.6%
Arista Networks Inc	(14)	(5,079)	(9)	1.6%
Dollar General Corp	(24)	(5,079)	(9)	1.6%
Target Corp	(21)	(5,075)	(9)	1.6%
United Parcel Service Inc	(29)	(5,075)	(9)	1.6%
Waters Corp	(14)	(5,072)	(9)	1.6%
Moody's Corp	(15)	(5,070)	(9)	1.6%
PACCAR Inc	(66)	(5,069)	(9)	1.6%
Stanley Black & Decker Inc	(28)	(5,068)	(9)	1.6%
Amgen Inc	(23)	(5,068)	(9)	1.6%
Fidelity National Information Services I	(37)	(5,068)	(9)	1.6%
Cummins Inc	(24)	(5,064)	(9)	1.6%
Zscaler Inc	(23)	(5,063)	(9)	1.6%
International Paper Co	(95)	(5,063)	(9)	1.6%
Cognizant Technology Solutions Corp	(75)	(5,060)	(9)	1.6%
McDonald's Corp	(23)	(5,060)	(9)	1.6%
Lululemon Athletica Inc	(14)	(5,053)	(9)	1.6%
Starbucks Corp	(45)	(5,048)	(9)	1.6%
General Motors Co	(96)	(5,048)	(9)	1.6%
CVS Health Corp	(66)	(5,044)	(9)	1.6%
AT&T Inc	(195)	(5,044)	(9)	1.6%
DocuSign Inc	(18)	(5,034)	(9)	1.6%
Humana Inc	(13)	(5,030)	(9)	1.6%
LyondellBasell Industries NV	(55)	(5,027)	(9)	1.6%
Best Buy Co Inc	(48)	(5,002)	(9)	1.5%
Fox Corp	(152)	(4,998)	(9)	1.5%
Mettler-Toledo International Inc	(4)	(4,959)	(9)	1.5%
Caterpillar Inc	(26)	(4,948)	(9)	1.5%
Ford Motor Co	(383)	(4,932)	(9)	1.5%
WW Grainger Inc	(12)	(4,904)	(9)	1.5%
Discovery Inc	(183)	(4,890)	(9)	1.5%
Roku Inc	(12)	(4,846)	(9)	1.5%
VF Corp	(65)	(4,826)	(9)	1.5%
		$(319,442)	$(588)
Accrued Net Interest Receivable/(Payable)			–
			$(588)

Total Return Basket Swaps, at value			$(25,411)

(b)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	Effective rate at July 31, 2021.

At July 31, 2021, the Fund had cash collateral of $4,370,000, $1,920,000 and $1,246,189 deposited in a segregated account for JPMorgan Chase Bank, NA, Morgan Stanley Capital Services LLC and Societe Generale, respectively, to cover collateral requirements on over the counter derivatives.

Option contracts (“options”)

At July 31, 2021, the Fund did not have any open positions in options.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Abbreviations
BBSW	Australian Bank-Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
EONIA	Euro Overnight Index Average Rate
EURIBOR	Euro Interbank Offered Rate
FEDEF	Federal Funds Floating Rate
HIBOR	Hong Kong Interbank Offered Rate
JPM	JPMorgan Chase Bank, NA
LIBOR	London Interbank Offered Rate
MS	Morgan Stanley Capital Services LLC
NIBOR	Norway Interbank Offered Rate
SARON	Swiss Average Overnight Rate
SG	Societe Generale
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average Rate
STIBOR	Stockholm Interbank Offered Rate
T	Termination Date
1D	One Day
1M	One Month
1W	One Week

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs

	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$12,697	$—	$719	$13,416
Communications Equipment	54,245	—	190	54,435
Health Care Equipment & Supplies	901,151	—	—	901,151
Hotels, Restaurants & Leisure	2,009,051	—	—	2,009,051
Interactive Media & Services	1,885,792	—	335	1,886,127
Internet & Direct Marketing Retail	1,794,768	—	935,948	2,730,716
Media	570,961	—	1,606	572,567

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

Oil, Gas & Consumable Fuels	97,893	2,602	—	100,495
Pharmaceuticals	959,028	—	—	959,028
Semiconductors & Semiconductor Equipment	1,723,079	—	—	1,723,079
Specialty Retail	485,779	—	24,960	510,739
Other Common Stocks(a)	28,666,200	—	—	28,666,200
Total Common Stocks	39,160,644	2,602	963,758	40,127,004
Rights
Biotechnology	—	—	175,775	175,775
Media	—	—	—	—
Metals & Mining	32,868	—	—	32,868
Pharmaceuticals	—	—	1,251	1,251
Total Rights	32,868	—	177,026	209,894
Warrants
Capital Markets	4,622	8,903	—	13,525
Oil, Gas & Consumable Fuels	—	—	160,640	160,640
Total Warrants	4,622	8,903	160,640	174,165
Convertible Preferred Stocks(a)	150,287	—	—	150,287
Preferred Stocks(a)	52,527	—	—	52,527
Loan Assignments(a)	—	—	24,659	24,659
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	26,920,142	—	26,920,142
Total Long Positions	$39,400,948	$26,931,647	$1,326,083	$67,658,678

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio as well as a Positions by Country summary.

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)(b)	Corporate Bonds(a)	Loan Assignments(a)(b)	Rights(a)(b)(c)	Warrants(a)(b)	Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2020	$1,363,663	$–	$172,558	$213,040	$181,809	$1,931,070
Transfers into Level 3	7,758	–	23,210	–	–	30,968
Transfers out of Level 3	(4,909)	–	–	–	(9,045)	(13,954)
Accrued discounts/(premiums)	–	–	4,302	–	–	4,302
Realized gain/(loss)	(66,337)	–	(93,987)	7,906	(157,640)	(310,058)
Change in unrealized appreciation/(depreciation)	81,973	–	(20,227)	(32,120)	145,516	175,142
Purchases	102,660	–	34,586	–	–	137,246
Sales	(521,050)	–	(95,783)	(11,800)	–	(628,633)
Balance as of July 31, 2021	$963,758	$–	$24,659	$177,026	$160,640	$1,326,083
Net change in unrealized appreciation/(depreciation) on investments still held as of July 31, 2021	$81,973	$–	$(19,687)	$(36,014)	$145,516	$171,788

(a)	As of the period ended July 31, 2021, these securities were fair valued in accordance with procedures approved by the Board of Trustees. Certain of these investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
(b)	These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c)	Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair Value	Valuation approach	Unovservable input(s)	Input value/ range	Weighted average(d)	Impact to valuation from Increase in Input(e)
Rights	$118,300	Recovery Value	Discount for uncertain milestone achievablility	25.0%	25.0%	Decrease

(d) The weighted averages disclosed in the table above were weighted by relative fair value.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Absolute Return Multi-Manager Fund^ (Unaudited) (cont’d)

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2021:

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(7,567,973)	$—	$—	$(7,567,973)
Total Short Positions	$(7,567,973)	$—	$—	$(7,567,973)

(a)   The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$885,325	$—	$—	$885,325
Liabilities	(118,021)	—	—	(118,021)
Forward contracts(a)
Assets	—	508,374	—	508,374
Liabilities	—	(941,377)	—	(941,377)
Swaps
Assets	—	1,719,886	—	1,719,886
Liabilities	—	(1,346,977)	—	(1,346,977)
Total	$767,304	$(60,094)	$—	$707,210

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

July 31, 2021

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, convertible preferred stocks, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2021, the Fund's investment in the Subsidiary was $11,776,118, which represents 15.6% of the Fund’s net assets.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 16.4%
	U.S. Treasury Bills
$5,000,000	0.03%, due 9/30/2021	$4,999,611	(a)
22,000,000	0.02%, due 10/28/2021 – 11/18/2021	21,996,862	(a)
	Total U.S. Treasury Obligations (Cost $26,998,459)	26,996,473
Asset-Backed Securities 18.9%
1,000,000	American Express Credit Account Master Trust, Ser. 2017-5, Class A, (1M USD LIBOR + 0.38%), 0.47%, due 2/18/2025	1,003,557	(b)
1,820,000	BMW Vehicle Lease Trust, Ser. 2021-1, Class A2, 0.20%, due 3/27/2023	1,820,715
2,000,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37%), 0.47%, due 8/8/2024	2,007,430	(b)
	Ford Credit Auto Lease Trust
322,723	Ser. 2020-B, Class A2A, 0.50%, due 12/15/2022	322,916
1,183,528	Ser. 2021-A, Class A2, 0.19%, due 7/15/2023	1,183,542
	Ford Credit Auto Owner Trust
44,515	Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	44,540
198,949	Ser. 2020-B, Class A2, 0.50%, due 2/15/2023	199,092
	GM Financial Consumer Automobile Receivables Trust
645,073	Ser. 2020-3, Class A2, 0.35%, due 7/17/2023	645,462
779,006	Ser. 2021-1, Class A2, 0.23%, due 11/16/2023	779,276
	Golden Credit Card Trust
910,000	Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 0.44%, due 10/15/2023	910,637	(b)(c)
1,000,000	Ser. 2017-4A, Class A, (1M USD LIBOR + 0.52%), 0.61%, due 7/15/2024	1,004,808	(b)(c)
	Hyundai Auto Lease Securitization Trust
848,934	Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	849,556	(c)
1,690,000	Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	1,689,633	(c)
	Mercedes-Benz Auto Lease Trust
698,489	Ser. 2020-B, Class A2, 0.31%, due 2/15/2023	698,867
1,851,119	Ser. 2021-A, Class A2, 0.18%, due 3/15/2023	1,851,444
920,000	MMAF Equipment Finance LLC, Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	920,644	(c)
	Navient Student Loan Trust
359,390	Ser. 2017-4A, Class A2, (1M USD LIBOR + 0.50%), 0.59%, due 9/27/2066	360,220	(b)(c)
379,759	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.59%, due 1/25/2068	380,695	(b)(c)
130,178	Ser. 2019-2A, Class A1, (1M USD LIBOR + 0.27%), 0.36%, due 2/27/2068	130,178	(b)(c)
570,968	Ser. 2019-4A, Class A1, (1M USD LIBOR + 0.28%), 0.37%, due 7/25/2068	570,780	(b)(c)
1,024,781	Santander Consumer Auto Receivables Trust, Ser. 2021-AA, Class A2, 0.23%, due 11/15/2023	1,025,036	(c)
1,941,338	Santander Retail Auto Lease Trust, Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	1,942,676	(c)
	Tesla Auto Lease Trust
496,099	Ser. 2020-A, Class A2, 0.55%, due 5/22/2023	496,787	(c)
1,600,000	Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	1,601,287	(c)
3,760,000	Toyota Auto Receivables Owner Trust, Ser. 2021-B, Class A2, 0.14%, due 1/16/2024	3,757,812
1,200,000	Verizon Owner Trust, Ser. 2019-C, Class A1B, (1M USD LIBOR + 0.42%), 0.50%, due 4/22/2024	1,203,313	(b)
346,775	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	347,093

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	World Omni Auto Receivables Trust
$1,252,419	Ser. 2020-C, Class A2, 0.35%, due 12/15/2023	$1,253,191
1,420,000	Ser. 2021-B, Class A2, 0.20%, due 7/15/2024	1,420,048
660,000	World Omni Automobile Lease Securitization Trust, Ser. 2021-A, Class A2, 0.21%, due 4/15/2024	660,123
	Total Asset-Backed Securities (Cost $31,064,633)	31,081,358
Corporate Bonds 42.1%
Agriculture 0.7%
1,170,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 1.04%, due 8/15/2022	1,176,947	(b)
Auto Manufacturers 1.6%
1,610,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 1.06%, due 2/15/2022	1,617,287	(b)(c)
1,000,000	Volkswagen Group of America Finance LLC, (3M USD LIBOR + 0.94%), 1.11%, due 11/12/2021	1,002,495	(b)(c)
		2,619,782
Banks 17.9%
	Bank of America Corp.
690,000	(3M USD LIBOR + 1.16%), 1.29%, due 1/20/2023	693,465	(b)
2,145,000	(3M USD LIBOR + 1.00%), 1.13%, due 4/24/2023	2,158,760	(b)
775,000	(3M USD LIBOR + 0.79%), 0.92%, due 3/5/2024	781,795	(b)
1,475,000	BB&T Corp., (3M USD LIBOR + 0.65%), 0.79%, due 4/1/2022	1,480,197	(b)
2,888,000	Citigroup, Inc., (3M USD LIBOR + 1.10%), 1.26%, due 5/17/2024	2,928,772	(b)
3,527,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.74%, due 11/29/2023	3,633,579	(b)
2,500,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 1.03%, due 4/25/2023	2,518,479	(b)
3,655,000	Morgan Stanley, (SOFR + 0.70%), 0.75%, due 1/20/2023	3,664,799	(b)
	Royal Bank of Canada
2,035,000	(3M USD LIBOR + 0.47%), 0.60%, due 4/29/2022	2,041,370	(b)
270,000	(3M USD LIBOR + 0.36%), 0.49%, due 1/17/2023	271,162	(b)
2,005,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.53%, due 1/27/2023	2,014,626	(b)
2,185,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.52%, due 12/9/2022	2,196,044	(b)
2,439,000	Wells Fargo & Co., (3M USD LIBOR + 1.23%), 1.36%, due 10/31/2023	2,470,960	(b)
	Westpac Banking Corp.
1,835,000	(3M USD LIBOR + 0.85%), 1.00%, due 8/19/2021	1,835,745	(b)
640,000	(3M USD LIBOR + 0.39%), 0.52%, due 1/13/2023	643,266	(b)
		29,333,019
Biotechnology 0.5%
765,000	Gilead Sciences, Inc., (3M USD LIBOR + 0.52%), 0.67%, due 9/29/2023	765,439	(b)
Diversified Financial Services 3.4%
705,000	American Express Co., (3M USD LIBOR + 0.61%), 0.74%, due 8/1/2022	708,230	(b)
2,820,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 1.07%, due 3/9/2022	2,832,836	(b)
2,055,000	Intercontinental Exchange, Inc., (3M USD LIBOR + 0.65%), 0.77%, due 6/15/2023	2,055,514	(b)
		5,596,580

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Electric 3.1%
$1,185,000	Duke Energy Corp., (SOFR + 0.25%), 0.25%, due 6/10/2023	$1,185,187	(b)
980,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 0.39%, due 11/26/2021	980,561	(b)
1,435,000	Florida Power & Light Co., (3M USD LIBOR + 0.38%), 0.51%, due 7/28/2023	1,435,065	(b)
1,515,000	Southern California Edison Co., Ser. D, (3M USD LIBOR + 0.27%), 0.40%, due 12/3/2021	1,515,415	(b)
		5,116,228
Electronics 0.5%
	Honeywell Int’l, Inc.
380,000	(3M USD LIBOR + 0.37%), 0.53%, due 8/8/2022	381,606	(b)
500,000	(3M USD LIBOR + 0.23%), 0.38%, due 8/19/2022	500,075	(b)
		881,681
Gas 1.3%
565,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.50%, due 3/9/2023	565,146	(b)
1,045,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.63%, due 3/2/2023	1,045,243	(b)
585,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 0.47%, due 9/14/2023	585,058	(b)
		2,195,447
Insurance 1.2%
2,025,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.56%, due 7/12/2022	2,033,090	(b)(c)
Machinery - Diversified 0.8%
1,350,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.59%, due 4/5/2023	1,350,094	(b)
Media 1.5%
1,125,000	Comcast Corp., (3M USD LIBOR + 0.63%), 0.76%, due 4/15/2024	1,137,997	(b)
1,255,000	Walt Disney Co., (3M USD LIBOR + 0.39%), 0.52%, due 3/4/2022	1,257,941	(b)
		2,395,938
Miscellaneous Manufacturer 1.4%
2,255,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.12%, due 3/15/2023	2,282,702	(b)
Oil & Gas 1.4%
120,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.78%, due 9/19/2022	120,708	(b)
2,135,000	BP Capital PLC, (3M USD LIBOR + 0.87%), 0.99%, due 9/16/2021	2,137,204	(b)
		2,257,912
Pharmaceuticals 3.6%
2,275,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.80%, due 11/21/2022	2,289,495	(b)
1,855,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.75%, due 6/10/2022	1,864,387	(b)
1,810,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.54%, due 5/16/2022	1,815,171	(b)
		5,969,053
Telecommunications 3.2%
	AT&T, Inc.
115,000	(3M USD LIBOR + 0.89%), 1.04%, due 2/15/2023	116,242	(b)
2,280,000	(SOFR + 0.64%), 0.64%, due 3/25/2024	2,285,221	(b)
2,780,000	Verizon Communications, Inc., (SOFR + 0.50%), 0.55%, due 3/22/2024	2,798,510	(b)
		5,199,973
	Total Corporate Bonds (Cost $69,015,591)	69,173,885

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Short-Term Investments 17.1%
Investment Companies 17.1%
28,042,586	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(d) (Cost $28,042,586)	$28,042,586	(e)
	Total Investments 94.5% (Cost $155,121,269)	155,294,302
	Other Assets Less Liabilities 5.5%	9,116,640	(f)
	Net Assets 100.0%	$164,410,942

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $16,535,809, which represents 10.1% of net assets of the Fund.
(d)	Represents 7-day effective yield as of July 31, 2021.
(e)	All or a portion of this security is segregated in connection with obligations for futures with a total value of $28,042,586.
(f)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$110,731,782	67.4%
Canada	6,242,603	3.8%
United Kingdom	5,178,538	3.1%
Germany	2,619,782	1.6%
Australia	2,479,011	1.5%
Short-Term Investments and Other Assets—Net	37,159,226	22.6%
	$164,410,942	100.0%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	155	Lead	$9,275,781	$725,321
9/2021	55	Nickel	6,451,830	810,463
9/2021	6	Palladium	1,593,720	(181,513)
9/2021	90	Primary Aluminum	5,838,750	385,456
9/2021	115	Zinc	8,725,625	88,691
10/2021	30	Cattle Feeder	2,460,750	2,015
10/2021	130	Platinum	6,814,600	(617,953)
10/2021	145	Sugar 11	2,908,584	103,671
11/2021	103	Low Sulphur Gasoil	6,306,175	567,781
11/2021	133	Natural Gas	5,296,060	1,163,620
11/2021	130	New York Harbor ULSD	11,983,608	1,028,509
11/2021	116	RBOB Gasoline	10,433,875	1,200,562
11/2021	80	Soybean	5,397,000	(164,813)
11/2021	118	WTI crude Oil	8,546,740	1,104,724
12/2021	87	Cocoa	2,107,140	(117,857)
12/2021	23	Coffee ‘C’	1,573,631	266,773
12/2021	76	Copper	8,465,450	(395,505)
12/2021	399	Corn	10,877,738	(227,432)
12/2021	97	Cotton No.2	4,335,415	281,266
12/2021	80	Gold 100 Oz.	14,537,600	36,920
12/2021	174	Hard Red Winter Wheat	5,952,975	171,108
12/2021	156	Lead	9,243,000	228,075
12/2021	54	Nickel	6,334,038	249,353
12/2021	86	Primary Aluminum	5,556,675	90,331
12/2021	42	Silver	5,376,000	(377,579)
12/2021	188	Soybean Meal	6,653,320	(822,299)
12/2021	71	Soybean Oil	2,685,504	199,321
12/2021	155	Wheat	5,525,750	93,854
12/2021	119	Zinc	9,014,250	251,151
1/2022	151	Brent Crude Oil	11,035,080	(23,264)
2/2022	122	Lean Hogs	4,097,980	(101,661)
2/2022	75	Live Cattle	4,116,000	(6,189)
Total Long Positions			$209,520,644	$6,012,900

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	155	Lead	$(9,275,781)	$(317,311)
9/2021	55	Nickel	(6,451,830)	(263,557)
9/2021	90	Primary Aluminum	(5,838,750)	(130,939)
9/2021	115	Zinc	(8,725,625)	(282,456)
12/2021	7	Nickel	(821,079)	(4,592)
12/2021	6	Primary Aluminum	(387,675)	(9,023)
Total Short Positions			$(31,500,740)	$(1,007,878)
Total Futures				$5,005,022

At July 31, 2021, the Fund had $7,754,127 deposited in a segregated account to cover margin requirements on open futures.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

As of July 31, 2021, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$33,737,498	20.5%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
U.S. Treasury Obligations	$—	$26,996,473	$—	$26,996,473
Asset-Backed Securities	—	31,081,358	—	31,081,358
Corporate Bonds(a)	—	69,173,885	—	69,173,885
Short-Term Investments	—	28,042,586	—	28,042,586
Total Investments	$—	$155,294,302	$—	$155,294,302

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$9,048,965	$—	$—	$9,048,965
Liabilities	(4,043,943)	—	—	(4,043,943)
Total	$5,005,022	$—	$—	$5,005,022

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) July 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 60.1%
Australia 1.9%
1,424	APA Group	$9,959	(a)
110	Aristocrat Leisure Ltd.	3,361
1,633	Brambles Ltd.	13,925
1,226	Coles Group Ltd.	15,736
23	CSL Ltd.	4,876
2,066	Fortescue Metals Group Ltd.	37,767
782	Goodman Group	12,992
58	REA Group Ltd.	6,881
883	Rio Tinto PLC	74,882
534	Sonic Healthcare Ltd.	15,683
2,611	Stockland	8,431
		204,493
Austria 0.1%
159	OMV AG	8,586
477	Telekom Austria AG	4,068
		12,654
Belgium 0.1%
83	Solvay SA	11,076

Canada 2.1%
771	Bank of Nova Scotia	48,123
1,100	Enbridge, Inc.	43,362	(b)
346	Great-West Lifeco, Inc.	10,411
321	Hydro One Ltd.	7,925	(c)
81	Magna Int'l, Inc.	6,791
277	Metro, Inc.	14,365
173	National Bank of Canada	13,241
518	Power Corp. of Canada	16,533
896	Sun Life Financial, Inc.	46,667
103	TELUS Corp.	2,288
279	Toronto-Dominion Bank	18,550
		228,256
China 0.1%
1,844	BOC Hong Kong Holdings Ltd.	5,932

Denmark 0.6%
10	AP Moeller - Maersk A/S Class B	27,771
399	Novo Nordisk A/S Class B	36,903
		64,674
Finland 0.3%
252	Neste OYJ	15,491
1,147	Nordea Bank Abp	13,444
128	Orion OYJ Class B	5,449
		34,384
France 1.6%
94	BNP Paribas SA	5,737
99	Capgemini SE	21,403
184	Cie Generale des Etablissements Michelin SCA	30,056
810	Credit Agricole SA	11,300
27	Hermes International	41,285
27	Kering SA	24,220
152	Publicis Groupe SA	9,596
899	Societe Generale SA	26,368
		169,965
Germany 2.1%
105	Allianz SE	26,157
174	Brenntag SE	17,379
275	Daimler AG	24,558
791	Deutsche Post AG	53,588
179	Fresenius Medical Care AG & Co. KGaA	14,129
166	HeidelbergCement AG	14,725
97	Merck KGaA	19,866
400	SAP SE	57,339
		227,741
Hong Kong 0.4%
3,258	CK Asset Holdings Ltd.	22,199
1,578	Sun Hung Kai Properties Ltd.	22,600
		44,799
Italy 0.1%
748	Assicurazioni Generali SpA	14,951

Japan 3.9%
500	Ajinomoto Co., Inc.	12,698
1,000	Astellas Pharma, Inc.	15,852
143	FUJIFILM Holdings Corp.	10,208
329	Fujitsu Ltd.	55,676
351	Hoya Corp.	49,288
206	Kajima Corp.	2,634
1,353	KDDI Corp.	41,094
300	MEIJI Holdings Co. Ltd.	18,541
1,000	Mitsubishi Electric Corp.	13,454
1,288	Mitsui & Co. Ltd.	29,346
200	Mitsui Chemicals, Inc.	6,335
649	Mizuho Financial Group, Inc.	9,261
7	Nintendo Co. Ltd.	3,599
600	Nippon Telegraph & Telephone Corp.	15,327
200	Nippon Yusen KK	10,720
200	Nitto Denko Corp.	14,767
2,600	Nomura Holdings, Inc.	12,990
1,146	ORIX Corp.	19,973
845	Sekisui House Ltd.	16,641
200	Sony Group Corp.	20,737
183	Taisei Corp.	6,130
279	Toyota Motor Corp.	24,936
300	Yamaha Motor Co. Ltd.	7,449
300	Yamato Holdings Co. Ltd.	8,614
		426,270
Netherlands 1.3%
36	Akzo Nobel NV	4,446
32	ASML Holding NV	24,256
1,834	Koninklijke Ahold Delhaize NV	56,989
1,485	Koninklijke KPN NV	4,876
208	NN Group NV	10,346
134	Randstad NV	9,722
254	Wolters Kluwer NV	28,950
		139,585

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Norway 0.2%
507	DNB ASA	$10,390
822	Equinor ASA	16,044
		26,434
Russia 0.1%
214	Coca-Cola HBC AG	8,088	*

Singapore 0.1%
1,180	Singapore Exchange Ltd.	10,346

Spain 0.3%
470	Endesa SA	11,435
530	Iberdrola SA	6,388
253	Naturgy Energy Group SA	6,540
636	Red Electrica Corp. SA	12,618
		36,981
Sweden 0.6%
469	Husqvarna AB, B Shares	6,565
1,887	Skandinaviska Enskilda Banken AB Class A	25,548
397	Skanska AB, B Shares	11,207
1,710	Svenska Handelsbanken AB, A Shares	19,288
		62,608
Switzerland 1.8%
62	Adecco Group AG	3,715
2	Chocoladefabriken Lindt & Spruengli AG	22,410
42	Geberit AG	34,486
60	Kuehne & Nagel International AG	20,242
219	Logitech International SA	23,949
119	Nestle SA	15,081
162	Roche Holding AG	62,656
24	Swisscom AG	14,439
		196,978
United Kingdom 1.4%
9,611	Barclays PLC	23,312
768	Diageo PLC	38,116
1,671	Direct Line Insurance Group PLC	6,915
1,958	J Sainsbury PLC	7,710
2,595	Kingfisher PLC	13,288
25,095	Lloyds Banking Group PLC	15,918
530	Mondi PLC	14,705
350	Persimmon PLC	14,128
629	Sage Group PLC	6,134
156	Schroders PLC	7,930
350	SSE PLC	7,032
44	Unilever PLC	2,539
		157,727
United States 41.0%
95	3M Co.	18,804
408	AbbVie, Inc.	47,450
295	Accenture PLC Class A	93,716
423	Activision Blizzard, Inc.	35,371
27	Adobe, Inc.	16,784	*
385	Aflac, Inc.	21,175
249	Agilent Technologies, Inc.	38,154
292	AGNC Investment Corp.	4,634
265	Allstate Corp.	34,463
82	Alphabet, Inc. Class A	220,951	*
28	Amazon.com, Inc.	93,173	*
256	Amphenol Corp. Class A	18,557
1,549	Annaly Capital Management, Inc.	13,151
60	Anthem, Inc.	23,041
2,106	Apple, Inc.	307,181
298	Applied Materials, Inc.	41,699
68	Berkshire Hathaway, Inc. Class B	18,924	*
19	BlackRock, Inc.	16,476
231	Blackstone Group, Inc. Class A	26,627
4	Booking Holdings, Inc.	8,713	*
155	Booz Allen Hamilton Holding Corp.	13,301
586	Bristol-Myers Squibb Co.	39,772
75	Broadcom, Inc.	36,405
64	Burlington Stores, Inc.	21,427	*
381	CBRE Group, Inc. Class A	36,751	*
1,010	Cisco Systems, Inc.	55,924
468	Citigroup, Inc.	31,646
431	Cognizant Technology Solutions Corp. Class A	31,691
456	Colgate-Palmolive Co.	36,252
1,633	Comcast Corp. Class A	96,069
939	CSX Corp.	30,348
89	Cummins, Inc.	20,657
426	CVS Health Corp.	35,085
109	D.R. Horton, Inc.	10,402
27	Danaher Corp.	8,032
144	Darden Restaurants, Inc.	21,007
75	Deere & Co.	27,119
80	Dominion Energy, Inc.	5,990
58	Dover Corp.	9,693
174	Duke Energy Corp.	18,289
154	Eastman Chemical Co.	17,359
761	eBay, Inc.	51,908
320	Electronic Arts, Inc.	46,067
163	Eli Lilly & Co.	39,690
506	Emerson Electric Co.	51,050
343	EOG Resources, Inc.	24,991
39	Everest Re Group Ltd.	9,860
166	Exelon Corp.	7,769
92	Extra Space Storage, Inc.	16,021
49	Facebook, Inc. Class A	17,459	*
218	Ferguson PLC	30,575
351	Fox Corp. Class A	12,517
332	Franklin Resources, Inc.	9,811
170	Garmin Ltd.	26,724
455	General Mills, Inc.	26,781
145	Goldman Sachs Group, Inc.	54,358
214	Hartford Financial Services Group, Inc.	13,615
160	Hershey Co.	28,621
269	Hilton Worldwide Holdings, Inc.	35,360	*
20	IDEXX Laboratories, Inc.	13,571	*
109	Illinois Tool Works, Inc.	24,707
65	Int'l Business Machines Corp.	9,162
425	Intel Corp.	22,831
284	International Paper Co.	16,404
428	Interpublic Group of Cos., Inc.	15,134
78	Intuit, Inc.	41,338
326	Iron Mountain, Inc.	14,266
122	J.M. Smucker Co.	15,995
94	Johnson & Johnson	16,187
283	JPMorgan Chase & Co.	42,954
2,190	Kinder Morgan, Inc.	38,062

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

65	KLA Corp.	$22,630
295	Kroger Co.	12,007
25	Lam Research Corp.	15,935
311	LKQ Corp.	15,783	*
101	Lockheed Martin Corp.	37,539
7	MasterCard, Inc. Class A	2,702
448	Medtronic PLC	58,827
151	MetLife, Inc.	8,713
400	MGM Resorts Int'l	15,012
1,006	Microsoft Corp.	286,619
618	Morgan Stanley	59,316
207	Motorola Solutions, Inc.	46,351
312	Newmont Corp.	19,600
97	NIKE, Inc. Class B	16,248
424	ONEOK, Inc.	22,035
445	Oracle Corp.	38,777
96	Packaging Corp. of America	13,584
17	Pool Corp.	8,123
97	PPG Industries, Inc.	15,861
666	Procter & Gamble Co.	94,725
105	Progressive Corp.	9,992
268	Prologis, Inc.	34,315
551	Public Service Enterprise Group, Inc.	34,289
42	Public Storage	13,124
107	QUALCOMM, Inc.	16,029
156	Quest Diagnostics, Inc.	22,121
48	Reliance Steel & Aluminum Co.	7,543
130	ResMed Inc.	35,334
128	Robert Half International, Inc.	12,571
102	RPM International, Inc.	8,832
19	S&P Global, Inc.	8,146
174	Sempra Energy	22,733
44	Sherwin-Williams Co.	12,805
117	Skyworks Solutions, Inc.	21,588
60	Snap-on, Inc.	13,079
81	Southern Co.	5,173
664	Starbucks Corp.	80,630
78	STERIS PLC	17,000
346	Synchrony Financial	16,269
251	T. Rowe Price Group, Inc.	51,244
95	Target Corp.	24,800
156	TE Connectivity Ltd.	23,005
38	Tesla, Inc.	26,114	*
435	Texas Instruments, Inc.	82,920
167	Thermo Fisher Scientific, Inc.	90,182
738	TJX Cos., Inc.	50,782
87	Trane Technologies PLC	17,714
101	Travelers Cos., Inc.	15,041
196	Tyson Foods, Inc. Class A	14,006
231	UGI Corp.	10,624
47	Ulta Beauty, Inc.	15,783	*
270	Union Pacific Corp.	59,065
114	United Parcel Service, Inc. Class B	21,815
166	UnitedHealth Group, Inc.	68,429
40	Vail Resorts, Inc.	12,208	*
1,025	Verizon Communications, Inc.	57,174
92	Visa, Inc. Class A	22,668
44	W.W. Grainger, Inc.	19,562
81	West Pharmaceutical Services, Inc.	33,350
117	Weyerhaeuser Co.	3,946
1,455	Williams Cos., Inc.	36,448
82	Zoetis, Inc.	16,621
		4,451,512
Total Common Stocks (Cost $5,537,810)		6,535,454

PRINCIPAL AMOUNT

U.S. Treasury Obligations 8.9%
$35,000	U.S. Treasury Bill, 0.01%, due 12/2/2021	34,994	(d)
	U.S. Treasury Bonds
40,000	1.13%, due 5/15/2040	35,739
210,000	1.88%, due 2/15/2041–2/15/2051	211,997
20,000	2.25%, due 5/15/2041	21,484
180,000	3.00%, due 5/15/2042–2/15/2047	218,851
10,000	2.75%, due 8/15/2042	11,620
135,000	2.88%, due 8/15/2045–5/15/2049	161,736
80,000	2.38%, due 11/15/2049–5/15/2051	88,563
20,000	2.00%, due 2/15/2050	20,405
30,000	1.38%, due 8/15/2050	26,350
25,000	1.63%, due 11/15/2050	23,371
	U.S. Treasury Inflation-Indexed Bonds
16,370	1.00%, due 2/15/2048	22,641	(e)
54,553	0.50%, due 1/15/2028	62,615	(e)
25,000	U.S. Treasury Notes, 1.63%, due 5/15/2031	25,918
Total U.S. Treasury Obligations (Cost $940,961)		966,284

U.S. Government Agency Securities 0.1%
10,000	Federal Home Loan Bank, 5.50%, due 7/15/2036 (Cost $12,635)	15,044

Corporate Bonds 10.9%
Belgium 0.2%
5,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 4/15/2048	6,229
15,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 2/1/2046	19,228
		25,457
Canada 0.3%
	Canadian Natural Resources Ltd.
5,000	4.95%, due 6/1/2047	6,291
10,000	2.95%, due 7/15/2030	10,466
10,000	Rogers Communications, Inc., 4.35%, due 5/1/2049	11,869
5,000	Suncor Energy, Inc., 3.75%, due 3/4/2051	5,539
		34,165
France 0.1%
10,000	Total Capital International SA, 3.13%, due 5/29/2050	10,441

Mexico 0.1%
5,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	6,063	(f)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Netherlands 0.1%
$5,000	Shell Int'l Finance BV, 4.00%, due 5/10/2046	$5,980

United Kingdom 0.6%
10,000	AstraZeneca PLC, 2.13%, due 8/6/2050	9,085
	BAT Capital Corp.
5,000	4.54%, due 8/15/2047	5,399
10,000	2.73%, due 3/25/2031	10,074
10,000	BP Capital PLC, 4.88%, due 3/22/2030	11,040	(g)(h)
15,000	Natwest Group PLC, 3.03%, due 11/28/2035	15,133	(g)
10,000	Vodafone Group PLC, 4.25%, due 9/17/2050	11,820
		62,551
United States 9.5%
10,000	7-Eleven, Inc., 2.50%, due 2/10/2041	9,477	(f)
5,000	Abbott Laboratories, 4.75%, due 4/15/2043	6,776
	AbbVie, Inc.
10,000	4.05%, due 11/21/2039	11,790
10,000	4.45%, due 5/14/2046	12,356
5,000	Allstate Corp., 4.20%, due 12/15/2046	6,279
10,000	Altria Group, Inc., 3.88%, due 9/16/2046	10,128
10,000	American Int'l Group, Inc., 4.75%, due 4/1/2048	13,078
5,000	American Water Capital Corp., 4.15%, due 6/1/2049	6,234
10,000	Amgen, Inc., 4.40%, due 5/1/2045	12,474
10,000	Appalachian Power Co., Ser. Z, 3.70%, due 5/1/2050	11,401
10,000	Apple, Inc., 3.75%, due 11/13/2047	11,800
5,000	Aqua America, Inc., 4.28%, due 5/1/2049	6,138
	AT&T, Inc.
10,000	3.50%, due 6/1/2041	10,624
10,000	4.50%, due 3/9/2048	11,970
10,000	3.65%, due 6/1/2051	10,598
10,000	Baltimore Gas and Electric Co., 2.90%, due 6/15/2050	10,257
	Bank of America Corp.
10,000	4.24%, due 4/24/2038	11,948	(g)
10,000	4.08%, due 3/20/2051	12,098	(g)
5,000	2.97%, due 7/21/2052	5,049	(g)
10,000	Berkshire Hathaway Finance Corp., 4.25%, due 1/15/2049	12,712
	Boeing Co.
10,000	3.25%, due 2/1/2035	10,338
5,000	5.81%, due 5/1/2050	6,820
5,000	BP Capital Markets America, Inc., 2.77%, due 11/10/2050	4,753
5,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/2049	6,454
	Broadcom, Inc.
5,000	5.00%, due 4/15/2030	5,969
5,000	4.30%, due 11/15/2032	5,774
10,000	3.75%, due 2/15/2051	10,563	(f)
5,000	Burlington Northern Santa Fe LLC, 4.38%, due 9/1/2042	6,357
10,000	Capital One Financial Corp., 2.36%, due 7/29/2032	10,092	(g)
10,000	Carrier Global Corp., 2.70%, due 2/15/2031	10,516
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	17,594
10,000	Cigna Corp., 4.80%, due 8/15/2038	12,672
5,000	Citigroup, Inc., 2.98%, due 11/5/2030	5,348	(g)
10,000	Coca-Cola Co., 2.50%, due 3/15/2051	9,774
	Comcast Corp.
10,000	4.65%, due 7/15/2042	12,745
10,000	4.00%, due 8/15/2047	11,957
5,000	Commonwealth Edison Co., 3.70%, due 3/1/2045	5,850
10,000	Constellation Brands, Inc., 3.75%, due 5/1/2050	11,368
	Crown Castle Int'l Corp.
5,000	2.90%, due 4/1/2041	4,935
5,000	5.20%, due 2/15/2049	6,632
	CVS Health Corp.
10,000	2.70%, due 8/21/2040	9,964
10,000	5.05%, due 3/25/2048	13,323
5,000	Dell Int'l LLC/EMC Corp., 6.20%, due 7/15/2030	6,479
	Diamondback Energy, Inc.
10,000	3.50%, due 12/1/2029	10,841
5,000	4.40%, due 3/24/2051	5,713
	Discovery Communications LLC
5,000	4.65%, due 5/15/2050	5,935
5,000	4.00%, due 9/15/2055	5,370
	Duke Energy Corp.
5,000	3.75%, due 9/1/2046	5,491
5,000	3.50%, due 6/15/2051	5,362
10,000	Duke Energy Progress LLC, 2.50%, due 8/15/2050	9,622
10,000	Energy Transfer L.P., 5.00%, due 5/15/2050	11,752
10,000	Entergy Arkansas LLC, 2.65%, due 6/15/2051	9,817
10,000	Entergy Texas, Inc., 3.55%, due 9/30/2049	11,175
10,000	Enterprise Products Operating LLC, 3.20%, due 2/15/2052	10,107
5,000	Exelon Corp., 4.70%, due 4/15/2050	6,493
10,000	Exxon Mobil Corp., 4.23%, due 3/19/2040	12,208
	Fox Corp.
5,000	5.48%, due 1/25/2039	6,543
5,000	5.58%, due 1/25/2049	6,903
5,000	General Motors Co., 5.00%, due 4/1/2035	6,137

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$10,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	$13,009
15,000	Goldman Sachs Group, Inc., 4.02%, due 10/31/2038	17,803	(g)
5,000	HCA, Inc., 5.25%, due 6/15/2049	6,554
5,000	Healthpeak Properties, Inc., 2.88%, due 1/15/2031	5,336
5,000	Home Depot, Inc., 3.35%, due 4/15/2050	5,648
5,000	Humana, Inc., 2.15%, due 2/3/2032	5,022	(i)
5,000	Intel Corp., 3.25%, due 11/15/2049	5,362
5,000	Intercontinental Exchange, Inc., 3.00%, due 9/15/2060	4,971
	JPMorgan Chase & Co.
10,000	5.40%, due 1/6/2042	13,996
10,000	4.03%, due 7/24/2048	11,941	(g)
5,000	3.33%, due 4/22/2052	5,434	(g)
10,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	13,150
5,000	Lockheed Martin Corp., 2.80%, due 6/15/2050	5,159
5,000	Lowe's Cos., Inc., 3.00%, due 10/15/2050	5,051
5,000	LYB Int'l Finance BV, 4.88%, due 3/15/2044	6,370
5,000	LYB Int'l Finance III LLC, 4.20%, due 5/1/2050	5,924
5,000	Magellan Midstream Partners L.P., 3.95%, due 3/1/2050	5,499
5,000	Masco Corp., 4.50%, due 5/15/2047	6,134
10,000	McDonald's Corp., 3.63%, due 9/1/2049	11,361
5,000	MetLife, Inc., 4.88%, due 11/13/2043	6,743
10,000	Microsoft Corp., 2.68%, due 6/1/2060	10,083
5,000	MidAmerican Energy Co., 4.25%, due 5/1/2046	6,334
	Morgan Stanley
5,000	4.30%, due 1/27/2045	6,246
10,000	4.38%, due 1/22/2047	12,734
5,000	MPLX L.P., 5.50%, due 2/15/2049	6,504
5,000	Nasdaq, Inc., 2.50%, due 12/21/2040	4,739
10,000	Nevada Power Co., Ser. EE, 3.13%, due 8/1/2050	10,658
5,000	Norfolk Southern Corp., 3.94%, due 11/1/2047	5,850
	Oracle Corp.
10,000	4.00%, due 7/15/2046	11,082
5,000	3.60%, due 4/1/2050	5,221
5,000	3.95%, due 3/25/2051	5,559
	Pacific Gas and Electric Co.
5,000	4.30%, due 3/15/2045	4,734
10,000	3.50%, due 8/1/2050	8,940
10,000	Pacific LifeCorp., 3.35%, due 9/15/2050	10,886	(f)
10,000	Pfizer, Inc., 2.70%, due 5/28/2050	10,195
5,000	Public Service Co. of Colorado, 4.05%, due 9/15/2049	6,319
5,000	Raytheon Technologies Corp., 4.35%, due 4/15/2047	6,284
10,000	Royalty Pharma PLC, 2.20%, due 9/2/2030	9,953	(f)
10,000	salesforce.com, Inc., 2.70%, due 7/15/2041	10,217
	Southern California Edison Co.
5,000	Ser. B, 4.88%, due 3/1/2049	6,004
10,000	Ser. 20A, 2.95%, due 2/1/2051	9,315
10,000	Southwestern Public Service Co., 3.15%, due 5/1/2050	10,822
10,000	Starbucks Corp., 3.50%, due 11/15/2050	11,083
5,000	Sysco Corp., 6.60%, due 4/1/2050	7,979
	T-Mobile USA, Inc.
10,000	4.38%, due 4/15/2040	11,846
10,000	4.50%, due 4/15/2050	12,233
5,000	Union Pacific Corp., 3.80%, due 10/1/2051	5,854
5,000	United Technologies Corp., 4.50%, due 6/1/2042	6,374
5,000	UnitedHealth Group, Inc., 4.20%, due 1/15/2047	6,218
10,000	Upjohn, Inc., 3.85%, due 6/22/2040	10,902	(f)
	Verizon Communications, Inc.
5,000	3.40%, due 3/22/2041	5,403
10,000	4.13%, due 8/15/2046	11,888
10,000	3.70%, due 3/22/2061	11,047
10,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	11,699
5,000	Virginia Electric and Power Co., 2.45%, due 12/15/2050	4,714
5,000	Visa, Inc., 4.30%, due 12/14/2045	6,478
10,000	Walt Disney Co., 4.70%, due 3/23/2050	13,644
	Wells Fargo & Co.
10,000	3.07%, due 4/30/2041	10,476	(g)
10,000	5.01%, due 4/4/2051	13,926	(g)
		1,039,843
Total Corporate Bonds (Cost $1,150,591)		1,184,500

NUMBER OF SHARES		VALUE

Exchange-Traded Funds 16.6%
32,263	iShares Core International Aggregate Bond ETF (Cost $1,781,286)	1,801,243

Short-Term Investments 2.7%
Investment Companies 2.7%
290,088	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(j) (Cost $290,088)	290,088	(k)
Total Investments 99.3% (Cost $9,713,371)		10,792,613
Other Assets Less Liabilities 0.7%		75,994	(l)
Net Assets 100.0%		$10,868,607

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

*	Non-income producing security.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2021 amounted to $7,925, which represents 0.1% of net assets of the Fund.
(d)	Rate shown was the discount rate at the date of purchase.
(e)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(f)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $57,844, which represents 0.5% of net assets of the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	When-issued security. Total value of all such securities at July 31, 2021, amounted to approximately $5,022, which represents 0.0% of net assets of the Fund.
(j)	Represents 7-day effective yield as of July 31, 2021.
(k)	All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities, swaps, futures and/or forward foreign currency contracts with a total value of $290,088.
(l)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Exchange-Traded Funds*	$1,801,243	16.6%
U.S. Treasury Obligations	966,284	8.9%
Software	489,153	4.5%
Banks	463,144	4.3%
Pharmaceuticals	349,737	3.2%
Technology Hardware, Storage & Peripherals	341,338	3.1%
Insurance	294,537	2.7%
Semiconductors & Semiconductor Equipment	284,293	2.6%
Capital Markets	257,244	2.4%
Interactive Media & Services	245,291	2.3%
IT Services	237,018	2.2%
Media	225,706	2.1%
Health Care Equipment & Supplies	215,402	2.0%
Oil, Gas & Consumable Fuels	205,019	1.9%
Health Care Providers & Services	178,488	1.6%
Hotels, Restaurants & Leisure	176,291	1.6%
Food Products	160,196	1.5%
Internet & Direct Marketing Retail	145,081	1.3%
Electric	143,308	1.3%
Metals & Mining	139,792	1.3%
Household Products	130,977	1.2%
Life Sciences Tools & Services	128,336	1.2%
Equity Real Estate Investment Trusts	120,880	1.1%
Telecommunications	109,298	1.0%
Food & Staples Retailing	106,807	1.0%
Chemicals	103,775	0.9%
Communications Equipment	102,275	0.9%
Specialty Retail	101,280	0.9%
Diversified Telecommunication Services	98,172	0.9%
Trading Companies & Distributors	96,862	0.9%
Machinery	95,255	0.9%
Household Durables	95,197	0.9%
Beverages	92,803	0.9%
Road & Rail	89,413	0.8%
Biotechnology	87,762	0.8%
Entertainment	85,037	0.8%
Air Freight & Logistics	84,017	0.8%
Oil & Gas	83,272	0.8%
Automobiles	83,057	0.8%
Textiles, Apparel & Luxury Goods	81,753	0.7%
Real Estate Management & Development	81,550	0.7%
Electric Utilities	76,629	0.7%
Aerospace & Defense	72,514	0.7%
Professional Services	68,259	0.6%
Diversified Financial Services	65,177	0.6%
Electrical Equipment	64,504	0.6%
Multi-Utilities	63,012	0.6%
Marine	58,733	0.5%
Building Products	52,200	0.5%
Pipelines	47,012	0.4%
Retail	42,620	0.4%
Electronic Equipment, Instruments & Components	41,562	0.4%
Wireless Telecommunication Services	41,094	0.4%
Auto Components	36,847	0.3%
Containers & Packaging	29,988	0.3%
Semiconductors	27,668	0.3%
Gas Utilities	27,123	0.3%
Agriculture	25,601	0.2%
Multiline Retail	24,800	0.2%
Distributors	23,906	0.2%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Industry	Investments at Value	Percentage of Net Assets
Construction & Engineering	19,971	0.2%
Industrial Conglomerates	18,804	0.2%
Computers	18,279	0.2%
Transportation	18,061	0.2%
Real Estate Investment Trusts	16,903	0.2%
Building Materials	16,650	0.1%
Consumer Finance	16,269	0.1%
U.S. Government Agency Securities	15,044	0.1%
Construction Materials	14,725	0.1%
Paper & Forest Products	14,705	0.1%
Commercial Services & Supplies	13,925	0.1%
Healthcare – Services	12,772	0.1%
Water	12,372	0.1%
Food	7,979	0.1%
Healthcare – Products	6,776	0.1%
Auto Manufacturers	6,137	0.1%
Healthcare Providers & Services	5,022	0.0	%(a)
Personal Products	2,539	0.0	%(a)
Short-Term Investments and Other Assets─Net	366,082	3.4%
	$10,868,607	100.0%

(a)	Represents less than 0.05% of net assets of the Fund.
*	Each position is an investment company registered under the Investment Company Act of 1940, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	11	Euro, 90 day	$2,715,350	$4,400
Total Long Positions			$2,715,350	$4,400

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	1	Euro-Bund	$(209,456)	$(5,492)
9/2021	1	Euro-Buxl Bond, 30 Year	(255,091)	(16,892)
9/2021	5	U.S. Treasury Ultra Bond	(997,656)	(72,029)
Total Short Positions			$(1,462,203)	$(94,413)
Total Futures				$(90,013)

At July 31, 2021, the Fund has $146,136 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At July 31, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
107,761	USD	144,000	AUD	GSI	9/22/2021	$2,062
37,232	USD	49,000	AUD	GSI	9/22/2021	1,265
911,965	BRL	170,000	USD	GSI	8/26/2021	4,560
280,317	BRL	53,000	USD	GSI	8/26/2021	656
53,000	USD	271,175	BRL	GSI	8/26/2021	1,094
53,910	USD	276,682	BRL	GSI	8/26/2021	950
116,669	USD	95,000	EUR	GSI	8/26/2021	3,925
58,100	USD	47,500	EUR	GSI	8/26/2021	1,728
56,875	USD	47,500	EUR	GSI	8/26/2021	503
Total unrealized appreciation						$16,743

192,000	AUD	144,070	USD	GSI	9/22/2021	(3,137)
30,000	USD	156,750	BRL	GSI	8/26/2021	(4)
190,000	EUR	232,443	USD	GSI	8/26/2021	(6,956)
134,880,000	KRW	120,000	USD	GSI	8/26/2021	(3,065)
36,000	USD	41,529,600	KRW	GSI	8/26/2021	(4)
Total unrealized depreciation						$(13,166)
Total net unrealized appreciation						$3,577

Total return basket swap contracts ("total return basket swaps")

At July 31, 2021, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps - Long (b)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBRO	0.54%	0.45%	1M USD LIBOR	T/1M	8/20/2021	$2,066

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

(a) The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBRO
Nordstrom Inc.	19	$2,340	93	4.5%
Kohl's Corp.	12	2,298	92	4.4%
Wells Fargo & Co.	11	1,837	73	3.5%
CBRE Group Inc.	5	1,814	72	3.5%
Simon Property Group Inc.	4	1,785	71	3.4%
Kimco Realty Corp.	22	1,769	71	3.4%
Textron Inc.	7	1,740	69	3.3%
General Electric Co.	33	1,624	65	3.1%
Regency Centers Corp.	6	1,593	64	3.1%
PVH Corp.	4	1,539	61	3.0%
Zions Bancorp NA	8	1,531	61	2.9%
UDR Inc.	7	1,523	61	2.9%
American Airlines Group Inc.	19	1,495	60	2.9%
Essex Property Trust Inc.	1	1,486	59	2.9%
Equity Residential	5	1,484	59	2.8%
Federal Realty Investment Trust	3	1,445	58	2.8%
Carnival Corp.	17	1,406	56	2.7%
SL Green Realty Corp.	5	1,398	56	2.7%
Ralph Lauren Corp.	4	1,388	55	2.7%
Prudential Financial Inc.	4	1,384	55	2.7%
Boston Properties Inc.	3	1,382	55	2.7%
Loews Corp.	7	1,372	55	2.6%
Marriott International Inc./MD	2	1,365	54	2.6%
Norwegian Cruise Line Holdings Ltd.	15	1,356	54	2.6%
Alaska Air Group Inc.	6	1,348	54	2.6%
Huntington Bancshares Inc./OH	25	1,331	53	2.6%
Host Hotels & Resorts Inc.	22	1,330	53	2.6%
US Bancorp	6	1,297	52	2.4%
Raytheon Technologies Corp.	4	1,287	51	2.4%
United Airlines Holdings Inc.	7	1,250	50	2.4%
Boeing Co./The	2	1,238	49	2.4%
Royal Caribbean Cruises Ltd.	4	1,195	48	2.3%
Vornado Realty Trust	7	1,169	48	2.2%
Southwest Airlines Co.	6	1,164	47	2.2%
Delta Air Lines Inc.	8	1,159	46	2.2%
		$52,122	$2,080
Accrued Net Interest Receivable/(Payable)			(14)
			$2,066
Total Return Basket Swaps Long, at value			$2,066

Over-the-counter total return basket swaps - Short (c)

Counterparty	Reference Entity	Effective Variable Rate(d)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBST	0.09%	—%	1M USD LIBOR	1M/T	8/20/2021	$(2,303)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBST
Cloudflare Inc.	(12)	$(3,119)	(131)	5.8%
Roku Inc.	(3)	(2,698)	(113)	5.0%
Target Corp.	(3)	(2,090)	(88)	3.9%
Twitter Inc.	(12)	(1,859)	(78)	3.5%
Peloton Interactive Inc.	(7)	(1,821)	(77)	3.4%
Advanced Micro Devices Inc.	(6)	(1,512)	(64)	2.8%
Shopify Inc.	—	(1,508)	(63)	2.8%
DocuSign Inc.	(2)	(1,491)	(63)	2.8%
Zoom Video Communications Inc.	(2)	(1,472)	(62)	2.7%
STERIS PLC	(3)	(1,358)	(57)	2.5%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
Domino's Pizza Inc.	(1)	$(1,325)	(56)	2.5%
Charter Communications Inc.	(1)	(1,306)	(55)	2.4%
CVS Health Corp.	(7)	(1,293)	(54)	2.4%
Costco Wholesale Corp.	(1)	(1,288)	(54)	2.4%
Constellation Brands Inc.	(2)	(1,232)	(52)	2.3%
Altice USA Inc.	(18)	(1,232)	(52)	2.3%
Dollar General Corp.	(2)	(1,203)	(51)	2.2%
Kroger Co./The	(12)	(1,150)	(48)	2.1%
BJ's Wholesale Club Holdings Inc.	(10)	(1,138)	(48)	2.1%
NetEase Inc.	(5)	(1,111)	(47)	2.1%
Amazon.com Inc.	—	(1,074)	(45)	2.0%
Take-Two Interactive Software Inc.	(3)	(1,070)	(45)	2.0%
Walmart Inc.	(3)	(1,067)	(45)	2.0%
Intel Corp.	(9)	(1,065)	(45)	2.0%
Electronic Arts Inc.	(3)	(1,039)	(44)	1.9%
Akamai Technologies Inc.	(4)	(1,027)	(43)	1.9%
Netflix Inc.	(1)	(1,026)	(43)	1.9%
Zynga Inc.	(45)	(1,021)	(43)	1.9%
Activision Blizzard Inc.	(5)	(1,006)	(42)	1.9%
Keurig Dr Pepper Inc.	(13)	(1,005)	(42)	1.9%
Verizon Communications Inc.	(8)	(963)	(40)	1.8%
RingCentral Inc.	(1)	(945)	(40)	1.8%
AT&T Inc.	(15)	(941)	(40)	1.8%
General Mills Inc.	(7)	(902)	(38)	1.7%
Conagra Brands Inc.	(12)	(890)	(37)	1.7%
Kellogg Co.	(6)	(890)	(37)	1.7%
Campbell Soup Co.	(9)	(868)	(36)	1.6%
Spotify Technology SA	(2)	(824)	(35)	1.5%
Just Eat Takeaway.com NV	(20)	(817)	(34)	1.5%
Clorox Co./The	(2)	(775)	(32)	1.4%
Citrix Systems Inc.	(3)	(697)	(29)	1.3%
Teladoc Health Inc.	(2)	(686)	(29)	1.3%
salesforce.com Inc.	(1)	(628)	(26)	1.2%
Interactive Brokers Group Inc.	(4)	(623)	(26)	1.2%
Fastly Inc.	(5)	(590)	(25)	1.1%
		$(53,645)	$(2,254)
Accrued Net Interest Receivable/(Payable)			(49)
			$(2,303)
Total Return Basket Swaps Short, at value			$(2,303)

(b)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(c)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.
(d)	Effective rate at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At July 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares China Large-Cap ETF	USD	34,418	1/27/2022	0.29%	0.20%	1M USD LIBOR	T/1M	$1,223	$(1)	$1,222
GSI	Vaneck Vectors Semiconductor ETF	USD	57,365	1/12/2022	0.10%	—%	1M USD LIBOR	T/1M	603	(3)	600
Total									$1,826	$(4)	$1,822

Over-the-counter total return swaps - Short (b)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares MSCI Emerging Markets ETF	USD	(33,850)	1/27/2022	(0.41)%	(0.50)%	1M USD LIBOR	1M/T	$(827)	$(1)	$(828)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
(c)	Effective rate at July 31, 2021.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)(c)	Total
Investments:
Common Stocks(a)	$6,535,454	$—	$—	$6,535,454
U.S. Treasury Obligations	—	966,284	—	966,284
U.S. Government Agency Securities	—	15,044	—	15,044
Corporate Bonds(a)	—	1,184,500	—	1,184,500
Exchange-Traded Funds	1,801,243	—	—	1,801,243
Short-Term Investments	—	290,088	—	290,088
Total Investments	$8,336,697	$2,455,916	$—	$10,792,613

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(c)	At the beginning of the year, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 investments in options purchased at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$4,400	$—	$—	$4,400
Liabilities	(94,413)	—	—	(94,413)
Forward FX Contracts(a)
Assets	—	16,743	—	16,743
Liabilities	—	(13,166)	—	(13,166)
Swaps
Assets	—	3,888	—	3,888
Liabilities	—	(3,079)	—	(3,079)
Total	$(90,013)	$4,386	$—	$(85,627)

(a)	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Other Financial Instruments
Options Written(c)	$(14)	$—	$10	$4	$—	$—	$—	$—	$—	$—
Total	$(14)	$—	$10	$4	$—	$—	$—	$—	$—	$—

(c)	At the beginning of the year, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund held no Level 3 derivative instruments at July 31, 2021.

Investments in Affiliates(a)

	Value at October 31, 2020	Purchase Cost	Sales Proceeds /Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares held at July 31, 2021	Value at July 31, 2021
Neuberger Berman Commodity Strategy Institutional Class	$420,889	$—	$466,458	$77,029	$(31,460)	$—	$—	$—
Neuberger Berman Emerging Markets Equity Fund Class R6	563,538	3,119	705,748	(93,454)	232,545	3,119	—	—
Neuberger Berman Genesis Fund Class R6	351,639	15,735	438,106	(48,995)	119,727	15,735	—	—
Neuberger Berman International Select Fund Class R6	840,317	14,709	998,385	(119,034)	262,393	14,709	—	—
Sub-total for affiliates no longer held as of 7/31/21	$2,176,383	$33,563	$2,608,697	$(184,454)	$583,205	$33,563	$—	$—

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^

(Unaudited) (cont’d)

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("NBIA") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by NBIA.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) July 31, 2021

Number of Shares		Value

Long Positions 97.8%
Common Stocks 85.4%
Aerospace & Defense 1.0%
216,906	L3Harris Technologies, Inc.	$49,181,266
Air Freight & Logistics 0.7%
130,600	FedEx Corp.	36,561,470
Automobiles 0.7%
1,733,333	Lucid Group, Inc.	37,162,659	*(a)(o)(p)
Banks 1.8%
520,774	Citigroup, Inc.	35,214,738
381,146	JPMorgan Chase & Co.	57,850,340
		93,065,078
Beverages 2.0%
2,811,385	Keurig Dr Pepper, Inc.	98,988,866
Capital Markets 5.6%
1,363,237	Apollo Global Management, Inc.	80,240,130
29,000	BlackRock, Inc.	25,147,930	(b)
322,919	Blackstone Group, Inc. Class A	37,222,873
987,837	Brookfield Asset Management, Inc. Class A	53,333,320
298,500	CME Group, Inc.	63,320,805	(b)
306,818	Tradeweb Markets, Inc. Class A	26,610,325
		285,875,383
Chemicals 2.6%
187,400	Air Products & Chemicals, Inc.	54,539,022
931,000	Ashland Global Holdings, Inc.	79,200,170
		133,739,192
Commercial Services & Supplies 2.9%
2,158,660	LegalZoom.com, Inc.	74,171,558	*(a)(p)
15,872	LegalZoom.com, Inc.	583,772	*
502,185	Waste Management, Inc.	74,453,948
		149,209,278
Containers & Packaging 0.4%
106,845	Avery Dennison Corp.	22,510,105
Distributors 0.2%
160,400	LKQ Corp.	8,140,300	*
Diversified Consumer Services 0.1%
365,595	OneSpaWorld Holdings Ltd.	3,612,079	*
Diversified Financial Services 0.7%
732,451	Equitable Holdings, Inc.	22,610,762
1,800,000	Sunlight Financial Holdings, Inc.	14,580,000	*(a)(o)(p)
		37,190,762
Diversified Telecommunication Services 0.3%
472,631	Frontier Communications Parent, Inc.	14,136,393	*
Electric Utilities 2.2%
1,410,371	NextEra Energy, Inc.	109,867,901
Electrical Equipment 0.7%
1,059,800	nVent Electric PLC	33,500,278
Electronic Equipment, Instruments & Components 2.5%
357,800	Amphenol Corp. Class A	25,936,922
241,389	CDW Corp.	44,258,673
394,129	TE Connectivity Ltd.	58,122,204
		128,317,799
Entertainment 1.9%
661,397	Activision Blizzard, Inc.	55,306,017	(b)
122,100	Spotify Technology SA	27,920,607	*
80,194	Walt Disney Co.	14,115,748	*
		97,342,372
Equity Real Estate Investment Trusts 0.7%
99,815	SBA Communications Corp.	34,035,917
Food & Staples Retailing 1.1%
40,100	Costco Wholesale Corp.	17,231,772
261,593	Walmart, Inc.	37,290,082
		54,521,854
Food Products 2.5%
777,540	Lamb Weston Holdings, Inc.	51,916,346
611,324	Mondelez International, Inc. Class A	38,672,356
668,204	Utz Brands, Inc.	15,128,139	(c)
1,000,000	Whole Earth Brands, Inc.	12,860,000	*
576,200	Whole Earth Brands, Inc.	7,409,932	*
		125,986,773
Health Care Equipment & Supplies 1.9%
110,475	Becton, Dickinson & Co.	28,253,981
512,282	Medtronic PLC	67,267,750
		95,521,731
Health Care Providers & Services 2.5%
130,100	Humana, Inc.	55,404,386
173,200	UnitedHealth Group, Inc.	71,396,504	(d)
		126,800,890
Hotels, Restaurants & Leisure 3.5%
312,247	Expedia Group, Inc.	50,231,175	*
179,277	Marriott International, Inc. Class A	26,170,856	*
418,224	McDonald's Corp.	101,507,147
		177,909,178
Household Products 0.5%
175,900	Procter & Gamble Co.	25,018,257
Industrial Conglomerates 0.6%
124,462	Honeywell International, Inc.	29,097,971
Interactive Media & Services 4.0%
45,870	Alphabet, Inc. Class A	123,598,091	*
218,331	Facebook, Inc. Class A	77,791,335	*(b)
		201,389,426
Internet & Direct Marketing Retail 3.4%
37,505	Amazon.com, Inc.	124,801,263	*(b)
535,105	Chewy, Inc. Class A	44,788,288	*(c)
		169,589,551

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of shares		Value

IT Services 4.6%
399,600	Fidelity National Information Services, Inc.	$59,560,380
1,759,300	Paya Holdings, Inc. Class A	20,214,357	*
720,900	Payoneer Global, Inc.	6,675,534	*(a)(o)(p)
700,441	Payoneer Global, Inc.	6,612,163	*(c)
670,997	Repay Holdings Corp.	16,714,535	*
198,700	Visa, Inc. Class A	48,957,693	(b)
380,094	WEX, Inc.	72,115,235	*
		230,849,897
Life Sciences Tools & Services 0.8%
74,800	Thermo Fisher Scientific, Inc.	40,392,748
Machinery 0.4%
72,000	Parker-Hannifin Corp.	22,466,160
Multi-Utilities 1.4%
1,214,813	CenterPoint Energy, Inc.	30,929,139	(b)
417,548	WEC Energy Group, Inc.	39,307,969
		70,237,108
Multiline Retail 0.6%
290,277	Dollar Tree, Inc.	28,966,742	*
Oil, Gas & Consumable Fuels 1.6%
306,313	Chevron Corp.	31,185,727
1,158,700	Enbridge, Inc.	45,594,845
329	Venture Global LNG, Inc. Ser. C	2,277,338	*(a)(e)(p)
		79,057,910
Pharmaceuticals 0.6%
180,300	Johnson & Johnson	31,047,660
Professional Services 4.6%
2,584,217	Dun & Bradstreet Holdings, Inc.	54,165,188	*
320,868	Equifax, Inc.	83,618,201
793,800	IHS Markit Ltd.	92,747,592	(b)
		230,530,981
Road & Rail 1.8%
436,005	Uber Technologies, Inc.	18,948,777	*
320,700	Union Pacific Corp.	70,156,332
		89,105,109
Semiconductors & Semiconductor Equipment 0.7%
78,400	Analog Devices, Inc.	13,125,728
29,397	ASML Holding NV	22,539,856
		35,665,584
Software 14.1%
170,109	Adobe, Inc.	105,744,858	*
1,250,600	Anaplan, Inc.	71,534,320	*
68,149	AvidXchange, Inc.	5,051,954	*(a)(e)(p)
85,152	DoubleVerify Holdings, Inc.	2,946,259	*
429,950	DoubleVerify Holdings, Inc.	14,080,862	*(a)(p)
1,308,129	Duck Creek Technologies, Inc.	57,466,107	*
393,303	Microsoft Corp.	112,055,958
466,458	Paycor HCM, Inc.	12,827,595	*
1,517,671	Paycor HCM, Inc.	38,214,956	*(a)(p)
66,817	Riskified Ltd. Class A	1,832,122	*
455,371	salesforce.com, Inc.	110,167,906	*
137,682	ServiceNow, Inc.	80,941,871	*
391,924	Splunk, Inc.	55,645,369	*
203,585	Workday, Inc. Class A	47,720,324	*(b)
		716,230,461
Specialty Retail 4.3%
188,590	Asbury Automotive Group, Inc.	38,747,701	*
83,074	Floor & Decor Holdings, Inc. Class A	10,135,859	*
241,847	Home Depot, Inc.	79,371,767	(b)
13,789	O'Reilly Automotive, Inc.	8,326,350	*(b)
799,170	TJX Cos., Inc.	54,990,888
82,673	Ulta Beauty, Inc.	27,761,593	*
		219,334,158
Technology Hardware, Storage & Peripherals 1.9%
675,432	Apple, Inc.	98,518,511
Textiles, Apparel & Luxury Goods 1.0%
236,985	NIKE, Inc. Class B	39,697,357
261,100	Tapestry, Inc.	11,044,530	*
		50,741,887

NUMBER OF UNITS

Holding Companies - Diversified 0.2%
1,082,400	Independence Holdings Corp. (Cost $10,824,000)	10,845,648	*
Total Common Stocks (Cost $3,046,573,180)		4,332,263,293
Preferred Stocks 2.5%
Hotels, Restaurants & Leisure 0.2%
626,667	Sweetgreen, Inc. Ser. D	8,585,338	*(a)(e)(p)
59,031	Sweetgreen, Inc. Ser. I	1,009,430	*(a)(e)(p)
51,075	Sweetgreen, Inc. Ser. J	873,383	*(a)(e)(p)
		10,468,151
IT Services 0.3%
959,038	Cybereason, Inc. Ser. F	4,750,000	*(a)(e)(p)
658,071	Druva, Inc. Ser. 4 Preferred Shares	6,167,968	*(a)(e)(p)
480,112	Druva, Inc. Ser. 5 Preferred Shares	4,499,994	*(a)(e)(p)
		15,417,962
Software 0.5%
272,596	AvidXchange, Inc. Ser. F	20,207,814	*(a)(e)(p)
78,686	Signifyd, Inc. Ser. A	2,427,463	*(a)(e)(p)
180,619	Signifyd, Inc. Ser. Seed	5,572,096	*(a)(e)(p)
		28,207,373
Specialty Retail 1.5%
2,076,345	Fanatics, Inc. Ser. E	72,402,150	*(a)(e)(p)
52,193	Fanatics, Inc. Ser. F	1,819,970	*(a)(e)(p)
		74,222,120
Total Preferred Stocks (Cost $81,162,834)		128,315,606

Principal Amount

Loan Assignments(f) 0.7%
Business Equipment & Services 0.2%
7,663,221	Cyxtera DC Holdings, Inc., Term Loan B, (6M USD LIBOR + 3.00%), 4.00%, due 5/1/2024	7,478,000
Leisure Goods - Activities - Movies 0.5%
25,000,000	OneSpaWorld, LLC, Second Lien Term Loan, (3M USD LIBOR + 7.50%), 7.63%, due 3/18/2027	25,500,000	(a)(e)(p)
Total Loan Assignments (Cost $31,592,820)		32,978,000

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Principal Amount		Value

Corporate Bonds 2.9%
Commercial Services 0.5%
$23,530,000	APX Group, Inc., 7.63%, due 9/1/2023	$24,068,836
Electric 0.1%
3,716,000	Wisconsin Energy Corp., (3M USD LIBOR + 2.11%), 2.27%, due 5/15/2067	3,488,358	(f)
Entertainment 0.0%(g)
910,000	Cinemark USA, Inc., 5.88%, due 3/15/2026	894,075	(h)
Gas 0.2%
12,105,000	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/2023	12,316,837	(h)
Internet 0.2%
	Uber Technologies, Inc.
1,850,000	7.50%, due 9/15/2027	2,021,495	(h)
5,555,000	6.25%, due 1/15/2028	5,993,845	(c)(h)
		8,015,340
Miscellaneous Manufacturer 0.8%
	Anagram International, Inc./Anagram Holdings LLC
23,064,878	10.00% Cash & 5.00% PIK, due 8/15/2025	26,063,312	(h)(i)
15,365,358	5.00% Cash & 5.00% PIK, due 8/15/2026	15,058,051	(h)(i)
		41,121,363
Pipelines 0.0%(g)
1,730,000	Enterprise Products Operating LLC, (3M USD LIBOR + 2.78%), 2.91%, due 6/1/2067	1,608,900	(f)
Retail 0.5%
27,199,035	Party City Holdings, Inc., (6M USD LIBOR + 5.00%, Floor 5.75%), 5.75%, due 7/15/2025	25,703,088	(f)(h)
Specialty Retail 0.6%
27,200,000	Petsmart, Inc./Petsmart Finance Corp., 7.75%, due 2/15/2029	29,818,544	(h)
Total Corporate Bonds (Cost $105,692,817)		147,035,341
Convertible Bonds 0.2%
Health Care Providers & Services 0.1%
$5,915,000	Oak Street Health, Inc., 0.00%, due 3/15/2026	6,264,805	(h)
Internet 0.1%
1,835,000	Uber Technologies, Inc., 0.00%, due 12/15/2025	1,790,042	(h)
Total Convertible Bonds (Cost $7,750,000)		8,054,847

Number of Units

Master Limited Partnerships and Limited Partnerships 2.0%
Multi-Utilities 0.8%
755,300	Brookfield Infrastructure Partners L.P.	40,846,624
Oil, Gas & Consumable Fuels 1.2%
2,602,100	Enterprise Products Partners L.P.	58,729,397
Professional Services 0.0%(g)
2,584,217	CC DNB Holdings, L.P.	—	*(a)(o)
Total Master Limited Partnerships and Limited Partnerships (Cost $79,567,482)		99,576,021

Number of Shares

Warrants 0.1%
Diversified Consumer Services 0.1%
52,600	OneSpaWorld Holdings Ltd. Expires 3/19/2024	132,026	*
653,334	OneSpaWorld Holdings Ltd. Expires 6/12/2025	3,338,537	*(a)(o)
		3,470,563
Food Products 0.0%(g)
701,800	Whole Earth Brands, Inc. Expires 6/25/2025	1,228,150	*
301,400	Whole Earth Brands, Inc. Expires 6/25/2025	527,450	*
		1,755,600
Hotels, Restaurants & Leisure 0.0%(g)
1	Sweetgreen, Inc. Ser. J Expires 1/21/2026	—*(a)(e)(p)
Total Warrants (Cost $433,413)		5,226,163
Purchased Options(j) 0.0%(g) (Cost $6,687,714)		1,251,938
Short-Term Investments 3.8%
Investment Companies 3.8%
155,809,575	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	155,809,575	(d)
38,303,955	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(k)	38,303,955	(l)
Total Short-Term Investments (Cost $194,113,530)		194,113,530
Total Long Positions (97.8%) (Cost $3,553,573,790)		4,948,814,739
Short Positions ((9.8)%)(m)
Common Stocks Sold Short (7.5)%
Aerospace & Defense (0.1)%
(16,200)	Northrop Grumman Corp.	(5,880,924)
Automobiles (0.3)%
(97,100)	NIO, Inc. ADR	(4,338,427	)*
(11,650)	Tesla, Inc.	(8,005,880	)*
(100,000)	XPeng, Inc. ADR	(4,053,000	)*
		(16,397,307)
Capital Markets (0.3)%
(498,300)	Franklin Resources, Inc.	(14,724,765)
Electric Utilities (0.2)%
(143,900)	Southern Co.	(9,190,893)
Equity Real Estate Investment Trusts (0.3)%
(349,900)	Iron Mountain, Inc.	(15,311,624)
Food & Staples Retailing (0.8)%
(665,600)	Kroger Co.	(27,089,920)
(533,718)	Sprouts Farmers Market, Inc.	(13,118,788	)*
		(40,208,708)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Number of Shares		Value

Food Products (0.3)%
(294,167)	Campbell Soup Co.	$(12,860,981)
Holding Companies - Diversified (0.1)%
(409,511)	Mudrick Capital Acquisition Corp. II, Class A	(4,406,338)*
Hotels, Restaurants & Leisure (0.6)%
(47,671)	Domino's Pizza, Inc.	(25,050,634)
(55,800)	Shake Shack, Inc. Class A	(5,610,132)*
		(30,660,766)
Household Products (0.2)%
(113,100)	Church & Dwight Co., Inc.	(9,792,198)
Industrial Conglomerates (0.4)%
(114,099)	3M Co.	(22,584,756)
Insurance (0.2)%
(101,278)	Lemonade, Inc.	(8,817,263)*
Internet & Direct Marketing Retail (0.1)%
(34,071)	DoorDash, Inc. Class A	(5,938,235)*
IT Services (0.7)%
(92,000)	Automatic Data Processing, Inc.	(19,285,960)
(668,000)	Western Union Co.	(15,504,280)
		(34,790,240)
Leisure Products (0.2)%
(78,798)	Polaris, Inc.	(10,328,054)
Multi-Utilities (0.5)%
(335,260)	Consolidated Edison, Inc.	(24,732,130)
Software (1.9)%
(271,289)	fuboTV, Inc.	(7,064,366)*
(122,000)	Guidewire Software, Inc.	(14,054,400)*
(88,000)	Oracle Corp.	(7,668,320)
(32,086)	Paycom Software, Inc.	(12,834,400)*
(136,200)	Sailpoint Technologies Holdings, Inc.	(6,808,638)*
(180,000)	SAP SE ADR	(25,869,600)
(61,099)	Zoom Video Communications, Inc. Class A	(23,101,532)*
		(97,401,256)
Specialty Retail (0.3)%
(31,405)	Carvana Co.	(10,601,072)*
(23,211)	GameStop Corp. Class A	(3,739,756)*
		(14,340,828)
Total Common Stocks Sold Short (Proceeds $(341,847,842))		(378,367,266)

Principal Amount

Corporate Bonds Sold Short (1.0)%
Computers (0.1)%
$(5,000,000)	Banff Merger Sub, Inc., 9.75%, due 9/1/2026	(5,269,300	)(h)
Lodging (0.2)%
(7,000,000)	Boyd Gaming Corp., 4.75%, due 12/1/2027	(7,271,250)
Media (0.5)%
(5,000,000)	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	(5,150,000	)(h)
(5,000,000)	Entercom Media Corp., 6.50%, due 5/1/2027	(5,187,700	)(h)
(10,000,000)	iHeartCommunications, Inc., 8.38%, due 5/1/2027	(10,662,500)
$(6,000,000)	Univision Communications, Inc., 5.13%, due 2/15/2025	(6,116,340)	(h)
		(27,116,540)
Retail (0.2)%
(10,000,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/2025	(10,327,700)
Total Corporate Bonds Sold Short (Proceeds $(46,929,131))		(49,984,790)

Number of Shares

Exchange-Traded Funds Sold Short (1.3)%
(178,300)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(24,250,583)
(436,147)	SPDR S&P Retail ETF	(41,551,725)
Total Exchange-Traded Funds Sold Short (Proceeds $(60,062,694))		(65,802,308)
Total Short Positions (Proceeds $(448,839,667))		(494,154,364)
Total Investments 88.0% (Cost $3,104,734,123)		4,454,660,375
Other Assets Less Liabilities 12.0%		607,675,460 (n)
Net Assets 100.0%		$5,062,335,835

*	Non-income producing security.
(a)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2021 amounted to $349,369,004, which represents 6.9% of net assets of the Fund.
(b)	All or a portion of the security is pledged as collateral for options written.
(c)	The security or a portion of this security is on loan at July 31, 2021. Total value of all such securities at July 31, 2021 amounted to approximately $36,573,661 for the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of $227,206,079.
(e)	Value determined using significant unobservable inputs.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $125,924,094 of long positions and $(21,723,340) of short positions, which represents 2.5% and (0.4)%, respectively, of net assets of the Fund.
(i)	Payment-in-kind (PIK) security.
(j)	See “Purchased option contracts” under Derivative Instruments.
(k)	Represents 7-day effective yield as of July 31, 2021.
(l)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(m)	At July 31, 2021, the Fund had $454,761,139 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.
(o)	Security acquired via a PIPE transaction.
(p)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At July 31, 2021, this security amounted to $346,030,467, which represents 6.8% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 7/31/2021	Fair Value Percentage of Net Assets as of 7/31/2021
AvidXchange, Inc.	4/7/2020	$3,340,119	0.1%	$5,051,954	0.1%
AvidXchange, Inc. (Ser. F Preferred Shares)	4/7/2020	13,360,475	0.5%	20,207,814	0.4%
Cybereason, Inc. (Ser. F Preferred Shares)	7/13/2021	4,750,000	0.1%	4,750,000	0.1%
DoubleVerify Holdings, Inc.	11/18/2020	7,399,998	0.2%	14,080,862	0.3%
Druva, Inc. (Ser. 4 Preferred Shares)	6/14/2019	3,429,998	0.1%	6,167,968	0.1%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	4,500,000	0.1%	4,499,994	0.1%
Fanatics, Inc. (Ser. E Preferred Shares)	8/13/2020	35,900,005	1.0%	72,402,150	1.4%
Fanatics, Inc. (Ser. F Preferred Shares)	4/29/2021	1,819,970	0.0%	1,819,970	0.0%
LegalZoom.com, Inc.	8/22/2018	21,259,563	0.6%	74,171,558	1.5%
Lucid Group, Inc.	7/26/2021	25,999,995	0.5%	37,162,659	0.7%
OneSpaWorld, LLC, Second Lien Term Loan	3/19/2019	24,657,394	1.0%	25,500,000	0.5%
Paycor HCM, Inc.	7/27/2021	35,000,000	0.7%	38,214,956	0.8%
Payoneer Global, Inc.	6/29/2021	7,209,000	0.1%	6,675,534	0.1%
Signifyd, Inc. (Ser. A Preferred Shares)	5/24/2021	2,427,463	0.1%	2,427,463	0.1%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/24/2021	5,572,106	0.1%	5,572,096	0.1%
Sunlight Financial Holdings, Inc.	7/12/2021	18,000,000	0.4%	14,580,000	0.3%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520,004	0.3%	8,585,338	0.2%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009,430	0.0%	1,009,430	0.0%
Sweetgreen, Inc. (Ser. J Preferred Shares)	1/21/2021	873,383	0.0%	873,383	0.0%
Sweetgreen, Inc. (Ser. J Warrants)	1/21/2021	—	0.0%	—	0.0%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	22,77,338	0.0%
Total		$226,331,903	6.0%	$346,030,467	6.8%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2021, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	418	NASDAQ 100 E-Mini Index	$(125,030,070)	$(9,619,240)
9/2021	741	Russell 2000 E-Mini Index	(82,310,280)	2,665,951
9/2021	3,107	S&P 500 E-Mini Index	(681,908,825)	(25,587,302)
9/2021	158	U.S. Treasury Long Bond	(26,025,563)	(1,220,797)
Total Futures			$(915,274,738)	$(33,761,388)

At July 31, 2021, the Fund had $84,077,091 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts ("total return basket swaps")

At July 31, 2021, the Fund had outstanding total return basket swaps(a)  as follows:

Over-the-counter total return basket swaps - Short (b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSCBNBVL	0.02%	(0.09)%	3M USD LIBOR	3M/T	8/12/2022	$(9,037,980)
JPM	JPNBGCND	(1.17)%	(0.65)%	3M USD LIBOR	3M/T	10/29/2021	(23,719,182)
JPM	JPNBLQGS	0.15%	0.03%	1M USD LIBOR	1M/T	1/19/2023	(12,047,578)
JPM	JPNBRMV3	0.11%	(0.01)%	3M USD LIBOR	3M/T	5/6/2022	(35,246,916)
Total							$(80,051,656)

(a) The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL
Freeport-McMoRan Inc.	(17,475)	$(2,081,836)	$(263,327)	2.9%
Bath & Body Works Inc.	(7,467)	(1,869,382)	(236,454)	2.6%
Albemarle Corp.	(2,426)	(1,563,003)	(197,701)	2.2%
United Rentals Inc.	(1,474)	(1,519,037)	(192,140)	2.1%
SVB Financial Group	(854)	(1,469,277)	(185,846)	2.1%
Skyworks Solutions Inc.	(2,198)	(1,268,100)	(160,400)	1.8%
Lennar Corp.	(3,406)	(1,119,874)	(141,651)	1.6%
First Republic Bank/CA	(1,805)	(1,100,484)	(139,198)	1.5%
Nucor Corp.	(3,337)	(1,085,264)	(137,273)	1.5%
DaVita Inc.	(2,854)	(1,073,148)	(135,740)	1.5%
Aptiv PLC	(2,039)	(1,063,955)	(134,578)	1.5%
LKQ Corp.	(6,697)	(1,062,643)	(134,412)	1.5%
Affiliated Managers Group Inc.	(2,129)	(1,054,539)	(133,387)	1.5%
Seagate Technology Holdings PLC	(3,796)	(1,043,355)	(131,972)	1.5%
Ameriprise Financial Inc.	(1,292)	(1,040,800)	(131,649)	1.5%
Parker-Hannifin Corp.	(1,036)	(1,010,988)	(127,878)	1.4%
Fortune Brands Home & Security Inc.	(3,285)	(1,001,312)	(126,654)	1.4%
Capri Holdings Ltd.	(5,497)	(967,810)	(122,416)	1.4%
Laboratory Corp of America Holdings	(1,033)	(956,476)	(120,983)	1.3%
Kroger Co./The	(7,306)	(929,816)	(117,611)	1.3%
eBay Inc.	(4,226)	(901,282)	(114,001)	1.3%
Eastman Chemical Co.	(2,529)	(891,198)	(112,726)	1.2%
Mohawk Industries Inc.	(1,459)	(889,313)	(112,487)	1.2%
Interpublic Group of Cos Inc./The	(8,037)	(888,584)	(112,395)	1.2%
WW Grainger Inc.	(635)	(882,192)	(111,587)	1.2%
State Street Corp.	(3,218)	(876,729)	(110,896)	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSCBNBVL (cont’d)
Gap Inc./The	(9,566)	(872,463)	(110,356)	1.2%
Whirlpool Corp.	(1,248)	(864,333)	(109,328)	1.2%
Newell Brands Inc.	(10,755)	(832,348)	(105,282)	1.2%
Tapestry Inc.	(6,221)	(822,758)	(104,069)	1.2%
AES Corp./The	(10,942)	(810,875)	(102,566)	1.1%
Cimarex Energy Co.	(3,960)	(807,266)	(102,109)	1.1%
Invesco Ltd.	(10,408)	(793,448)	(100,362)	1.1%
Textron Inc.	(3,642)	(785,969)	(99,416)	1.1%
McKesson Corp.	(1,215)	(774,172)	(97,924)	1.1%
International Paper Co.	(4,275)	(772,157)	(97,669)	1.1%
Westrock Co.	(4,965)	(763,898)	(96,624)	1.1%
Iron Mountain Inc.	(5,571)	(762,286)	(96,420)	1.1%
Quest Diagnostics Inc.	(1,691)	(749,608)	(94,816)	1.0%
Packaging Corp of America	(1,684)	(745,097)	(94,246)	1.0%
Foot Locker Inc.	(4,163)	(742,749)	(93,949)	1.0%
Biogen Inc.	(722)	(737,824)	(93,326)	1.0%
Mosaic Co./The	(7,539)	(736,223)	(93,123)	1.0%
Fifth Third Bancorp	(6,371)	(722,926)	(91,441)	1.0%
Cardinal Health Inc.	(3,842)	(713,420)	(90,239)	1.0%
Synchrony Financial	(4,832)	(710,464)	(89,865)	1.0%
Dow Inc.	(3,652)	(709,881)	(89,791)	1.0%
LyondellBasell Industries NV	(2,259)	(701,667)	(88,752)	1.0%
Regions Financial Corp.	(11,613)	(699,009)	(88,416)	1.0%
Citizens Financial Group Inc.	(5,115)	(674,284)	(85,289)	0.9%
Other Securities	(259,899)	(23,555,545)	(2,979,494)	33.1%
		$(71,471,067)	$(9,040,234)
Accrued Net Interest Receivable/(Payable)			2,254
			$(9,037,980)
JPNBGCND
Amazon.com Inc.	(4,225)	$(14,010,566)	(5,270,587)	22.2%
Home Depot Inc./The	(9,245)	(3,023,864)	(1,137,537)	4.8%
LVMH Moet Hennessy Louis Vuitton SE	(3,031)	(2,414,412)	(908,269)	3.8%
Toyota Motor Corp.	(26,608)	(2,368,315)	(890,928)	3.8%
NIKE Inc.	(13,862)	(2,314,347)	(870,626)	3.7%
McDonald's Corp.	(8,066)	(1,951,223)	(734,024)	3.1%
Lowe's Cos Inc.	(8,821)	(1,694,041)	(637,275)	2.7%
Starbucks Corp.	(13,970)	(1,690,674)	(636,009)	2.7%
Target Corp.	(5,773)	(1,502,104)	(565,071)	2.4%
Sony Group Corp.	(14,303)	(1,476,983)	(555,621)	2.3%
Booking Holdings Inc.	(518)	(1,125,061)	(423,233)	1.8%
Daimler AG	(12,289)	(1,093,476)	(411,351)	1.7%
TJX Cos Inc./The	(14,497)	(994,236)	(374,018)	1.6%
General Motors Co.	(15,886)	(899,958)	(338,552)	1.4%
Cie Financiere Richemont SA	(6,714)	(856,515)	(322,209)	1.4%
Kering SA	(947)	(846,493)	(318,439)	1.3%
eBay Inc.	(11,885)	(807,958)	(303,943)	1.3%
Chipotle Mexican Grill Inc.	(412)	(765,072)	(287,810)	1.2%
adidas AG	(2,076)	(751,260)	(282,614)	1.2%
Aptiv PLC	(4,474)	(743,954)	(279,866)	1.2%
Hermes International	(484)	(736,716)	(277,143)	1.2%
Dollar General Corp.	(2,934)	(680,186)	(255,877)	1.1%
Ford Motor Co.	(48,327)	(671,912)	(252,764)	1.1%
Honda Motor Co Ltd.	(19,978)	(633,489)	(238,310)	1.0%
Volkswagen AG	(2,559)	(621,589)	(233,833)	1.0%
O'Reilly Automotive Inc.	(1,025)	(616,639)	(231,971)	1.0%
Ross Stores Inc.	(4,940)	(604,110)	(227,258)	1.0%
AutoZone Inc.	(357)	(578,036)	(217,449)	0.9%
Yum! Brands Inc.	(4,250)	(556,514)	(209,353)	0.9%
Compass Group PLC	(26,209)	(552,228)	(207,741)	0.9%
DR Horton Inc.	(5,712)	(543,270)	(204,371)	0.9%
Hilton Worldwide Holdings Inc.	(3,890)	(509,648)	(191,723)	0.8%
Michelin	(3,126)	(508,822)	(191,412)	0.8%
Lennar Corp.	(4,790)	(501,992)	(188,843)	0.8%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBGCND (cont’d)
Bayerische Motoren Werke AG	(5,026)	(498,301)	(187,454)	0.8%
Marriott International Inc./MD	(3,352)	(487,711)	(183,470)	0.8%
Industria de Diseno Textil SA	(14,211)	(480,220)	(180,653)	0.8%
Fast Retailing Co Ltd.	(707)	(474,475)	(178,491)	0.8%
Denso Corp.	(6,797)	(461,691)	(173,682)	0.7%
Magna International Inc.	(5,461)	(456,405)	(171,693)	0.7%
Oriental Land Co Ltd./Japan	(3,195)	(433,625)	(163,124)	0.7%
Panasonic Corp.	(34,281)	(406,269)	(152,833)	0.6%
Toyota Industries Corp.	(4,683)	(388,573)	(146,176)	0.6%
Best Buy Co Inc.	(3,435)	(384,621)	(144,690)	0.6%
CarMax Inc.	(2,833)	(378,150)	(142,255)	0.6%
Bath & Body Works Inc.	(4,495)	(358,752)	(134,958)	0.6%
VF Corp.	(4,297)	(343,471)	(129,209)	0.5%
Bridgestone Corp.	(7,777)	(338,892)	(127,487)	0.5%
Persimmon PLC	(8,191)	(329,521)	(123,961)	0.5%
Bandai Namco Holdings Inc.	(4,925)	(315,693)	(118,760)	0.5%
Other Securities	(286,550)	(6,846,790)	(2,575,673)	10.7%
		$(63,028,823)	$(23,710,599)
Accrued Net Interest Receivable/(Payable)			(8,583)
			$(23,719,182)
JPNBLQGS
NVIDIA Corp.	(25,024)	$(5,596,670)	$(317,744)	2.6%
Freeport-McMoRan Inc.	(121,191)	(5,296,105)	(300,680)	2.5%
Align Technology Inc.	(5,464)	(4,360,422)	(247,557)	2.1%
IDEXX Laboratories Inc.	(5,371)	(4,180,475)	(237,341)	2.0%
Fortinet Inc.	(13,077)	(4,083,300)	(231,824)	1.9%
Quanta Services Inc.	(38,048)	(3,966,951)	(225,219)	1.9%
Applied Materials Inc.	(24,637)	(3,954,211)	(224,495)	1.9%
MSCI Inc.	(5,616)	(3,838,996)	(217,954)	1.8%
Chipotle Mexican Grill Inc.	(1,790)	(3,824,821)	(217,149)	1.8%
Advanced Micro Devices Inc.	(31,290)	(3,811,102)	(216,370)	1.8%
Lam Research Corp.	(5,090)	(3,721,373)	(211,276)	1.8%
Twitter Inc.	(45,548)	(3,644,012)	(206,884)	1.7%
Nucor Corp.	(29,190)	(3,482,709)	(197,726)	1.6%
Old Dominion Freight Line Inc.	(11,177)	(3,450,601)	(195,903)	1.6%
KLA Corp.	(8,608)	(3,437,566)	(195,163)	1.6%
Synopsys Inc.	(10,403)	(3,436,523)	(195,104)	1.6%
ABIOMED Inc.	(8,583)	(3,220,588)	(182,845)	1.5%
FedEx Corp.	(9,761)	(3,134,336)	(177,948)	1.5%
Centene Corp.	(39,445)	(3,104,181)	(176,236)	1.5%
Arista Networks Inc.	(7,103)	(3,099,018)	(175,943)	1.5%
DR Horton Inc.	(28,120)	(3,077,986)	(174,749)	1.4%
Autodesk Inc.	(8,090)	(2,979,784)	(169,173)	1.4%
Lennar Corp.	(24,645)	(2,972,320)	(168,750)	1.4%
First Republic Bank/CA	(13,079)	(2,925,576)	(166,096)	1.4%
Keysight Technologies Inc.	(15,065)	(2,843,400)	(161,430)	1.3%
CBRE Group Inc.	(25,613)	(2,833,860)	(160,889)	1.3%
Broadcom Inc.	(5,072)	(2,823,744)	(160,314)	1.3%
Expeditors International of Washington I	(19,146)	(2,816,358)	(159,895)	1.3%
Robert Half International Inc.	(24,532)	(2,763,462)	(156,892)	1.3%
T Rowe Price Group Inc.	(11,796)	(2,762,267)	(156,824)	1.3%
IQVIA Holdings Inc.	(9,674)	(2,748,627)	(156,050)	1.3%
Estee Lauder Cos Inc./The	(7,146)	(2,736,044)	(155,335)	1.3%
Netflix Inc.	(4,599)	(2,730,180)	(155,002)	1.3%
Illumina Inc.	(4,778)	(2,716,647)	(154,234)	1.3%
Copart Inc.	(16,020)	(2,701,102)	(153,352)	1.3%
IPG Photonics Corp.	(10,739)	(2,687,088)	(152,556)	1.3%
Regeneron Pharmaceuticals Inc.	(4,039)	(2,661,980)	(151,130)	1.3%
Dollar General Corp.	(9,840)	(2,625,552)	(149,062)	1.2%
Fastenal Co.	(41,739)	(2,622,117)	(148,867)	1.2%
Tapestry Inc.	(53,979)	(2,618,962)	(148,688)	1.2%
Texas Instruments Inc.	(11,964)	(2,615,927)	(148,516)	1.2%
LKQ Corp.	(44,821)	(2,609,027)	(148,124)	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS(cont’d)
JB Hunt Transport Services Inc.	(13,003)	(2,512,430)	(142,640)	1.2%
Analog Devices Inc.	(13,072)	(2,510,273)	(142,518)	1.2%
O'Reilly Automotive Inc.	(3,531)	(2,445,395)	(138,834)	1.2%
Take-Two Interactive Software Inc.	(12,201)	(2,426,874)	(137,783)	1.1%
NVR Inc.	(402)	(2,410,194)	(136,836)	1.1%
Micron Technology Inc.	(26,999)	(2,402,477)	(136,398)	1.1%
Broadridge Financial Solutions Inc.	(12,039)	(2,395,756)	(136,016)	1.1%
AmerisourceBergen Corp.	(17,027)	(2,385,988)	(135,461)	1.1%
PulteGroup Inc.	(37,381)	(2,352,613)	(133,567)	1.1%
Microchip Technology Inc.	(14,311)	(2,349,235)	(133,375)	1.1%
Starbucks Corp.	(16,821)	(2,342,845)	(133,012)	1.1%
Electronic Arts Inc.	(13,997)	(2,311,200)	(131,216)	1.1%
Darden Restaurants Inc.	(13,780)	(2,305,757)	(130,906)	1.1%
MarketAxess Holdings Inc.	(4,209)	(2,293,877)	(130,232)	1.1%
Ulta Beauty Inc.	(5,622)	(2,165,388)	(122,937)	1.0%
Mastercard Inc.	(4,862)	(2,152,275)	(122,193)	1.0%
International Flavors & Fragrances Inc.	(11,698)	(2,021,152)	(114,748)	1.0%
Other Securities	(342,733)	(34,997,023)	(1,986,912)	16.6%
		$(212,296,722)	$(12,052,873)
Accrued Net Interest Receivable/(Payable)			5,295
			$(12,047,578)
JPNBRMV3
Freeport-McMoRan Inc.	(19,792)	$(1,829,493)	$(498,384)	1.4%
Analog Devices Inc.	(4,194)	(1,703,565)	(464,079)	1.3%
Agilent Technologies Inc.	(4,403)	(1,636,965)	(445,936)	1.3%
Newmont Corp.	(10,646)	(1,622,592)	(442,021)	1.3%
Fidelity National Information Services I	(4,034)	(1,458,600)	(397,347)	1.1%
IQVIA Holdings Inc.	(2,389)	(1,435,482)	(391,049)	1.1%
Roper Technologies Inc.	(1,116)	(1,330,642)	(362,489)	1.0%
Synopsys Inc.	(1,819)	(1,270,918)	(346,219)	1.0%
Zimmer Biomet Holdings Inc.	(2,766)	(1,096,525)	(298,712)	0.8%
Parker-Hannifin Corp.	(1,442)	(1,091,378)	(297,310)	0.8%
Archer-Daniels-Midland Co.	(7,515)	(1,088,840)	(296,618)	0.8%
Corning Inc.	(10,626)	(1,079,169)	(293,983)	0.8%
First Republic Bank/CA	(2,213)	(1,047,045)	(285,232)	0.8%
Motorola Solutions Inc.	(1,927)	(1,046,603)	(285,112)	0.8%
Kroger Co./The	(10,565)	(1,043,278)	(284,206)	0.8%
Nucor Corp.	(4,117)	(1,038,980)	(283,035)	0.8%
Keysight Technologies Inc.	(2,545)	(1,015,969)	(276,767)	0.8%
Stanley Black & Decker Inc.	(2,057)	(983,242)	(267,851)	0.8%
Ameriprise Financial Inc.	(1,555)	(971,908)	(264,764)	0.8%
Williams Cos Inc./The	(15,836)	(962,413)	(262,177)	0.7%
Liberty Broadband Corp.	(2,168)	(933,686)	(254,352)	0.7%
Laboratory Corp of America Holdings	(1,288)	(925,576)	(252,142)	0.7%
Fifth Third Bancorp	(10,491)	(923,685)	(251,627)	0.7%
PACCAR Inc.	(4,550)	(916,086)	(249,557)	0.7%
Willis Towers Watson PLC	(1,773)	(886,374)	(241,463)	0.7%
Kansas City Southern	(1,364)	(886,034)	(241,370)	0.7%
Ball Corp.	(4,453)	(873,707)	(238,012)	0.7%
AMETEK Inc.	(2,493)	(840,940)	(229,086)	0.6%
Arthur J Gallagher & Co.	(2,447)	(826,937)	(225,271)	0.6%
Marvell Technology Inc.	(5,512)	(809,247)	(220,452)	0.6%
Dover Corp.	(1,945)	(788,438)	(214,783)	0.6%
Republic Services Inc.	(2,734)	(785,168)	(213,893)	0.6%
Qorvo Inc.	(1,652)	(759,949)	(207,023)	0.6%
West Pharmaceutical Services Inc.	(759)	(757,909)	(206,467)	0.6%
Trane Technologies PLC	(1,517)	(749,207)	(204,096)	0.6%
Hartford Financial Services Group Inc./Th	(4,795)	(740,079)	(201,610)	0.6%
Discover Financial Services	(2,436)	(734,601)	(200,117)	0.6%
Cummins Inc.	(1,284)	(722,965)	(196,948)	0.6%
Synchrony Financial	(6,313)	(720,206)	(196,196)	0.6%
Albemarle Corp.	(1,434)	(716,685)	(195,237)	0.6%
Nasdaq Inc.	(1,571)	(711,853)	(193,921)	0.6%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBRMV3 (cont’d)
Trimble Inc.	(3,349)	(694,684)	(189,243)	0.5%
International Paper Co.	(4,894)	(685,758)	(186,812)	0.5%
Ally Financial Inc.	(5,469)	(681,463)	(185,642)	0.5%
Tyson Foods Inc.	(3,891)	(674,658)	(183,788)	0.5%
Yum China Holdings Inc.	(4,470)	(674,372)	(183,710)	0.5%
PerkinElmer Inc.	(1,518)	(671,184)	(182,842)	0.5%
Hologic Inc.	(3,635)	(661,870)	(180,304)	0.5%
KeyCorp	(13,799)	(658,164)	(179,295)	0.5%
Regions Financial Corp.	(14,045)	(655,942)	(178,689)	0.5%
Other Securities	(697,017)	(81,560,175)	(22,218,349)	63.2%
		$(129,381,209)	$(35,245,588)
Accrued Net Interest Receivable/(Payable)			(1,328)
			$(35,246,916)
Total Return Basket Swaps, at value			$(80,051,656)

(b)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At July 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Short (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MSCI Daily Total Return World Gross Industrial Index	USD	(11,062,927)	5/16/2022	0.20%	(0.04)%	3M USD LIBOR	3M/T	$(1,884,968)	$2,186	$(1,882,782)
JPM	S&P 500 Equal Weighted USD Total Return Index	USD	(229,981,968)	5/4/2022	0.39%	0.15%	1M USD LIBOR	1M/T	(61,620,686)	17,056	(61,603,630)
Total									$(63,505,654)	$19,242	$(63,486,412)

(a)	The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity.
(b)	Effective rate at July 31, 2021.

At July 31, 2021, the Fund had cash collateral of $9,490,000 and $182,600,000 deposited in segregated accounts for Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Purchased option contracts ("options purchased")

At July 31, 2021, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
Apollo Global Management, Inc.	2,085	$12,272,310	$65	1/21/2022	$443,062

Exchange-Traded Fund
SPDR S&P Insurance ETF	3,950	15,045,550	41	9/17/2021	69,125

IT Services
WEX, Inc.	515	9,771,095	220	11/19/2021	158,363

Multiline Retail
Dollar Tree, Inc.	1,750	17,463,250	115	8/20/2021	14,875

Software
Sumo Logic, Inc.	4,400	9,086,000	25	8/20/2021	77,000

Specialty Retail
Ulta Beauty, Inc.	310	10,409,800	375	9/17/2021	151,900

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	4,150	17,554,500	52.5	8/20/2021	—	(a)(b)
Total calls					$914,325

Puts
Software
Triterras, Inc.	9,003	882,294	5	8/20/2021	337,613
Total puts					337,613

Total options purchased (cost $6,687,714)					$1,251,938

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

Written option contracts ("options written")

At July 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Consumer Finance
SoFi Technologies, Inc.	4,000	$(6,176,000)	$22.5	1/21/2022	$(678,000)

Diversified Financial Services
Fintech Acquisition Corp. V	4,000	(4,020,000)	12.5	8/20/2021	(20,000)
Fintech Acquisition Corp. V	2,420	(2,432,100)	15	11/19/2021	(54,450)
					(74,450)

Internet & Direct Marketing Retail
Chewy, Inc.	2,000	(16,740,000)	105	8/20/2021	(33,000)

IT Services
Paya
Holdings, Inc.	9,000	(10,341,000)	15	8/20/2021	(45,000)

Software
Triterras, Inc.	3,014	(295,372)	7.5	1/20/2023	(452,100)

Textiles, Apparel & Luxury Goods
NIKE, Inc.	300	(5,025,300)	165	8/20/2021	(129,000)
Total calls					$(1,411,550)

Puts
Capital Markets
Apollo Global Management, Inc.	2,085	$(12,272,310)	$50	1/21/2022	$(385,725)

Exchange-Traded Fund
SPDR S&P Insurance ETF	3,950	(15,045,550)	33	9/17/2021	(108,625)

Food Products
Lamb Weston Holdings, Inc.	1,500	(10,015,500)	65	8/20/2021	(161,250)

Internet & Direct Marketing Retail
Chewy, Inc.	1,532	(12,822,840)	65	10/15/2021	(232,864)
Chewy, Inc.	1,700	(14,229,000)	75	8/20/2021	(140,250)
					(373,114)
IT Services
Paya Holdings, Inc.	9,000	(10,341,000)	10	8/20/2021	(90,000)
WEX, Inc.	515	(9,771,095)	180	11/19/2021	(471,225)
					(561,225)
Multiline Retail
Dollar Tree, Inc.	1,750	(17,463,250)	100	8/20/2021	(356,125)

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	830	(13,895,860)	150	9/17/2021	(136,950)

Software
Sumo Logic, Inc.	4,400	(9,086,000)	17.5	8/20/2021	(88,000)

Specialty Retail
Floor & Decor Holdings, Inc.	1,200	(14,641,200)	100	10/15/2021	(210,000)
O'Reilly Automotive, Inc.	250	(15,096,000)	420	8/20/2021	—	(a)(b)
Ulta Beauty, Inc.	310	(10,409,800)	325	9/17/2021	(403,000)
					(613,000)
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	4,150	(17,554,500)	40	8/20/2021	(477,250)

Total puts					$(3,261,264)

Total options written (premium received $11,877,950)					$(4,672,814)

(a)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

At July 31, 2021, the Fund had securities pledged in the amount of $231,282,308 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Automobiles	$—	$37,162,659	$—	$37,162,659
Commercial Services & Supplies	75,037,720	74,171,558	—	149,209,278
Diversified Financial Services	22,610,762	14,580,000	—	37,190,762
Food Products	113,126,773	12,860,000	—	125,986,773
IT Services	224,174,363	6,675,534	—	230,849,897
Oil, Gas & Consumable Fuels	76,780,572	—	2,277,338	79,057,910
Software	658,882,689	52,295,818	5,051,954	716,230,461
Other Common Stocks(a)	2,956,575,553	—	—	2,956,575,553
Total Common Stocks	4,127,188,432	197,745,569	7,329,292	4,332,263,293
Preferred Stocks(a)	—	—	128,315,606	128,315,606
Loan Assignments
Leisure Goods - Activities - Movies	—	—	25,500,000	25,500,000
Other Loan Assignments(a)	—	7,478,000	—	7,478,000
Total Loan Assignments	—	7,478,000	25,500,000	32,978,000
Corporate Bonds(a)	—	147,035,341	—	147,035,341
Convertible Bonds(a)	—	8,054,847	—	8,054,847
Master Limited Partnerships and Limited Partnerships(a)	99,576,021	—	—	99,576,021
Warrants(a)	659,476	4,566,687	—	5,226,163
Options Purchased(b)	1,251,938	—	—	1,251,938
Short-Term Investments	—	194,113,530	—	194,113,530
Total Investments	$4,228,675,867	$558,993,974	$161,144,898	$4,948,814,739

(a)	The Schedule of Investments provides information on the industry or sector categorization.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation ) from investments still held as of 7/31/2021

Investments in Securities:
Common Stocks(d)(h)	$27,047	$—	$—	$1,542	$—	$—	$—	$(21,260)	$7,329	$1,542
Preferred Stocks(d)	62,680	—	—	45,693	19,943	—	—	—	128,316	45,693
Loan Assignments(d)	23,250	32	—	2,218	—	—	—	—	25,500	2,218
Options Purchased(h)	—	—	—	(1,334)	1,334	—	—	—	—	(1,334)
Warrants(d)	—	—	—	—	—	—	—	—	—	—
Total	$112,977	$32	$—	$48,119	$21,277	$—	$—	$(21,260)	$161,145	$48,119

(d)     Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 7/31/2021	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(f)		Impact to valuation from increase in Input(g)
Common Stocks	$2,277,338	Market Comparables	Enterprise value/EBITDA multiple(e) (EV/EBITDA)	11.0x	11.0	x	Increase
Common Stocks	5,051,954	Market Comparables	Enterprise value/Revenue multiple(e) (EV/Revenue)	15.0x	15.0	x	Increase
Preferred Stocks	28,793,152	Market Comparables	Enterprise value/Revenue multiple(e) (EV/Revenue)	5.0x - 15.0x	12.0	x	Increase
Preferred Stocks	99,522,454	Market Approach	Transaction Price	$4.9528 – $34.87	$30.05		Increase
Warrant	0	Market Approach	Transaction Price	$0.00	$0.00		Increase
Loan Assignments	25,500,000	Market Comparables	Yield	8.0%	8.0%		Decrease

(e)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(f)	The weighted averages disclosed in the table above were weighted by relative fair value.
(g)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(h)	For the period ended July 31, 2021, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(378,367,266)	$—	$—	$(378,367,266)
Corporate Bonds Sold Short(a)	—	(49,984,790)	—	(49,984,790)
Exchange-Traded Funds Sold Short	(65,802,308)	—	—	(65,802,308)
Total Short Positions	$(444,169,574)	$(49,984,790)	$—	$(494,154,364)

(a)     The Schedule of Investments provides information on the industry or sector categorization.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$2,665,951	$—	$—	$2,665,951
Liabilities	(36,427,339)	—	—	(36,427,339)
Swaps
Liabilities	—	(143,538,068)	—	(143,538,068)
Options Written(b)
Liabilities	(4,672,814)	—	—	(4,672,814)
Total	$(38,434,202)	$(143,538,068)	$—	$(181,972,270)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases /Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Other Financial Instruments:
Options Written(c)	$—	$—	$—	$704	$—	$(704)	$—	$—	$—	$704
Total	$—	$—	$—	$704	$—	$(704)	$—	$—	$—	$704

(c)	For the period ended July 31, 2021, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 93.7%
	U.S. Treasury Notes
$50,500,000	2.75%, due 9/15/2021	$50,662,864
47,900,000	2.63%, due 12/15/2021	48,354,676	(a)
52,700,000	2.38%, due 3/15/2022	53,455,504
53,800,000	1.75%, due 6/15/2022	54,583,883
54,600,000	1.50%, due 9/15/2022	55,463,789	(a)
54,600,000	1.63%, due 12/15/2022	55,726,125	(a)
54,600,000	0.50%, due 3/15/2023	54,915,656
38,700,000	0.25%, due 6/15/2023	38,755,933
	Total U.S. Treasury Obligations (Cost $410,806,211)	411,918,430

NUMBER OF SHARES

Short-Term Investments 6.7%
Investment Companies 6.7%
29,542,910	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $29,542,910)	29,542,910	(c)
	Total Investments 100.4% (Cost $440,349,121)	441,461,340
	Liabilities Less Other Assets (0.4)%	(1,792,485	)(d)
	Net Assets 100.0%	$439,668,855

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of July 31, 2021.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $29,542,910.
(d)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At July 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	19	$(4,229,867)	$2,245	8/6/2021	$(68,875)
Russell 2000 Index	34	(7,569,236)	2,260	8/6/2021	(152,830)
Russell 2000 Index	20	(4,452,492)	2,270	8/6/2021	(103,100)
Russell 2000 Index	27	(6,010,864)	2,170	8/13/2021	(50,490)
Russell 2000 Index	21	(4,675,117)	2,180	8/13/2021	(44,520)
Russell 2000 Index	17	(3,784,618)	2,210	8/13/2021	(52,530)
Russell 2000 Index	9	(2,003,621)	2,245	8/13/2021	(41,805)
Russell 2000 Index	2	(445,249)	2,270	8/13/2021	(12,150)
Russell 2000 Index	9	(2,003,621)	2,130	8/20/2021	(15,345)
Russell 2000 Index	5	(1,113,123)	2,180	8/20/2021	(14,500)
Russell 2000 Index	5	(1,113,123)	2,190	8/20/2021	(16,050)
Russell 2000 Index	58	(12,912,227)	2,200	8/20/2021	(205,610)
Russell 2000 Index	1	(222,625)	2,170	8/27/2021	(3,580)
Russell 2000 Index	9	(2,003,621)	2,200	8/27/2021	(40,950)
Russell 2000 Index	10	(2,226,246)	2,215	8/27/2021	(51,100)
Russell 2000 Index	28	(6,233,489)	2,230	8/27/2021	(160,580)
Russell 2000 Index	25	(5,565,615)	2,250	8/27/2021	(166,875)
S&P 500 Index	13	(5,713,838)	4,325	8/6/2021	(12,220)
S&P 500 Index	23	(10,109,098)	4,330	8/6/2021	(23,000)
S&P 500 Index	49	(21,536,774)	4,355	8/6/2021	(66,885)
S&P 500 Index	131	(57,577,906)	4,360	8/6/2021	(191,915)
S&P 500 Index	3	(1,318,578)	4,345	8/13/2021	(7,650)
S&P 500 Index	157	(69,005,582)	4,350	8/13/2021	(416,050)
S&P 500 Index	9	(3,955,734)	4,370	8/13/2021	(27,900)
S&P 500 Index	15	(6,592,890)	4,375	8/13/2021	(48,450)
S&P 500 Index	33	(14,504,358)	4,380	8/13/2021	(111,045)
S&P 500 Index	7	(3,076,682)	4,230	8/20/2021	(13,930)
S&P 500 Index	106	(46,589,756)	4,345	8/20/2021	(388,490)
S&P 500 Index	56	(24,613,456)	4,360	8/20/2021	(224,840)
S&P 500 Index	50	(21,976,300)	4,400	8/20/2021	(259,500)
S&P 500 Index	2	(879,052)	4,370	8/27/2021	(11,060)
S&P 500 Index	92	(40,436,392)	4,400	8/27/2021	(593,860)
S&P 500 Index	74	(32,524,924)	4,415	8/27/2021	(518,740)
S&P 500 Index	43	(18,899,618)	4,425	8/27/2021	(318,845)
Total options written (premium received $7,162,726)					$(4,435,270)

At July 31, 2021, the Fund had securities pledged in the amount of $118,934,285 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$411,918,430	$—	$411,918,430
Short-Term Investments	—	29,542,910	—	29,542,910
Total Investments	$—	$441,461,340	$—	$441,461,340

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(4,435,270)	$—	$—	$(4,435,270)
Total	$(4,435,270)	$—	$—	$(4,435,270)

^    A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2021

Notes to Schedule of Investmentsß  Alternative and Multi-Asset Class Funds (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund ("Commodity Strategy"), Neuberger Berman Global Allocation Fund ("Global Allocation"), Neuberger Berman Long Short Fund ("Long Short"), and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund ("U.S. Equity Index PutWrite Strategy") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – unadjusted quoted prices in active markets for identical investments

•      Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•      Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, convertible preferred stocks, exchange-traded funds, preferred stocks, master limited partnerships and limited partnerships, warrants and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß  Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 2 Inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds' Board of Directors (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß  Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß  Alternative and Multi-Asset Class Funds (Unaudited) (cont’d)

Legend

Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
AUD =	Australian Dollar
BRL =	Brazilian Real
EUR =	Euro
KRW =	South Korean Won
USD =	United States Dollar

Non-Deliverable Forward Contracts:
BRL =	Brazilian Real
KRW =	South Korean Won

Counterparties:
GSI =	Goldman Sachs International
JPM =	JPMorgan Chase Bank N.A.

Index Periods/Payment Frequencies:
1M =	1 Month
3M =	3 Months
6M =	6 Months
T =	Termination

Other abbreviations:
PIPE =	Private investment in public entity

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ß Consolidated Notes to Schedule of Investments for Neuberger Berman Commodity Strategy Fund.